                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4025
                                  ----------------------------------------------

                        AMERICAN CENTURY MUNICIPAL TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                                64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 816-531-5575
                                                   -----------------------------

Date of fiscal year end: 05-31
                        --------------------------------------------------------

Date of reporting period:  05-31-2008
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

ANNUAL REPORT
MAY 31, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

TAX-FREE MONEY MARKET FUND
TAX-FREE BOND FUND

PRESIDENT'S LETTER

JONATHAN THOMAS

[photo of Jonathan Thomas]

Dear Investor,

At American Century Investments®, we are committed to helping you reach your financial goals. Your success is the ultimate measure of our performance. That's why we focus on achieving superior investment results and building long-term relationships with investors like you.

Part of that relationship is to clearly communicate investment results and what influenced them. To help you monitor your investment with us, we take pride in providing you with the annual report for the American Century® Tax-Free Money
Market and Tax-Free Bond funds for the 12 months ended May 31, 2008. We also recommend americancentury.com, where we provide company news, quarterly portfolio commentaries, investment views, and other useful information.

As noted on the website, 2008 marks the 50th anniversary of American Century
Investments. Since 1958, we've worked to make wise decisions with your interests as our guide. Fifty years also means that we've met the challenges of previous economic downturns. As we've crossed those hurdles and earned your trust, our assets under management have grown to nearly $100 billion, putting us in the top
5% of our industry. This growth has given us the resources to offer a wide array of financial products and services, including a well-diversified line-up of portfolios that provide you with many choices in these uncertain times.

Though our offerings are diverse, they share several key qualities, including our disciplined investment approach and active, team-based management. Strict adherence to our processes and long-term strategies allows us to stay focused during volatile periods. Investors in our portfolios also benefit from the sum of our investment teams' expertise as they share research and information.

We'll continue to work hard to earn your trust. Thank you for your continued
support.

Sincerely,

/s/Jonathan Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

TABLE OF CONTENTS

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S. Fixed-Income Total Returns. . . . . . . . . . . . . . . . .      2

TAX-FREE MONEY MARKET

TAX-FREE BOND

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century
Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century
Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century Investments by third party vendors. To the best of American Century
Investments' knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By David MacEwen, Chief Investment Officer, Fixed Income

POSITIVE BOND RETURNS IN VOLATILE CLIMATE

Despite rising commodity prices and deteriorating conditions in some credit sectors, the broad investment-grade U.S. bond market enjoyed mostly positive results for the 12 months ended May 31, 2008. Credit-related risk-aversion, however, hurt high-yield sectors of the market.

Credit fallout, plus soaring oil and other commodity prices, pushed the U.S.
economy to the brink of recession. To stimulate the economy and reassure financial markets, the Federal Reserve (the Fed) took extraordinary action. In
2007 it launched an aggressive easing campaign, shaving a total of 3.25 percentage points off the federal funds target rate by the end of the reporting period. The Fed also enacted a series of emergency lending programs targeting a wider spectrum of borrowers, including major brokers.

HISTORIC MUNICIPAL UNDERPERFORMANCE IN FEBRUARY

In a 12-month period characterized by credit, liquidity, and volatility concerns, investors favored quality. Treasuries significantly outperformed non-Treasury securities, including municipals. Relative newcomers to the municipal market, including hedge funds, were forced to sell their municipal holdings due to margin calls, putting more pressure on the market.

Municipals suffered further as investors questioned the health of municipal bond insurers due to exposure to subprime losses in other areas of their business.
Margin calls and insurer woes produced the perfect selloff and illiquidity storm in February 2008, when municipals experienced historic underperformance relative to Treasuries. Investment-grade municipal yields shot well over 100% of those of comparable Treasuries. (Long-term municipal yields historically equal 80% to 85%
of Treasury yields.)

MUNICIPALS REBOUNDED AFTER FEBRUARY

A rally in riskier assets was triggered by the Fed's intervention in the meltdown of a major broker-dealer. This, in addition to increasing inflation worries, caused Treasury market prices to decline during the final two months of the reporting period. Municipal bond performance rebounded after February, but municipal yields remained well above their historic range.

U.S. Fixed-Income Total Returns For the 12 months ended May 31, 2008

LEHMAN BROTHERS MUNICIPAL MARKET INDICES Municipal Bond 3.87% 3-Year Municipal
Bond 6.36% 5-Year General Obligation (GO) Bond 6.71% Long-Term Municipal Bond
-0.45% Non-Investment-Grade Municipal Bond -6.28%

TAXABLE MARKET RETURNS
Lehman Brothers U.S. Aggregate Index        6.89%
Lehman Brothers U.S. Treasury Index         9.42%
3-Month Treasury Bill                       4.04%
10-Year Treasury Note                      10.77%

------
2

PERFORMANCE
Tax-Free Money Market

Total Returns as of May 31, 2008
                                             Average Annual Returns
                                                    10        Since     Inception
                                  1 year   5 years  years   Inception      Date

INVESTOR CLASS                     2.97%    2.13%   2.34%     3.29%      7/31/84

AVERAGE RETURN OF LIPPER'S
TAX-EXEMPT MONEY MARKET FUNDS(1)   2.54%    1.84%   2.09%    3.16%(2)       --

Fund's Lipper Ranking(1)
 as of 5/31/08                   8 of 110  5 of 85  5 of 66  5 of 23        --
 as of 6/30/08                   7 of 110  5 of 86  5 of 66  5 of 23        --

(1) Data provided by Lipper Inc. -- A Reuters Company. © 2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

  Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 8/31/84, the date nearest the fund's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
3

PORTFOLIO COMMENTARY
Tax-Free Money Market

Lead Portfolio Manager: Todd Pardula
Macro Strategy Team Representative: Steven Permut

PERFORMANCE SUMMARY

Tax-Free Money Market returned 2.97% for the 12 months ended May 31, 2008, surpassing the 2.54% average return of the 110 funds in Lipper Inc.'s Tax-Exempt
Money Market Funds category. The portfolio's 12-month return ranked among the top 8% of the Lipper category, while its five- and 10-year returns ranked among the top 6% and 8%, respectively, of the Lipper group (see the previous page).

RECESSION FEARS LED TO FED RATE CUTS

Deteriorating conditions in certain credit markets, which led to widespread write-downs among financial companies, combined with soaring oil and other commodity prices, pushed the U.S. economy to the brink of recession. To stimulate economic growth and reassure the financial markets, the Federal
Reserve (the Fed) took extraordinary action. In September 2007 it launched an aggressive easing campaign which sliced a total of 3.25 percentage points off the federal funds target rate by the end of May 2008.

CREDIT-MARKET FALLOUT HIT MUNICIPALS

Initially, the bulk of the credit problems was confined to the stock and bond markets. But the panic eventually filtered through to the asset-backed segment of the taxable money markets, where subprime mortgage exposure within certain asset-backed securities and structured investment vehicles (SIVs) came into play. Tax-Free Money Market did not have exposure to such securities.

The subsequent write-downs of subprime-backed securities and investment vehicles ultimately led to ratings downgrades for several municipal bond insurers.
Although some securities within our portfolio were insured by these companies, we gradually reduced our exposure. More important, we strongly believe the underlying securities are of high credit quality, even without the insurance.

DEMAND FOR QUALITY SENT YIELDS TUMBLING

Given the uncertain credit environment, investors generally shunned riskier assets, favoring high-quality securities. U.S. Treasuries rallied strongly across the yield curve. At the short end, the yield on the three-month Treasury bill dropped 2.84 percentage points, from 4.73% at the beginning of the reporting period to 1.89% at the end.

Tax-Free Money Market's yield experienced a similar decline, as the fund's 7-day current yield decreased from 3.41% to 1.84% during the reporting period.

Yields as of May 31, 2008
7-Day Current Yield
                                             1.84%
7-Day Effective Yield
                                             1.85%
7-Day Tax-Equivalent Current Yields(1)
25.00% Tax Bracket                           2.45%
28.00% Tax Bracket                           2.56%
33.00% Tax Bracket                           2.75%
35.00% Tax Bracket                           2.83%

(1) The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

------
4

Tax-Free Money Market

PORTFOLIO STRATEGY

Variable-rate demand notes (VRDNs) continued to comprise the bulk of the portfolio. These "floaters" gave us the flexibility to capture occasional spikes in rates while maintaining liquidity. Our focus on this segment of the market combined with specific security selection accounted for the fund's outperformance relative to the peer group.

Typically, in a falling-rate environment, we would limit our exposure to floaters and extend the portfolio's weighted average maturity, to capture the relatively higher yields on longer-term securities. But with the markets experiencing continued credit-related fallout, we believed maintaining liquidity was a prudent strategy, and the fund's maturity remained relatively short. After spiking at 34 days in late August 2007, due to seasonal note issuance, the portfolio's weighted average maturity steadily declined. The portfolio ended the period with an average maturity of 14 days, compared to 15 days on May 31, 2007.

OUTLOOK

The availability of high-quality variable-rate securities began to subside late in the 12-month period. This was due primarily to continued credit-market deterioration, which led to quality-rating downgrades for many monoline insurance companies and banks. Such downgrades pushed these banks off the fund's approved-issuer list. (In general, approximately 90% of the securities we purchase for the fund are issued or guaranteed by banks.) Given this climate, the key challenge for the fund in the months ahead likely will be remaining fully invested in tax-exempt money market securities. To meet this challenge, we expect to increase our exposure to municipal issuers. Because many of these municipal issues have one-year maturities, this exposure should result in a slightly longer average maturity for the fund.

Portfolio Composition by Credit Rating
                                                  % of fund
                        % of fund investments    investments
                                as of               as of
                               5/31/08             11/30/07
A-1+                             87%                 80%
A-1                              13%                 20%

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

Portfolio Composition by Maturity
                                % of fund         % of fund
                               investments       investments
                                  as of             as of
                                 5/31/08           11/30/07
1-30 days                          93%               92%
31-90 days                         6%                 --
91-180 days                        --                 --
More than 180 days                 1%                 8%

------
5

SCHEDULE OF INVESTMENTS
Tax-Free Money Market

MAY 31, 2008

Principal Amount                                                             Value

Municipal Securities -- 100.9%

ALABAMA -- 0.9%
   $ 1,000,000  Gulf Shores Medical Clinic Board Rev., (Colonial
                Pinnacle MOB, LLC), VRDN, 1.72%, 6/5/08 (LOC:
                Regions Bank)                                          $ 1,000,000
       800,000  Mobile Industrial Development Board Rev., (Holnam
                Inc.), VRDN, 1.67%, 6/4/08 (LOC: Bayerische
                Landesbank)                                                800,000
     1,100,000  University of Alabama Rev., Series 2004 C, VRDN,
                2.35%, 6/5/08 (MBIA) (SBBPA: Wachovia Bank N.A.)         1,100,000
                                                                      ------------
                                                                         2,900,000
                                                                      ------------
ARIZONA -- 2.7%
     6,750,000  Maricopa County Industrial Development Auth. Rev.,
                (Michael Pylman Dairies), VRDN, 1.82%, 6/5/08
                (LOC: LaSalle Bank N.A)                                  6,750,000
     1,600,000  Maricopa County Paradise Valley Unified School
                District No. 69 GO, Series 2007 B, (School
                Improvement Project of 2005), 4.25%, 7/1/08 (FSA)        1,600,608
                                                                      ------------
                                                                         8,350,608
                                                                      ------------
CALIFORNIA -- 4.5%
     3,660,000  ABN AMRO Munitops Certificate Trust Rev., Series
                2006-19, VRDN, 2.62%, 6/5/08 (MBIA) (SBBPA: ABN
                AMRO Bank N.V.) (Acquired 5/15/08, Cost
                $3,660,000)(1)                                           3,660,000
     4,400,000  Alameda County Industrial Development Auth. Rev.,
                (BAT Properties LLC), VRDN, 1.89%, 6/5/08 (LOC:
                Bank of the West)                                        4,400,000
       883,364  California Economic Development Financing Auth.
                Rev., (Wesflex Pipe Manufacturing), VRDN, 1.93%,
                6/5/08 (LOC: Wells Fargo Bank N.A.)                        883,364
     4,270,000  Lakeside Union School District COP, (2006 School
                Facility Bridge Funding Program), VRDN, 1.70%,
                6/5/08 (AGC) (SBBPA: Dexia Credit Local)                 4,270,000
       900,000  Long Beach Unified School District COP, VRDN,
                4.30%, 6/5/08 (Ambac) (SBBPA: Dexia Credit Local)          900,000
                                                                      ------------
                                                                        14,113,364
                                                                      ------------

Principal Amount                                                             Value

COLORADO -- 5.6%
   $ 2,840,000  Arvada Water Enterprise Rev., VRDN, 3.65%, 6/2/08
                (FSA) (SBBPA: Dexia Public Finance Bank)               $ 2,840,000
     2,745,000  Avon Industrial Development Rev., (Kroger Co.),
                VRDN, 1.72%, 6/5/08 (LOC: U.S. Bank N.A.)                2,745,000
     5,800,000  Colorado Housing & Finance Auth. Rev., (Kroger
                Co.), VRDN, 1.72%, 6/5/08 (LOC: U.S. Bank N.A.)          5,800,000
     1,840,000  Fort Collins Economic Development Rev., Series
                2001 A, (The Residence at Oakridge), VRDN, 1.80%,
                6/5/08 (LOC: U.S. Bank N.A.)                             1,840,000
     1,500,000  Hotchkiss Industrial Development Rev., (Kroger
                Co.), VRDN, 1.72%, 6/5/08 (LOC: U.S. Bank N.A.)          1,500,000
     2,900,000  Thornton Industrial Development Rev., (Kroger
                Co.), VRDN, 1.72%, 6/5/08 (LOC: U.S. Bank N.A.)          2,900,000
                                                                      ------------
                                                                        17,625,000
                                                                      ------------
FLORIDA -- 1.6%
     4,300,000  Miami-Dade County Industrial Development Auth.
                Rev., (Palmer Trinity Private College), VRDN,
                1.65%, 6/5/08 (LOC: Keybank N.A.)                        4,300,000
       250,000  Orange County School Board COP, Series 2002 B,
                VRDN, 2.50%, 6/2/08 (MBIA) (SBBPA: SunTrust Bank)          250,000
       500,000  Seminole County Industrial Development Auth. Rev.,
                VRDN, 1.82%, 6/5/08 (LOC: Bank of America N.A.)            500,000
                                                                      ------------
                                                                         5,050,000
                                                                      ------------
HAWAII -- 0.8%
       450,000  Hawaii Pacific Health Rev., Series 2004 B,
                (Department Budget & Finance), VRDN, 1.67%, 6/4/08
                (RADIAN) (SBBPA: Bank of Nova Scotia)                      450,000
     2,000,000  Hawaii Pacific Health Rev., Series 2004 B2,
                (Department Budget & Finance), VRDN, 1.67%, 6/4/08
                (RADIAN) (SBBPA: Bank of Nova Scotia)                    2,000,000
                                                                      ------------
                                                                         2,450,000
                                                                      ------------

------
6

Tax-Free Money Market

Principal Amount                                                             Value

IDAHO -- 0.9%
   $ 2,900,000  Boise City Housing Auth. Multifamily Rev., Series
                2002 B, (Civic Plaza Housing), VRDN, 1.90%, 6/4/08
                (LOC: Keybank N.A.)                                    $ 2,900,000
                                                                      ------------
ILLINOIS -- 3.2%
     4,000,000  Illinois GO, Series 2003 B04, VRDN, 1.78%, 6/4/08
                (FSA) (SBBPA: Wachovia Bank N.A.)                        4,000,000
     6,000,000  Illinois Health Facilities Auth. Rev., Series 1997
                B, (Loyola University Health System), VRDN, 2.20%,
                6/4/08 (MBIA) (LOC: Comerica Bank)                       6,000,000
                                                                      ------------
                                                                        10,000,000
                                                                      ------------
INDIANA -- 5.5%
     1,000,000  Indianapolis Local Public Improvement Bank Bonds
                Rev., Series 2005 G3, (Waterworks), VRDN, 1.77%,
                6/5/08 (MBIA) (SBBPA: Depfa Bank plc)                    1,000,000
     2,800,000  Jasper County Industrial Development Rev.,
                (Newberry Farms LLC), VRDN, 1.82%, 6/5/08 (LOC:
                Bank of the West)                                        2,800,000
       610,000  La Porte Industrial Development Rev., (KKO
                Realty), VRDN, 1.82%, 6/5/08 (LOC: Bank of New
                York)                                                      610,000
     1,465,000  Morgan County Economic Development Rev., Series
                2002 A, (Morgan Hospital & Medical Center), VRDN,
                1.82%, 6/5/08 (LOC: Fifth Third Bank)                    1,465,000
    11,270,000  Morgan County Economic Development Rev., Series
                2002 B, (Morgan Hospital & Medical Center), VRDN,
                1.70%, 6/5/08 (LOC: Fifth Third Bank)                   11,270,000
                                                                      ------------
                                                                        17,145,000
                                                                      ------------
KANSAS -- 0.3%
     1,000,000  Hutchinson Industrial Development Rev., (Kroger
                Co.), VRDN, 1.72%, 6/5/08 (LOC: U.S. Bank N.A.)          1,000,000
                                                                      ------------
KENTUCKY -- 2.2%
     4,750,000  Kentucky Economic Development Finance Auth.
                Hospital Facilities Rev., Series 1997 D, (Health
                Alliance), VRDN, 3.50%, 6/4/08 (MBIA) (SBBPA:
                Credit Suisse First Boston)                              4,750,000

Principal Amount                                                             Value

   $ 1,000,000  Murray Industrial Building Rev., (Kroger Co.),
                VRDN, 1.72%, 6/5/08 (LOC: U.S. Bank N.A.)              $ 1,000,000
     1,000,000  Winchester Industrial Building Rev., (Kroger Co.),
                VRDN, 1.72%, 6/5/08 (LOC: U.S. Bank N.A.)                1,000,000
                                                                      ------------
                                                                         6,750,000
                                                                      ------------
LOUISIANA -- 9.0%
     9,740,000  Louisiana Local Government Environmental
                Facilities & Community Development Auth. Rev,
                (Capital Projects and Equipment Acquisition
                Program), VRDN, 5.00%, 6/5/08 (Ambac) (SBBPA:
                JPMorgan Chase Bank)                                     9,740,000
     2,395,000  Louisiana Local Government Environmental
                Facilities & Community Development Auth. Rev.,
                (Trinity Episcopal School), VRDN, 1.70%, 6/4/08
                (LOC: SunTrust Bank)                                     2,395,000
    13,500,000  Louisiana Local Government Environmental
                Facilities & Community Development Auth. Rev.,
                Series 2006 A, (Capital and Equipment Acquisition
                Program), VRDN, 5.00%, 6/5/08 (Ambac) (SBBPA: BNP
                Paribas)                                                13,500,000
     2,500,000  New Orleans Aviation Board Rev., Series 1993 B,
                (Louis Armstrong New Orleans International
                Airport), VRDN, 3.00%, 6/4/08 (MBIA) (SBBPA: Dexia
                Credit Local)                                            2,500,000
                                                                      ------------
                                                                        28,135,000
                                                                      ------------
MAINE -- 0.9%
     2,965,000  Town of York Rev., (Stonewall Realty LLC), VRDN,
                1.92%, 6/5/08 (LOC: Citizens Bank of Rhode Island)       2,965,000
                                                                      ------------
MARYLAND -- 0.1%
       440,000  Maryland Economic Development Corp. Rev., Series
                2002 B, (Federation of American Societies), VRDN,
                1.70%, 6/4/08 (LOC: SunTrust Bank)                         440,000
                                                                      ------------
MICHIGAN -- 1.1%
     3,500,000  City of Southfield Economic Development Corp.
                Rev., (Lawrence Technological University), VRDN,
                1.60%, 6/4/08 (GO of University) (LOC: Bank One
                Michigan)                                                3,500,000
                                                                      ------------

------
7

Tax-Free Money Market

Principal Amount                                                             Value

MINNESOTA -- 7.3%
   $ 6,500,000  East Grand Forks Rev., (American Crystal Sugar
                Co.), VRDN, 1.82%, 6/5/08 (LOC: Wachovia Bank N.A.)    $ 6,500,000
     4,900,000  East Grand Forks Solid Waste Disposal Rev.,
                (American Crystal Sugar Co.), VRDN, 1.82%, 6/5/08
                (LOC: Wachovia Bank N.A. and CoBank ACB)                 4,900,000
     5,370,000  Minneapolis & Saint Paul Housing & Redevelopment
                Auth. Health Care System Rev., Series 2007 B1,
                (Allina Health System), VRDN, 2.50%, 6/2/08 (MBIA)
                (SBBPA: Bank of New York)                                5,370,000
     2,500,000  Minneapolis Health Care System Rev., Series 2005
                B, (Fairview Health Services), VRDN, 3.25%, 6/4/08
                (Ambac) (SBBPA: Royal Bank of Canada)                    2,500,000
     3,640,000  Owatonna Housing Rev., Series 2003 A, (Second
                Century Housing), VRDN, 1.82%, 6/5/08 (LOC:
                American Bank of St. Paul and FHLB)                      3,640,000
                                                                      ------------
                                                                        22,910,000
                                                                      ------------
MISSISSIPPI -- 2.1%
     1,905,000  Mississippi Business Finance Corp. Rev., Series
                2004 B, VRDN, 1.74%, 6/5/08 (LOC: Wells Fargo Bank
                N.A.)                                                    1,905,000
     4,800,000  Morgan Keegan Municipal Products Inc. Various
                States, Series 2007 H1, VRDN, 1.87%, 6/5/08 (LOC:
                Regions Bank)                                            4,800,000
                                                                      ------------
                                                                         6,705,000
                                                                      ------------
MISSOURI -- 5.8%
     6,700,000  Jackson County Industrial Development Auth. Rev.,
                (Linda Hall Library), VRDN, 1.69%, 6/5/08 (LOC:
                Commerce Bank N.A.)                                      6,700,000
     2,355,000  Kansas City Industrial Development Auth. Rev.,
                (Plaza Manor Nursing), VRDN, 1.77%, 6/5/08 (LOC:
                Comerica Bank)                                           2,355,000
     9,100,000  Missouri Health & Educational Facilities Auth.
                Rev., (Pembroke Hill School), VRDN, 1.69%, 6/5/08
                (LOC: Commerce Bank N.A.)                                9,100,000
                                                                      ------------
                                                                        18,155,000
                                                                      ------------

Principal Amount                                                             Value

NEW YORK -- 0.5%
   $ 1,495,000  New York City Industrial Development Agency Civic
                Facility Rev., (1998 Peninsula Hospital Center),
                VRDN, 3.60%, 6/5/08 (LOC: JPMorgan Chase Bank)         $ 1,495,000
                                                                      ------------
NORTH CAROLINA -- 1.6%
     5,000,000  North Carolina Eastern Municipal Power Agency
                System Rev., Series 2006 A, VRDN, 2.20%, 6/4/08
                (MBIA) (SBBPA: Wachovia Bank N.A.) 5,000,000
                                                                      ------------
OHIO -- 1.6%
     5,000,000  Ohio Higher Educational Facility Rev., Series 2008
                B1, (Case Western Reserve University), VRDN,
                1.60%, 6/2/08 (LOC: Bank of America N.A.)                5,000,000
                                                                      ------------
OREGON -- 1.3%
     4,000,000  Oregon GO, Series 2007 A, (Tax Anticipation
                Notes), 4.50%, 6/30/08                                   4,002,674
                                                                      ------------
PENNSYLVANIA -- 3.2%
     5,000,000  Pennsylvania Higher Educational Facilities Auth.
                Hospital Rev., VRDN, 1.61%, 6/5/08 (SBBPA: Lloyds
                TSB Bank plc) (Acquired 11/6/07, Cost
                $5,000,000)(1)                                           5,000,000
     5,000,000  Union County Hospital Auth. Rev., (Evangelical
                Community Hospital), VRDN, 8.00%, 6/5/08 (RADIAN)
                (LOC: Bank of America N.A.)                              5,000,000
                                                                      ------------
                                                                        10,000,000
                                                                      ------------
SOUTH CAROLINA -- 2.9%
     1,075,000  Piedmont Municipal Power Agency Electric Rev.,
                Series 2004 B, VRDN, 2.60%, 6/4/08 (MBIA) (SBBPA:
                JPMorgan Chase Bank)                                     1,075,000
     8,150,000  South Carolina Jobs Economic Development Auth
                Rev., (Greenville Technical College), VRDN, 2.00%,
                6/5/08 (LOC: SunTrust Bank)                              8,150,000
                                                                      ------------
                                                                         9,225,000
                                                                      ------------
TENNESSEE -- 8.9%
     7,880,000  Bradley County Industrial Development Board Rev.,
                (Kroger Co.), VRDN, 1.72%, 6/5/08 (LOC: U.S. Bank
                N.A.)                                                    7,880,000

------
8

Tax-Free Money Market

Principal Amount                                                             Value

   $12,250,000  Morgan Keegan Municipal Products Inc. Various
                States, Series 2008 D, VRDN, 1.87%, 6/5/08 (LOC:
                Regions Bank) (Acquired 3/31/08-5/28/08, Cost
                $12,250,000)(1)                                       $ 12,250,000
     4,200,000  Sevier County Public Building Auth. Rev., Series
                1999 II-B2, (Local Government Public Improvement),
                VRDN, 3.25%, 6/5/08 (Ambac) (SBBPA: KBC Bank N.V.)       4,200,000
     3,500,000  Shelby County Health, Educational & Housing
                Facility Board Rev., (Wyndridge III Apartments),
                VRDN, 1.90%, 6/5/08 (LIQ FAC: FHLMC)                     3,500,000
                                                                      ------------
                                                                        27,830,000
                                                                      ------------
TEXAS -- 18.7%
    14,400,000  Brazos Harbor Industrial Development Corp. Rev.,
                (BASF Corporation), VRDN, 2.10%, 6/4/08                 14,399,999
     4,500,000  Brownsville Utility System Rev., Series 2005-1132,
                VRDN, 1.67%, 6/5/08 (Ambac) (FSA) (LIQ FAC:
                JPMorgan Chase Bank) (Acquired 2/28/08, Cost
                $4,500,000)(1)                                           4,500,000
    10,000,000  Crawford Education Facilities Corp. Rev.,
                (University Package System A), VRDN, 1.71%, 6/5/08
                (LOC: BNP Paribas)                                      10,000,000
     3,000,000  Hale County Industrial Development Corp. Rev.,
                (Struikmans), VRDN, 1.82%, 6/5/08 (LOC: Bank of
                the West)                                                3,000,000
     5,240,000  Muleshoe Economic Development Corp. Rev., (John
                Lyle & Grace Ajean), VRDN, 1.77%, 6/5/08 (LOC:
                Wells Fargo Bank N.A.)                                   5,240,000
     4,000,000  Port of Corpus Christi Auth. of Nueces County
                Solid Waste Disposal Rev., (Flint Hills Resources,
                LP), VRDN, 2.00%, 6/4/08                                 4,000,000
     4,500,000  Port of Corpus Christi Auth. of Nueces County
                Solid Waste Disposal Rev., (Flint Hills Resources,
                LP), VRDN, 2.00%, 6/4/08                                 4,500,000
    13,000,000  Texas GO, (Tax & Revenue Anticipation Notes),
                4.50%, 8/28/08                                          13,024,263
                                                                      ------------
                                                                        58,664,262
                                                                      ------------

Principal Amount                                                             Value

VIRGINIA -- 1.7%
   $ 1,755,000  Bristol Industrial Development Auth. Rev.,
                (Bristol Health Care Center Inc.), VRDN, 2.80%,
                6/1/08 (LOC: Regions Bank)                             $ 1,755,000
     3,575,000  Chesapeake Bay Bridge & Tunnel District Rev.,
                Series 2003 A39, VRDN, 4.18%, 6/4/08 (MBIA)
                (SBBPA: Wachovia Bank N.A.) (Acquired 5/9/08, Cost
                $3,575,000)(1)                                           3,575,000
                                                                      ------------
                                                                         5,330,000
                                                                      ------------
WASHINGTON -- 4.7%
     2,500,000  Snohomish County GO, (Marysville School District
                No. 25), 4.00%, 12/1/08 (FSA)                            2,507,550
     4,200,000  Washington Economic Development Finance Auth.
                Rev., Series 2007 E, (Mesa Dairy, LLC), VRDN,
                1.82%, 6/5/08 (LOC: Wells Fargo Bank N.A.)               4,200,000
     7,950,000  Washington Health Care Facilities Auth. Rev.,
                (Swedish Health Services), VRDN, 1.65%, 6/4/08
                (LOC: Citibank N.A.) (Acquired 3/9/07, Cost
                $7,950,000)(1)                                           7,950,000
                                                                      ------------
                                                                        14,657,550
                                                                      ------------
WEST VIRGINIA -- 1.3%
     4,000,000  West Virginia Economic Development Auth. Rev.,
                (Collins Hardwood Co.), VRDN, 1.82%, 6/5/08 (LOC:
                Bank of America N.A.)                                    4,000,000
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 100.9%                                  316,298,458
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- (0.9)%                                 (2,756,335)
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $313,542,123
                                                                      ============

------
9

Tax-Free Money Market

Notes to Schedule of Investments

AGC = Assured Guaranty Corporation

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LIQ FAC = Liquidity Facilities

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2008.

(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2008 was $36,935,000, which represented 11.8% of total net assets. None of the restricted securities were considered illiquid.

See Notes to Financial Statements.

------
10

PERFORMANCE
Tax-Free Bond

Total Returns as of May 31, 2008
                                               Average Annual Returns
                                                           10         Since     Inception
                                   1 year      5 years    years     Inception      Date

INVESTOR CLASS                      4.66%       2.97%     4.54%       5.32%      3/2/87

LEHMAN BROTHERS MUNICIPAL
5-YEAR GO INDEX                     6.71%       3.12%     4.60%       5.51%(1)      --

AVERAGE RETURN OF LIPPER'S
INTERMEDIATE MUNICIPAL DEBT
FUNDS(2)                            3.80%       2.52%     4.05%       5.45%(3)      --

Invester Class Lipper Ranking(2)
 as of 5/31/08                   42 of 158   24 of 120   11 of 76     8 of 12       --
 as of 6/30/08                   50 of 159   27 of 124   11 of 77     8 of 12       --

Institutional Class                 4.88%       3.17%       --        3.72%      4/15/03

(1) Since 2/28/87, the date nearest the Investor Class's inception for which data are available.

(2) Data provided by Lipper Inc. -- A Reuters Company. © 2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

  Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 3/31/87, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
11

Tax-Free Bond

Growth of $10,000 Over 10 Years
$10,000 investment made May 31, 1998

One-Year Returns Over 10 Years
Periods ended May 31
               1999    2000    2001    2002    2003    2004     2005    2006    2007    2008

Investor
Class         4.07%   0.44%   10.77%   6.45%  9.31%   -0.79%   5.16%   1.87%   4.08%    4.66%

Lehman
Brothers
Municipal
5-Year GO
Index         4.90%   0.65%   10.17%   6.33%  8.72%   -0.22%   4.47%   1.24%   3.55%    6.71%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
12

PORTFOLIO COMMENTARY
Tax-Free Bond

Lead Portfolio Managers: Alan Kruss and Steven Permut
Macro Strategy Team Representative: Steven Permut

PERFORMANCE SUMMARY

Tax-Free Bond returned 4.66%* for the 12 months ended May 31, 2008. By comparison, its broad market index--the Lehman Brothers Municipal 5-Year General
Obligation Bond Index--returned 6.71%, while the average return of the 158 intermediate municipal debt funds tracked by Lipper Inc. was 3.80%. The portfolio's average annual returns also exceeded those of its Lipper group average for the five- and 10-year periods ended May 31, 2008 (see page 11).

The portfolio's absolute return reflected the general bond market rally during the period as the economy weakened and the Federal Reserve slashed interest rates (see the Market Perspective on page 2). The fund and Lipper group average underperformed the Lehman Index because the short-term general obligation bonds that comprise the index were the best-performing segment of the market. In terms of contribution to the portfolio's return, our holdings in insured bonds limited results, while our duration and yield curve position helped performance.

INSURED BONDS LAGGED

A key factor limiting the portfolio's return was our exposure to insured bonds, which made up about 45% of assets at the end of May. We held a large position in insured bonds because we spent much of 2007 trading up in credit quality in anticipation of an economic slowdown. These securities underperformed because of concerns that losses on subprime loans in other parts of the bond insurers'
business would affect the backing they provide for many municipal bonds.

It's important to point out that municipal bonds historically have been an exceptionally safe investment with default rates much lower than those on corporate bonds. In addition, our experienced municipal credit research team performs a thorough review of all the bonds we purchase. As a result, we have faith in the underlying credit quality of the bonds in the portfolio and viewed the dip in prices as a buying opportunity. For example, we were able to add insured bonds with yields equal to or greater than those on comparable uninsured bonds--in other words, we effectively got the insurance for free.

Yields as of May 31, 2008
30-Day SEC Yield
Investor Class                               3.36%
Institutional Class                          3.55%
Investor Class 30-Day Tax-Equivalent Yields(1)
25.00% Tax Bracket                           4.48%
28.00% Tax Bracket                           4.67%
33.00% Tax Bracket                           5.01%
35.00% Tax Bracket                           5.17%

(1) The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

* All fund returns referenced in this commentary are for Investor Class shares.

------
13

Tax-Free Bond

CURVE, SECTOR TRADES CONTRIBUTED

On a positive note, we helped performance relative to the index and peer group by positioning the portfolio for a steeper yield curve. We did that by reducing our allocation to long-term bonds, which underperformed, and increasing our exposure to intermediate-term municipals.

In the municipal market, the difference in yield between two- and 10-year notes went from 24 to 140 basis points (a basis point equals 0.01%) during the period.
We also used Treasury futures to implement this trade, because they're a pure play on changes in the shape of the curve. For the 12 months, the difference in yield between two- and 10-year Treasury securities went from -3 basis points
(the yield curve was inverted) to +141 basis points (a more normal, upward slope).

The market climate also presented us with some attractive sector trades. For example, we were able to add some less economically sensitive education and hospital bonds at what we believe were very attractive yields relative to the credit quality of the issuers--in effect, we got income comparable to high-yield bonds but with investment-grade quality.

MANAGEMENT CHANGE

In March, Portfolio Manager Robert Miller left American Century Investments to pursue other opportunities. Two experienced members of the municipal portfolio management team--Steven Permut, a senior portfolio manager and head of the municipal bond team, and Alan Kruss, a municipal bond portfolio manager--will continue as lead managers on Tax-Free Bond. We believe this continuity is a key advantage of our team approach to managing portfolios.

OUTLOOK

"We're cautious because we don't see the economic and technical (supply and demand) issues in the municipal market going away anytime soon," said Permut.
"Nevertheless, municipal bonds remain very attractive compared with fully taxable investments, so we're looking for opportunities to add bonds in select sectors or states that we believe represent compelling long-term values."

Portfolio Composition by Credit Rating
                       % of fund           % of fund
                      investments         investments
                         as of               as of
                        5/31/08            11/30/07
AAA                       57%                 67%
AA                        20%                 11%
A                         12%                 9%
BBB                       10%                 11%
Lower than BBB             --                 1%
Not Rated                  1%                 1%

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

Top Five States as of May 31, 2008
                        % of net           % of net
                      assets as of       assets as of
                         5/31/08           11/30/07
California                11.8%              10.0%
New York                  10.3%              3.1%
Arizona                   6.8%               8.6%
Pennsylvania              5.7%               5.9%
Washington                5.3%               5.6%

------
14

SCHEDULE OF INVESTMENTS
Tax-Free Bond

MAY 31, 2008

Principal Amount                                                             Value

Municipal Securities -- 101.0%

ALABAMA -- 0.5%
      $ 865,000  Alabama Water Pollution Control Auth., 5.75%,
                 8/15/18 (Ambac)                                          $913,561
        190,000  East Central Industrial Development Auth. Rev.,
                 5.25%, 9/1/08, Prerefunded at 100% of Par
                 (Ambac)(1)                                                191,596
        810,000  East Central Industrial Development Auth. Rev.,
                 5.25%, 9/1/13 (Ambac)                                     814,641
      1,035,000  Helena Utilities Board Rev., 5.75%, 4/1/12,
                 Prerefunded at 101% of Par (MBIA)(1)                    1,148,793
        840,000  Helena Utilities Board Rev., 5.75%, 4/1/12,
                 Prerefunded at 101% of Par (MBIA)(1)                      932,350
        645,000  Helena Utilities Board Rev., 5.75%, 4/1/12,
                 Prerefunded at 101% of Par (MBIA)(1)                      715,911
        790,000  Helena Utilities Board Rev., 5.75%, 4/1/12,
                 Prerefunded at 101% of Par (MBIA)(1)                      876,852
                                                                    --------------
                                                                         5,593,704
                                                                    --------------
ALASKA -- 0.2%
      2,125,000  Aleutians East Borough Project Rev., (Aleutian
                 Pribilof Islands Inc.), 5.00%, 6/1/20 (ACA)             1,945,884
                                                                    --------------
ARIZONA -- 6.8%
      1,505,000  Arizona Board of Regents COP, Series 2002 A,
                 (University of Arizona), 5.50%, 6/1/12,
                 Prerefunded at 100% of Par (Ambac)(1)                   1,644,258
      1,935,000  Arizona Board of Regents COP, Series 2006 A,
                 (University of Arizona), 5.00%, 6/1/18 (Ambac)          2,086,046
      1,275,000  Arizona Health Facilities Auth. Rev., (Blood
                 Systems Inc.), 4.00%, 4/1/12                            1,284,652
      1,175,000  Arizona Health Facilities Auth. Rev., (Blood
                 Systems Inc.), 4.50%, 4/1/16                            1,180,922
      1,000,000  Arizona Health Facilities Auth. Rev., (Blood
                 Systems Inc.), 5.00%, 4/1/21                            1,005,960
      7,500,000  Arizona Health Facilities Auth. Rev., Series
                 2007 B, (Banner Health), VRDN, 2.68%, 7/1/08            5,924,999
      1,750,000  Arizona School Facilities Board Rev., (State
                 School Improvement), 5.50%, 7/1/11, Prerefunded
                 at 100% of Par(1)                                       1,896,003

Principal Amount                                                             Value

    $ 1,000,000  Arizona Tourism & Sports Auth. Rev., (Baseball
                 Training Facilities), 5.00%, 7/1/11                   $ 1,025,810
      1,000,000  Arizona Tourism & Sports Auth. Rev., (Baseball
                 Training Facilities), 5.00%, 7/1/12                     1,024,430
      1,880,000  Arizona Tourism & Sports Auth. Rev., (Baseball
                 Training Facilities), 5.00%, 7/1/13                     1,925,665
      2,000,000  Arizona Tourism & Sports Auth. Rev., Series 2003
                 A, (Multipurpose Stadium Facility), 5.25%,
                 7/1/17 (MBIA)                                           2,148,700
      1,910,000  Energy Management Services LLC Rev., (Arizona
                 State University - Main Campus), 4.50%, 7/1/11
                 (MBIA)                                                  2,009,358
      2,130,000  Energy Management Services LLC Rev., (Arizona
                 State University - Main Campus), 4.50%, 7/1/12
                 (MBIA)                                                  2,253,647
        500,000  Glendale Industrial Development Auth. Rev.,
                 Series 2001 A, (Midwestern University), 5.75%,
                 5/15/11, Prerefunded at 101% of Par(1)                    544,110
      1,155,000  Maricopa County Gilbert Unified School District
                 No. 41 GO, 5.75%, 7/1/11 (FSA)                          1,257,887
      1,445,000  Maricopa County Phoenix Union High School
                 District No. 210 GO, 4.75%, 7/1/11 (FSA)                1,531,671
      1,955,000  Maricopa County Saddle Mountain Unified School
                 District No. 90 GO, Series 2003 A, 5.00%, 7/1/10        2,021,411
      2,415,000  Maricopa County Saddle Mountain Unified School
                 District No. 90 GO, Series 2003 A, 5.25%, 7/1/11        2,534,663
      2,000,000  Maricopa County Saddle Mountain Unified School
                 District No. 90 GO, Series 2003 A, 5.25%, 7/1/12        2,112,600
      1,000,000  Maricopa County Scottsdale Elementary School
                 District No. 48 GO, 6.60%, 7/1/12                       1,138,680
      1,265,000  Mohave County Community College District Rev.,
                 5.75%, 3/1/14 (Ambac)                                   1,322,773
      2,150,000  Mohave County Community College District Rev.,
                 (State Board of Directors), 6.00%, 3/1/10,
                 Prerefunded at 100% of Par (MBIA)(1)                    2,287,407

------
15

Tax-Free Bond

Principal Amount                                                             Value

    $ 2,155,000  Mohave County Industrial Development Auth.,
                 Series 2004 A, (Mohave Prison), 5.00%, 4/1/14
                 (XLCA)                                                $ 2,265,832
      1,815,000  Navajo County Unified School District No. 20
                 Rev., Series 2006 A, 5.00%, 7/1/17 (MBIA)               1,967,188
      1,000,000  Phoenix Civic Improvement Corp. Airport Rev.,
                 Series 2008 A, 5.00%, 7/1/38(2)                         1,002,310
      1,000,000  Phoenix Civic Improvement Corp. Waste System
                 Rev., (Junior Lien), 6.25%, 7/1/10, Prerefunded
                 at 101% of Par (FGIC)(1)(3)                             1,087,050
      1,000,000  Phoenix Civic Improvement Corp. Water System
                 Rev., (Junior Lien), 5.50%, 7/1/19 (FGIC)               1,065,500
      1,070,000  Phoenix GO, Series 1995 A, 6.25%, 7/1/17                1,293,587
      1,750,000  Phoenix Industrial Development Auth. Government
                 Office Lease Rev., (Capitol Mall LLC), 5.00%,
                 9/15/26 (Ambac)                                         1,791,738
      1,200,000  Pima County Indian Oasis-Baboquivari Unified
                 School District No. 40 Rev., Series 2002 A,
                 4.60%, 7/1/13 (MBIA)                                    1,256,340
      1,710,000  Pima County Metropolitan Domestic Water
                 Improvement District Rev., 5.25%, 7/1/18 (Ambac)        1,871,800
      1,800,000  Pima County Metropolitan Domestic Water
                 Improvement District Rev., 5.25%, 7/1/19 (Ambac)        1,963,584
      1,125,000  Pima County Marana Unified School District No. 6
                 GO, 5.50%, 7/1/15 (FGIC)                                1,186,256
      2,600,000  Pima County Tucson Unified School District No. 1
                 GO, 4.625%, 7/1/13 (FSA)                                2,753,062
        775,000  Pinal County Apache Junction Unified School
                 District No. 43 GO, Series 2006 B, (School
                 Improvement), 5.00%, 7/1/16, Prerefunded at 100%
                 of Par (FGIC)(1)                                          859,398
        820,000  Pinal County COP, 4.75%, 6/1/13 (Ambac)                   856,720
      3,970,000  Pinal County COP, 5.00%, 12/1/25                        4,013,907
      1,000,000  Queen Creek Improvement District No. 1 Special
                 Tax Rev., 5.00%, 1/1/11                                 1,022,080

Principal Amount                                                             Value

    $ 1,000,000  Queen Creek Improvement District No. 1 Special
                 Tax Rev., 5.00%, 1/1/16                               $ 1,006,200
      1,600,000  Scottsdale GO, 6.25%, 7/1/09, Prerefunded at
                 100% of Par(1)                                          1,673,280
      1,000,000  Sedona COP, 5.75%, 7/1/09, Prerefunded at 101%
                 of Par(1)                                               1,049,690
      3,085,000  South Tucson Municipal Property Corp. Rev.,
                 5.50%, 6/1/24                                           3,157,713
                                                                    --------------
                                                                        73,304,887
                                                                    --------------
CALIFORNIA -- 11.8%
      3,445,000  ABAG Tax Allocation Rev., Series 2007 A, 5.00%,
                 9/1/33 (Ambac)                                          3,526,784
     10,000,000  California Department of Water Resources Power
                 Supply Rev., Series 2008 H, 5.00%, 5/1/21              10,568,399
      3,000,000  California Department of Water Resources Rev.,
                 Series 2008 AE, (Central Valley Water System),
                 5.00%, 12/1/22                                          3,222,270
      5,000,000  California Economic Recovery GO, Series 2008 B,
                 3.50%, 7/1/11                                           5,051,700
     10,000,000  California GO, 5.00%, 8/1/22                           10,321,400
      7,500,000  California GO, 5.00%, 6/1/26                            7,632,900
      7,500,000  California GO, 5.00%, 11/1/26                           7,669,350
      2,300,000  California Health Facilities Financing Auth.
                 Rev., Series 2008 A3, (Stanford Hospital), VRDN,
                 3.45%, 11/15/08(2)                                      2,297,746
      5,725,000  California Health Facilities Financing Auth.
                 Rev., Series 2008 I, (Catholic Healthcare West),
                 5.125%, 7/1/22                                          5,784,025
      1,000,000  California Public Works Board Lease, Series 1994
                 A, (Various University of California Projects),
                 6.20%, 10/1/08                                          1,003,190
      2,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2001 B, (Kaiser Permanente),
                 3.90%, 8/1/31                                           1,990,840
      1,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2002 E, (Kaiser Permanente),
                 4.70%, 6/1/09                                           1,023,810
      6,500,000  California Statewide Communities Development
                 Auth. Rev., Series 2008 B, (Sutter Health),
                 5.25%, 11/15/48                                         6,484,660

------
16

Tax-Free Bond

Principal Amount                                                             Value

      $ 845,000  California Statewide Communities Development
                 Auth. Water & Waste Rev., Series 2004 A, (Pooled
                 Financing Program), 5.00%, 10/1/12 (FSA)                 $916,419
        230,000  California Statewide Communities Development
                 Auth. Water & Waste Rev., Series 2004 A, (Pooled
                 Financing Program), 5.00%, 10/1/12 (FSA)(1)               249,782
        430,000  California Statewide Communities Development
                 Auth. Water & Waste Rev., Series 2004 A, (Pooled
                 Financing Program), 5.25%, 10/1/13, Prerefunded
                 at 101% of Par (FSA)(1)                                   480,693
      1,570,000  California Statewide Communities Development
                 Auth. Water & Waste Rev., Series 2004 A, (Pooled
                 Financing Program), 5.25%, 10/1/19 (FSA)                1,700,090
      3,000,000  Chino Basin Regional Financing Auth. Rev.,
                 Series 2008 A, (Inland Empire Utilities Agency),
                 5.00%, 11/1/38 (Ambac)                                  3,060,870
      7,000,000  City of Vista COP, (Community Projects), 5.00%,
                 5/1/37 (MBIA)                                           7,080,081
      3,510,000  Foothill-De Anza Community College District GO,
                 Series 2007 B, (Election of 2006), 5.00%, 8/1/17
                 (Ambac)                                                 3,869,073
      2,000,000  Foothill-De Anza Community College District GO,
                 Series 2007 B, (Election of 2006), 5.00%, 8/1/27
                 (Ambac)                                                 2,080,440
      3,600,000  Glendale Electric Rev., 5.00%, 2/1/38 (AGC)             3,708,324
      5,000,000  Golden State Tobacco Securitization Corp.
                 Settlement Rev., Series 2007 A1, 5.75%, 6/1/47          4,363,700
      1,070,000  Hesperia Unified School District COP, (2007
                 Capital Improvement), 5.00%, 2/1/17 (Ambac)             1,136,875
      3,000,000  Imperial Irrigation District COP, (Water
                 Systems), 5.50%, 7/1/29 (Ambac)                         3,112,980
        180,000  Long Beach Unified School District COP, VRDN,
                 4.30%, 6/5/08 (Ambac) (SBBPA: Dexia Credit Local)         180,000

Principal Amount                                                             Value

    $ 2,200,000  Manteca Unified School District GO, 5.25%,
                 8/1/14, Prerefunded at 100% of Par (FSA)(1)           $ 2,463,384
      1,500,000  Pasadena Electric Rev., 5.00%, 6/1/37 (AGC)             1,549,275
      3,185,000  Peninsula Corridor Joint Powers Board Farebox
                 Rev., Series 2007 A, 5.00%, 10/1/37 (Ambac)             3,208,410
      1,000,000  Plumas Unified School District GO, 5.25%,
                 8/1/20 (FSA)                                            1,122,940
      3,790,000  San Francisco City & County Airports Commission
                 Rev., Series 2008-34F, (San Francisco
                 International Airport), 5.00%, 5/1/16 (AGC/FSA)         4,091,153
      5,000,000  San Francisco City & County Airports Commission
                 Rev., Series 2008-34F, (San Francisco
                 International Airport), 5.00%, 5/1/17 (AGC/FSA)         5,388,950
      2,145,000  San Francisco Uptown Parking Corporation Rev.,
                 (Union Square), 5.50%, 7/1/15 (MBIA)                    2,318,788
      1,000,000  San Francisco Uptown Parking Corporation Rev.,
                 (Union Square), 6.00%, 7/1/20 (MBIA)                    1,090,930
      2,000,000  San Francisco Uptown Parking Corporation Rev.,
                 (Union Square), 6.00%, 7/1/31 (MBIA)                    2,150,360
      1,575,000  San Marcos Public Facilities Auth. Tax
                 Allocation Rev., Series 2006 A (Project Area No.
                 3), 5.00%, 8/1/20 (Ambac)                               1,628,345
      2,875,000  Southern California Public Power Auth. Rev.,
                 Series 2008 A, (Southern Transmission), 5.00%,
                 7/1/22(2) 3,016,565
                                                                    --------------
                                                                       126,545,501
                                                                    --------------
COLORADO -- 2.0%
      1,100,000  Arapahoe County Water & Wastewater Public
                 Improvement District GO, Series 2002 B, 5.75%,
                 12/1/17 (MBIA)                                          1,208,141
         40,000  Colorado Educational & Cultural Facilities Auth.
                 Rev., (Northwest Nazarene University), 4.60%,
                 11/1/10, Prerefunded at 102% of Par(1)                     42,642

------
17

Tax-Free Bond

Principal Amount                                                             Value

      $ 170,000  Colorado Educational & Cultural Facilities Auth.
                 Rev., (Northwest Nazarene University), 4.75%,
                 11/1/10(1)                                               $178,628
        730,000  Colorado Educational & Cultural Facilities Auth.
                 Rev., (Northwest Nazarene University), 4.75%,
                 11/1/10                                                   744,593
        760,000  Colorado Educational & Cultural Facilities Auth.
                 Rev., (Northwest Nazarene University), 4.60%,
                 11/1/16                                                   741,578
      1,280,000  Colorado Health Facilities Auth. Rev., (Yampa
                 Valley Medical Center), 5.00%, 9/15/11                  1,311,962
      1,000,000  Colorado Health Facilities Auth. Rev., Series
                 2006 B, (Longmont United Hospital), 5.00%,
                 12/1/20 (RADIAN)                                        1,009,650
        450,000  Colorado Water Resources & Power Development
                 Auth. Rev., Series 2000 A, 6.25%, 9/1/10,
                 Prerefunded at 100% of Par(1)                             488,219
         50,000  Colorado Water Resources & Power Development
                 Auth. Rev., Series 2000 A, 6.25%, 9/1/16                   53,924
      1,350,000  Compark Business Campus Metropolitan District,
                 GO, Series 2007 A, 5.30%, 12/1/22 (RADIAN)              1,385,477
      1,000,000  Douglas & Elbert Counties School District No.
                 Re-1 GO, Series 2002 B, 5.75%, 12/15/12,
                 Prerefunded at 100% of Par (FSA/State Aid
                 Withholding)(1)                                         1,116,700
      1,020,000  El Paso County School District No 8 &
                 Fountain-Fort Carson School District Finance
                 Corp. COP, 4.25%, 12/15/13 (Ambac)                      1,041,267
      1,250,000  Interlocken Consolidated Metropolitan District
                 GO, Series 1999 B, 5.625%, 12/15/16 (RADIAN)            1,306,488
      1,250,000  Midcities Metropolitan District No. 2 GO,
                 5.125%, 12/1/30 (RADIAN)                                1,240,925
      1,500,000  SBC Metropolitan District GO, 5.00%, 12/1/20
                 (ACA)                                                   1,501,394
      5,000,000  University of Colorado Regents COP, 6.00%,
                 12/1/22 (MBIA-IBC)                                      5,300,649

Principal Amount                                                             Value

    $ 1,000,000  Vista Ridge Metropolitan District GO, Series
                 2006 A, 5.00%, 12/1/21 (RADIAN)                          $998,050
      1,400,000  Vista Ridge Metropolitan District, GO, Series
                 2006 A, 5.00%, 12/1/26 (RADIAN)                         1,370,236
                                                                    --------------
                                                                        21,040,523
                                                                    --------------
CONNECTICUT -- 2.7%
      2,150,000  City of Bridgeport GO, Series 2004 A, 5.25%,
                 8/15/14, Prerefunded at 100% of Par (MBIA)(1)           2,394,369
      4,000,000  Connecticut GO, Series 2001 C, 5.50%, 12/15/13
                 (MBIA-IBC)                                              4,490,080
      5,000,000  Connecticut GO, Series 2006 C, 5.00%, 6/1/14            5,492,300
      1,595,000  Connecticut GO, Series 2006 D, 5.00%, 11/1/15           1,767,691
      4,500,000  Connecticut Health & Educational Facilities
                 Auth. Rev., Series 2003 X3, (Yale University),
                 4.85%, 7/1/37                                           4,599,360
      1,000,000  Connecticut Health & Educational Facilities
                 Auth. Rev., Series 2007 C, (Hospital for Special
                 Care Issue), 5.25%, 7/1/27 (RADIAN)                     1,020,960
      2,660,000  Connecticut Health & Educational Facilities
                 Auth. Rev., Series 2007 I, (Quinnipiac
                 University), 5.00%, 7/1/16 (MBIA)                       2,900,650
      1,000,000  Connecticut Health & Educational Facilities
                 Auth. Rev., Series 2007 I, (Quinnipiac
                 University), 5.00%, 7/1/17 (MBIA)                       1,089,440
      5,000,000  Connecticut Health & Educational Facilities
                 Auth. Rev., Series 2007 Z1, (Yale University),
                 5.00%, 7/1/42                                           5,137,000
                                                                    --------------
                                                                        28,891,850
                                                                    --------------
DISTRICT OF COLUMBIA -- 0.5%
      1,385,000  District of Columbia GO, Series 1999 B, 5.50%,
                 6/1/09 (FSA)                                            1,433,350
      1,155,000  District of Columbia Rev., (Gonzaga College High
                 School), 5.20%, 7/1/12 (FSA)                            1,196,996
      2,500,000  District of Columbia Water & Sewer Auth. Public
                 Utility Rev., Series 2008 A, 5.00%, 10/1/34 (AGC)       2,562,750
                                                                    --------------
                                                                         5,193,096
                                                                    --------------

------
18

Tax-Free Bond

Principal Amount                                                             Value

FLORIDA -- 4.5%
      $ 400,000  Broward County Educational Facilities Auth.
                 Rev., Series 2004 B, (Nova Southeastern), 5.00%,
                 4/1/14                                                   $410,140
        500,000  Broward County Educational Facilities Auth.
                 Rev., Series 2004 B, (Nova Southeastern), 5.50%,
                 4/1/15                                                    522,250
        525,000  Broward County Educational Facilities Auth.
                 Rev., Series 2004 B, (Nova Southeastern), 5.50%,
                 4/1/16                                                    545,370
      1,475,000  Collier County School Board COP, 5.50%, 2/15/12
                 (FSA)                                                   1,589,077
      1,150,000  Duval County School Board COP, 5.75%, 7/1/16
                 (FSA)                                                   1,194,310
      1,000,000  Florida Municipal Loan Council GO, Series 2002
                 C, 5.25%, 11/1/21 (MBIA)                                1,054,090
      4,500,000  Florida Rural Utility Financing Commission Rev.,
                 Series 2008 A, (Public Projects Construction),
                 3.25%, 2/1/11                                           4,507,559
      1,000,000  Halifax Hospital Medical Center Rev., Series
                 2006 A, 5.25%, 6/1/16                                   1,026,940
      1,000,000  Halifax Hospital Medical Center Rev., Series
                 2006 A, 5.25%, 6/1/18                                   1,009,750
      1,235,000  Indian River County Rev., (Spring Training
                 Facility), 5.25%, 4/1/15 (FGIC)                         1,303,073
      2,870,000  JEA St. Johns River Power Park System Rev.,
                 Series 2, Issue 3, 5.00%, 10/1/37                       2,923,411
        850,000  Lee County Industrial Development Auth.
                 Healthcare Facilities Rev., Series 1999 A,
                 (Shell Point Village), 5.50%, 11/15/09(1)                 889,151
      1,000,000  Miami Beach Stormwater Rev., 5.75%, 9/1/17 (FGIC)       1,057,810
      1,910,000  Miami Beach Water & Sewer Rev., 5.625%, 9/1/16
                 (Ambac)                                                 2,030,712
        650,000  Miami Parking Facilities Rev., 5.25%, 10/1/15
                 (MBIA)                                                    709,508
      4,650,000  Miami-Dade County Aviation Rev., Series 2007 D,
                 (Miami International Airport), 5.25%, 10/1/26
                 (FSA)                                                   4,869,805
      1,000,000  Miami-Dade County School Board COP, Series 2001
                 C, 5.50%, 10/1/11, Prerefunded at 100% of Par
                 (FSA)(1)                                                1,087,880

Principal Amount                                                             Value

    $ 1,875,000  Orange County School Board COP, Series 2002 A, 5.50%,
                 8/1/12, Prerefunded at 100% of Par
                 (MBIA)(1)                                             $ 2,059,819
        450,000  Orlando and Orange County Expressway Auth. Rev.,
                 (Junior Lien), 6.50%, 7/1/11 (FGIC)                       495,662
      1,000,000  Orlando Utilities Commission Water & Electric
                 Rev., Series 1989 D, 6.75%, 10/1/17(1)                  1,185,930
      1,375,000  Pinellas County Health Facility Auth. Rev.,
                 (Pooled Hospital Loan Program), VRDN, 4.00%,
                 6/2/08 (Ambac) (SBBPA: Wachovia Bank N.A.)              1,375,000
      1,500,000  Putnam County Development Auth. Pollution
                 Control Rev., Series 2007 B, (Seminole Electric
                 Cooperative, Inc.), 5.35%, 5/1/18 (Ambac)               1,511,415
      1,000,000  Sumter County School Board COP, 5.50%, 7/2/12,
                 Prerefunded at 100% of Par (MBIA)(1)                    1,096,910
      1,000,000  Sunrise Utility System Rev., 5.20%, 10/1/22
                 (Ambac)                                                 1,063,240
      1,500,000  Sunshine State Governmental Financing Commission
                 Rev., VRDN, 4.00%, 6/2/08 (Ambac) (SBBPA: Dexia
                 Credit Local)                                           1,500,000
      7,900,000  Sunshine State Governmental Financing Commission
                 Rev., VRDN, 4.25%, 6/2/08 (Ambac) (SBBPA: Dexia
                 Credit Local)                                           7,899,999
      2,000,000  Tampa Bay Water Utility System Rev., 5.00%,
                 10/1/38(2)                                              2,051,840
        400,000  Tampa Guaranteed Entitlement Rev., 6.00%,
                 10/1/18 (Ambac)(3)                                        456,164
      1,000,000  Tampa Water & Sewer Rev., 6.00%, 10/1/17 (FSA)          1,179,680
                                                                    --------------
                                                                        48,606,495
                                                                    --------------
GEORGIA -- 0.7%
      3,210,000  Burke County Development Auth. Pollution Control
                 Rev., Series 2007 B, (Oglethorpe Power Corp.
                 Vogtle), 4.75%, 4/1/11 (MBIA)                           3,260,430
      1,250,000  Fulton County Development Auth. Rev., Series
                 2001 A, (TUFF/Atlanta Housing, LLC Project at
                 Georgia State University), 5.50%, 9/1/18 (Ambac)        1,344,675

------
19

Tax-Free Bond

Principal Amount                                                             Value

      $ 130,000  Georgia Municipal Electric Power Auth. Rev.,
                 Series 1991 V, 6.50%, 1/1/09, Prerefunded at
                 100% of Par (MBIA-IBC/GO of Participants)(1)(3)          $133,250
         15,000  Georgia Municipal Electric Power Auth. Rev.,
                 Series 1991 V, 6.50%, 1/1/11, Prerefunded at
                 100% of Par (MBIA-IBC)(1)                                  16,052
        110,000  Georgia Municipal Electric Power Auth. Rev.,
                 Series 1991 V, 6.50%, 1/1/12 (MBIA-IBC)(1)                120,572
        560,000  Georgia Municipal Electric Power Auth. Rev.,
                 Series 1991 V, 6.50%, 1/1/12 (MBIA-IBC)                   605,634
      2,000,000  LaGrange Water & Sewerage Rev., 5.00%, 1/1/12
                 (Ambac) 2,130,780
                                                                    --------------
                                                                         7,611,393
                                                                    --------------
HAWAII -- 0.1%
        500,000  Maui County GO, Series 2000 A, 6.50%, 3/1/10,
                 Prerefunded at 101% of Par (FGIC)(1)                      540,945
                                                                    --------------
IDAHO -- 0.1%
      1,000,000  Blaine County Hailey School District No. 61 GO,
                 5.00%, 7/30/10 (Ambac) (School Bond Guarantee)          1,056,090
                                                                    --------------
ILLINOIS -- 4.8%
      2,000,000  Bedford Park GO, Series 2004 A, 5.25%, 12/15/20
                 (FSA)                                                   2,170,160
      5,000,000  Chicago Board of Education GO, Series 2008 C,
                 5.25%, 12/1/23                                          5,341,351
      4,000,000  Chicago O'Hare International Airport Rev.,
                 Series 1993 A, (Senior Lien), 5.00%, 1/1/12
                 (MBIA-IBC)                                              4,264,360
      3,000,000  Chicago O'Hare International Airport Rev.,
                 Series 2008 A, 5.00%, 1/1/12 (FSA)                      3,195,120
      4,000,000  Chicago O'Hare International Airport Rev.,
                 Series 2008 A, 5.00%, 1/1/13 (FSA)                      4,304,760
      4,000,000  Chicago O'Hare International Airport Rev.,
                 Series 2008 A, 5.00%, 1/1/14 (FSA)                      4,337,840
        775,000  Chicago O'Hare International Airport Rev.,
                 Series 2008 C, 4.00%, 1/1/16 (FSA)                        793,848
        600,000  Chicago O'Hare International Airport Rev.,
                 Series 2008 C, 4.00%, 1/1/17 (FSA)                        610,470
      1,015,000  City of Chicago Rev., Series 2006 A, 5.00%,
                 11/1/13 (Ambac)                                         1,091,612

Principal Amount                                                             Value

    $ 4,915,000  Cook County Township High School District No.
                 211 GO, (Palatine and Schaumburg Townships),
                 5.00%, 12/1/10 (FSA)                                  $ 5,218,698
      2,000,000  Illinois Dedicated Tax Rev., (Civic Center),
                 6.25%, 12/15/20 (Ambac)                                 2,320,100
        655,000  Illinois Development Finance Auth. Rev., Series
                 2001 B, (Midwestern University), 5.125%, 5/15/10          678,868
        400,000  Illinois Development Finance Auth. Rev., Series
                 2001 B, (Midwestern University), 5.75%, 5/15/11,
                 Prerefunded at 101% of Par(1)                             438,152
      1,775,000  Illinois Finance Auth. Student Housing Rev.,
                 Series 2006 B, (Educational Advancement Fund,
                 Inc.), 5.00%, 5/1/09                                    1,795,430
      2,785,000  Illinois Finance Auth. Student Housing Rev.,
                 Series 2006 B, (Educational Advancement Fund,
                 Inc.), 5.00%, 5/1/11                                    2,813,880
        940,000  Illinois Health Facilities Auth. Rev., Series
                 1992 C, (Evangelical Hospital), 6.75%, 4/15/12(1)       1,016,563
      1,000,000  Illinois Regional Transportation Auth. Rev.,
                 Series 1990 A, 7.20%, 11/1/20 (Ambac)                   1,211,930
        930,000  Kane County Community Unit School District No.
                 304 GO, 6.20%, 1/1/24 (FSA)                             1,038,847
      1,145,000  Ogle Lee & De Kalb Counties Township High School
                 District No. 212 GO, 6.00%, 12/1/11, Prerefunded
                 at 100% of Par (MBIA)(1)                                1,267,286
      1,035,000  Ogle Lee & De Kalb Counties Township High School
                 District No. 212 GO, 6.00%, 12/1/11, Prerefunded
                 at 100% of Par (MBIA)(1)                                1,145,538
         75,000  Ogle Lee & De Kalb Counties Township High School
                 District No. 212 GO, 6.00%, 12/1/18 (MBIA)                 81,143
      1,000,000  Rock Island, Mercer et al Counties Community
                 College District No. 503 GO, Series 2008 A,
                 (Black Hawk College), 4.00%, 12/1/11 (Ambac)            1,036,520
      1,000,000  Southwestern Illinois Development Auth. Rev.,
                 (Triad School District No. 2), 5.00%, 10/1/18
                 (MBIA/GO of District)                                   1,067,540

------
20

Tax-Free Bond

Principal Amount                                                             Value

    $ 1,250,000  Town of Cicero GO, Series 2005 A, 5.25%, 1/1/20
                 (XLCA)                                                $ 1,308,675
      1,000,000  Town of Cicero GO, Series 2005 A, 5.25%, 1/1/21
                 (XLCA)                                                  1,041,720
      1,000,000  University of Illinois COP, (Utility
                 Infrastructure), 5.75%, 8/15/08 (MBIA)(1)               1,007,870
      1,000,000  University of Illinois COP, Series 2006 A,
                 (Academic Facilities), 5.00%, 3/15/16 (Ambac)           1,093,480
                                                                    --------------
                                                                        51,691,761
                                                                    --------------
INDIANA -- 1.8%
      1,000,000  Hamilton Southeastern Consolidated School
                 Building Corp. Rev., (Hamilton County), 4.25%,
                 7/15/20 (FSA/State Aid Withholding)                     1,008,230
      1,520,000  Indiana Bond Bank Rev., Series 2006 A, 5.00%,
                 8/1/17 (FSA)                                            1,655,569
      1,600,000  Indiana Bond Bank Rev., Series 2006 A, 5.00%,
                 8/1/18 (FSA)                                            1,727,488
      1,680,000  Indiana Bond Bank Rev., Series 2006 A, 5.00%,
                 8/1/19 (FSA)                                            1,801,817
      5,000,000  Indiana Finance Auth. Lease Rev., Series 2008
                 A1, 5.00%, 11/1/16                                      5,357,249
        220,000  Indiana Transportation Finance Auth. Rev.,
                 Series 1990 A, 7.25%, 6/1/15, Prerefunded at
                 100% of Par(1)                                            240,247
        780,000  Indiana Transportation Finance Auth. Rev.,
                 Series 1990 A, 7.25%, 6/1/15                              902,351
      1,435,000  Indianapolis Local Public Improvement Bond Bank
                 Rev., Series 2002 A, 5.00%, 7/1/12 (MBIA)               1,542,840
      1,500,000  Mount Vernon of Hancock County Multi-School
                 Building Corp. Rev., Series 2001 B, (First
                 Mortgage), 5.75%, 7/15/11, Prerefunded at 100%
                 of Par (Ambac)(1)                                       1,636,455
      1,650,000  Valparaiso Middle Schools Building Corp. Rev.,
                 (First Mortgage), 5.75%, 7/15/11, Prerefunded at
                 100% of Par (FGIC)(1)                                   1,800,101
      1,000,000  Zionsville Community Schools Building Corp.,
                 (First Mortgage), 5.75%, 1/15/12, Prerefunded at
                 100% of Par (FGIC/State Aid Withholding)(1)             1,096,350
                                                                    --------------
                                                                        18,768,697
                                                                    --------------

Principal Amount                                                             Value

IOWA -- 0.5%
    $ 1,485,000  Iowa Finance Auth. Rev., Series 2006 A,
                 (Development Care Initiatives), 5.25%, 7/1/13         $ 1,496,776
      2,000,000  Iowa Finance Auth. Rev., Series 2006 A,
                 (Development Care Initiatives), 5.25%, 7/1/14           2,001,960
      1,690,000  Iowa Finance Auth. Rev., Series 2006 A,
                 (Development Care Initiatives), 5.25%, 7/1/16           1,664,802
                                                                    --------------
                                                                         5,163,538
                                                                    --------------
KANSAS -- 0.3%
      1,280,000  Wichita Hospital Facilities Rev., Series 2001
                 III, 5.25%, 11/15/13                                    1,351,680
      1,195,000  Wichita Hospital Facilities Rev., Series 2001
                 III, 5.50%, 11/15/16                                    1,255,634
                                                                    --------------
                                                                         2,607,314
                                                                    --------------
LOUISIANA -- 0.5%
      1,740,000  Louisiana Local Government Environmental
                 Facilities & Community Development Auth. Rev.,
                 (Ascension Parish Library), 5.25%, 4/1/23 (Ambac)       1,815,951
      1,105,000  Louisiana Public Facilities Auth. Rev., Series
                 2006 A, (Black & Gold Facilities), 4.00%, 7/1/13
                 (CIFG)                                                  1,108,503
      1,205,000  Louisiana Public Facilities Auth. Rev., Series
                 2006 A, (Black & Gold Facilities), 5.00%, 7/1/15
                 (CIFG)                                                  1,264,648
      1,465,000  Louisiana Public Facilities Auth. Rev., Series
                 2007 A, (Black & Gold Facilities), 5.00%, 7/1/22
                 (CIFG)                                                  1,441,677
                                                                    --------------
                                                                         5,630,779
                                                                    --------------
MARYLAND -- 2.6%
     10,000,000  Maryland GO, First Series 2005 A, (State and
                 Local Facilities Loan), 5.25%, 2/15/15                 11,198,200
     10,000,000  Maryland GO, Second Series 2005 A, (State and
                 Local Facilities Loan), 5.00%, 8/1/11                  10,710,500
        550,000  Maryland Health & Higher Educational Facilities
                 Auth. Rev., (LifeBridge Health Issue), 4.75%, 7/1/09 561,528
        535,000  Maryland Health & Higher Educational Facilities
                 Auth. Rev., (LifeBridge Health Issue), 4.75%,
                 7/1/10                                                    553,067

------
21

Tax-Free Bond

Principal Amount                                                             Value

      $ 825,000  Maryland Health & Higher Educational Facilities
                 Auth. Rev., (LifeBridge Health Issue), 5.00%,
                 7/1/12                                                   $866,102
      1,840,000  Maryland Health & Higher Educational Facilities
                 Auth. Rev., (LifeBridge Health Issue), 5.00%,
                 7/1/13                                                  1,940,758
      2,000,000  Maryland Health & Higher Educational Facilities
                 Auth. Rev., (LifeBridge Health Issue), 5.00%,
                 7/1/34 (AGC)                                            2,058,780
                                                                    --------------
                                                                        27,888,935
                                                                    --------------
MASSACHUSETTS -- 2.5%
     10,000,000  Commonwealth of Massachusetts GO, Series 2002 C,
                 (Consolidated Loan of 2002), 5.50%, 11/1/12 (FSA)      11,056,500
      1,855,000  Massachusetts Development Finance Agency Rev.,
                 Series 2007 C, 5.00%, 10/1/17                           1,917,235
      2,500,000  Massachusetts GO, Series 2006 D, 5.00%, 8/1/14          2,743,425
        760,000  Massachusetts Health & Educational Facilities
                 Auth. Rev., Series 1992 F, 6.25%, 7/1/12 (Ambac)          811,004
      1,250,000  Massachusetts Health & Educational Facilities
                 Auth. Rev., Series 2008 E1, (CareGroup Issue),
                 5.125%, 7/1/38(2)                                       1,219,975
      8,800,000  Massachusetts Water Resources Auth. Rev., Series
                 1997 A, (Multi-Modal), VRDN, 3.65%, 6/4/08
                 (Ambac) (SBBPA: Bank of Nova Scotia)                    8,800,000
                                                                    --------------
                                                                        26,548,139
                                                                    --------------
MICHIGAN -- 3.5%
      3,500,000  Detroit GO, Series 2004 A1, 5.25%, 4/1/23 (Ambac)       3,548,860
      1,485,000  Grand Valley State University Rev., 5.75%,
                 12/1/10, Prerefunded at 100% of Par (FGIC)(1)           1,603,681
      1,265,000  Kalamazoo Public Schools GO, 4.00%, 5/1/13 (FSA)        1,314,613
      1,545,000  Kalamazoo Public Schools GO, 5.25%, 5/1/16 (FSA)        1,722,644
      5,000,000  Michigan Building Auth. Rev., Series 2003 I,
                 (Facilities Program), 5.25%, 10/15/11 (FSA)             5,391,400
      2,345,000  Michigan Higher Education Facilities Auth. Rev.,
                 (Limited Obligation - Hillsdale College), 5.00%,
                 3/1/26                                                  2,368,169

Principal Amount                                                             Value

      $ 200,000  Michigan Higher Education Facilities Auth. Rev.,
                 (Limited Obligation - Kalamazoo College), 5.00%,
                 12/1/33                                                  $195,768
      1,070,000  Pontiac City School District GO, 5.00%, 5/1/13
                 (XLCA)                                                  1,139,443
      1,110,000  Pontiac City School District GO, 5.00%, 5/1/14
                 (XLCA)                                                  1,186,901
      1,260,000  Pontiac City School District GO, 5.00%, 5/1/15
                 (XLCA)                                                  1,349,145
      1,425,000  Pontiac City School District GO, 5.00%, 5/1/16
                 (XLCA)                                                  1,525,163
      1,595,000  Pontiac City School District GO, 5.00%, 5/1/17
                 (XLCA)                                                  1,692,742
        575,000  Taylor GO, 5.00%, 9/1/11 (MBIA)                           610,489
      2,010,000  Wayne Charter County Airport Rev., Series 2002
                 C, 5.00%, 12/1/11 (FGIC)                                2,107,023
      2,215,000  Wayne Charter County Airport Rev., Series 2002
                 C, 5.375%, 12/1/13 (FGIC)                               2,358,598
      2,335,000  Wayne Charter County Airport Rev., Series 2002
                 C, 5.375%, 12/1/14 (FGIC)                               2,473,395
      3,000,000  Wayne County Airport Auth. Rev., (Detroit
                 Metropolitan Airport), 5.00%, 12/1/18 (FGIC)            3,127,680
      2,000,000  Wayne County Airport Auth. Rev., (Detroit
                 Metropolitan Airport), 5.00%, 12/1/19 (FGIC)            2,066,320
      1,250,000  Western Michigan University Rev., 5.00%,
                 11/15/32 (FSA)                                          1,289,563
                                                                    --------------
                                                                        37,071,597
                                                                    --------------
MINNESOTA -- 0.2%
      1,500,000  Minnesota Higher Education Facilities Auth.
                 Rev., Series 2005-6G, (Saint John University),
                 5.00%, 10/1/12                                          1,603,740
                                                                    --------------
MISSISSIPPI -- 1.3%
      1,150,000  Harrison County School District, GO, 5.00%,
                 10/1/24 (FSA)                                           1,209,490
      1,565,000  Mississippi Development Bank Special Obligation
                 Rev., Series 2006 A, (Biloxi, Mississippi),
                 5.00%, 11/1/15 (Ambac)                                  1,691,217
      1,645,000  Mississippi Development Bank Special Obligation
                 Rev., Series 2006 A, (Biloxi, Mississippi),
                 5.00%, 11/1/16 (Ambac)                                  1,777,028

------
22

Tax-Free Bond

Principal Amount                                                             Value

    $ 1,000,000  Mississippi Development Bank Special Obligation
                 Rev., Series 2006 A, (Municipal Energy Agency
                 Power Supply), 5.00%, 3/1/17 (XLCA)                   $ 1,014,170
      4,620,000  Mississippi Development Bank Special Obligation
                 Rev., Series 2007 A, 5.00%, 7/1/19 (Ambac)              4,925,752
      1,195,000  University of Southern Mississippi Educational
                 Building Corp. Rev., Series 2006 A, 5.00%,
                 3/1/17 (FSA)                                            1,299,144
      1,940,000  University of Southern Mississippi Educational
                 Building Corp. Rev., Series 2006 A, 5.00%,
                 3/1/18 (FSA)                                            2,092,794
                                                                    --------------
                                                                        14,009,595
                                                                    --------------
MISSOURI -- 1.4%
      1,425,000  Jackson County Public Building Corp. Rev.,
                 Series 2006 A, (Capital Improvements), 5.00%,
                 12/1/15 (MBIA)                                          1,569,609
      2,775,000  Missouri Development Finance Board, Series 2000
                 A, (Midtown Redevelopment), 5.75%, 4/1/10,
                 Prerefunded at 100% of Par (MBIA)(1)                    2,946,828
      2,145,000  Missouri Health & Educational Facilities Auth.
                 Rev., Series 1998 A, (Park Lane Medical Center),
                 5.60%, 1/1/15 (MBIA)(1)                                 2,297,660
      3,145,000  Missouri Joint Municipal Electric Utility
                 Commission Rev., (Plum Point), 5.00%, 1/1/16
                 (MBIA) 3,359,551
      3,030,000  Missouri State Highways & Transit Commission
                 Rev., Series 2006 A, 5.00%, 5/1/13                      3,294,610
      1,000,000  Platte County Industrial Development Auth. Rev.,
                 (Zona Rosa Retail), 5.00%, 12/1/32 (County
                 Guaranteed)                                             1,015,120
      1,000,000  St. Louis Municipal Finance Corp. Rev., Series
                 2006 A, (Carnahan Courthouse), 4.00%, 2/15/17
                 (Ambac)                                                 1,002,190
                                                                    --------------
                                                                        15,485,568
                                                                    --------------
NEBRASKA -- 0.5%
      2,000,000  Nebraska Public Power District Rev., Series 2007
                 B, 5.00%, 1/1/13 (FSA)                                  2,159,460
      3,000,000  Omaha Public Power District Electric System
                 Rev., Series 2007 A, 5.00%, 2/1/21                      3,176,970
                                                                    --------------
                                                                         5,336,430
                                                                    --------------

Principal Amount                                                             Value

NEVADA -- 0.6%
    $ 1,000,000  Clark County Economic Development Rev.,
                 (University of Southern Nevada), 5.00%, 4/1/22
                 (RADIAN)                                              $ 1,000,640
      1,410,000  Clark County Economic Development Rev.,
                 (University of Southern Nevada), 5.00%, 4/1/27
                 (RADIAN)                                                1,377,951
      1,550,000  Reno Sales and Room Tax Rev., (ReTrac-Reno
                 Transportation Rail Access Corridor), 5.50%,
                 6/1/12, Prerefunded at 100% of Par (Ambac)(1)           1,695,871
      1,865,000  Reno Sales and Room Tax Rev., (ReTrac-Reno
                 Transportation Rail Access Corridor), 5.50%,
                 6/1/12, Prerefunded at 100% of Par (Ambac)(1)           2,040,514
                                                                    --------------
                                                                         6,114,976
                                                                    --------------
NEW HAMPSHIRE -- 0.6%
      1,660,000  New Hampshire Health & Education Facilities
                 Auth. Rev., Series 2004 A, (Kendal at Hanover),
                 5.00%, 10/1/11                                          1,718,100
        680,000  New Hampshire Health & Education Facilities
                 Auth. Rev., Series 2004 A, (Kendal at Hanover),
                 5.00%, 10/1/12                                            702,685
      1,030,000  New Hampshire Health & Education Facilities
                 Auth. Rev., Series 2004 A, (Kendal at Hanover),
                 5.00%, 10/1/13                                          1,064,495
      3,000,000  New Hampshire Health & Education Facilities
                 Auth. Rev., Series 2004 A, (Kendal at Hanover),
                 5.00%, 10/1/18                                          3,012,720
                                                                    --------------
                                                                         6,498,000
                                                                    --------------
NEW JERSEY -- 3.7%
      1,000,000  New Jersey Economic Development Auth. Rev.,
                 Series 2008 Y, (School Facilities Contruction),
                 5.00%, 9/1/33(2)                                        1,011,930
      4,235,000  New Jersey Transit Corporation COP, 5.00%,
                 10/1/12 (FSA)                                           4,542,927
      5,595,000  New Jersey Transit Corporation COP, 5.00%,
                 10/1/13 (FSA)(3)                                        6,039,579
      7,400,000  New Jersey Transportation Trust Fund Auth. Rev.,
                 Series 2004 B, 5.25%, 12/15/12 (FGIC)                   8,050,090

------
23

Tax-Free Bond

Principal Amount                                                             Value

    $15,000,000  New Jersey Transportation Trust Fund Auth. Rev.,
                 Series 2006 A, 5.25%, 12/15/20(3)                    $ 16,662,450
      4,000,000  Tobacco Settlement Financing Corp. Rev., Series
                 2007-1A, 5.00%, 6/1/41                                  3,104,680
                                                                    --------------
                                                                        39,411,656
                                                                    --------------
NEW MEXICO -- 1.0%
      2,340,000  City of Clayton Rev., (Jail Project), 5.00%,
                 11/1/10 (CIFG)                                          2,386,332
      6,675,000  Los Alamos County Inc. Rev., Series 2004 A,
                 5.00%, 7/1/11 (FSA)                                     7,118,353
      1,415,000  San Juan County Gross Receipts Tax Rev., Series
                 2001 A, 5.75%, 9/15/11, Prerefunded at 101% of
                 Par (Ambac)(1)                                          1,561,297
                                                                    --------------
                                                                        11,065,982
                                                                    --------------
NEW YORK -- 10.3%
      2,975,000  City of New York GO, Series 2002 B, 5.25%,
                 8/1/09 (CIFG)(3)                                        3,083,439
      2,885,000  City of New York GO, Series 2002 C, 5.25%,
                 8/1/09 (CIFG)                                           2,990,158
      5,000,000  City of New York GO, Series 2003 I, 5.75%,
                 3/1/13, Prerefunded at 100% of Par(1)(3)                5,606,700
      5,195,000  City of New York GO, Series 2004 D, 5.00%,
                 11/1/17 (FSA)(3)                                        5,629,146
      4,000,000  City of New York GO, Series 2006 J1, 5.00%,
                 6/1/18(3)                                               4,262,600
      2,000,000  City of New York GO, Series 2008 J1, 5.00%,
                 8/1/12                                                  2,138,180
      5,855,000  City of New York GO, Series 2008 J1, 5.00%,
                 8/1/13(3)                                               6,313,564
      4,000,000  Metropolitan Transportation Auth. Rev., Series
                 2008 B, 5.00%, 11/15/13                                 4,270,080
     10,000,000  New York City Municipal Water Finance Auth.
                 Water & Sewer System Rev., Series 2006 A, 5.00%,
                 6/15/39(3)                                             10,210,900
      1,350,000  New York City Municipal Water Finance Auth.
                 Water & Sewer System Rev., Series 2008 C, 5.00%,
                 6/15/17                                                 1,487,835
     10,000,000  New York City Municipal Water Finance Auth.
                 Water & Sewer System Rev., Series 2008 DD,
                 5.00%, 6/15/32(2)                                      10,342,999

Principal Amount                                                             Value

    $ 8,500,000  New York City Transitional Finance Auth. Rev.,
                 Series 2004 D2, 5.00%, 11/1/12(3)                     $ 9,209,495
      2,000,000  New York City Transitional Finance Auth. Rev.,
                 Series 2005 A1, 5.00%, 11/1/10                          2,121,140
      1,440,000  New York State Dormitory Auth. Rev., Series 1990
                 A, (UNIC Educational Facilities), 7.50%, 5/15/13
                 (MBIA-IBC)                                              1,724,717
      1,000,000  New York State Dormitory Auth. Rev., Series 2005
                 F, 5.00%, 3/15/12 (FSA)                                 1,073,210
      3,500,000  New York State Dormitory Auth. Rev., Series 2008
                 A, (Columbia University), 4.00%, 7/1/13 (GO of
                 University)                                             3,660,510
      5,000,000  New York State Dormitory Auth. Rev., Series 2008
                 A, (Columbia University), 5.00%, 7/1/38 (GO of
                 University)(3)                                          5,196,600
      7,025,000  New York State Dormitory Auth. Rev., Series 2008
                 A1, (Memorial Sloan-Kettering Cancer Center),
                 5.00%, 7/1/36(3)                                        7,243,759
      6,250,000  New York State Dormitory Auth. Rev., Series 2008
                 A2, (Memorial Sloan-Kettering Cancer Center),
                 5.00%, 7/1/26(3)                                        6,526,688
     10,000,000  New York State Dormitory Auth. State Personal
                 Income Tax Rev., Series 2007 A, (Education),
                 5.00%, 3/15/32(3)                                      10,344,399
      1,000,000  Niagara Falls Bridge Commission Toll Rev.,
                 Series 1993 B, 5.25%, 10/1/15 (FGIC)                    1,061,750
      5,000,000  Triborough Bridge & Tunnel Auth. Rev., Series
                 2008 B3, 5.00%, 11/15/15 (GO of Authority)              5,318,950
                                                                    --------------
                                                                       109,816,819
                                                                    --------------
NORTH CAROLINA -- 1.7%
      1,000,000  Charlotte COP, Series 2008 A, (Transit
                 Project/Phase II), 5.00%, 6/1/33(2)                     1,024,520
      2,000,000  Charlotte GO, 5.00%, 8/1/19(2)                          2,211,080
      2,060,000  Greensboro Rev., (Combined Enterprise System),
                 5.25%, 6/1/20                                           2,311,093
      1,750,000  North Carolina Eastern Municipal Power Agency
                 System Rev., Series 2008 A, 5.00%, 1/1/24               1,751,243

------
24

Tax-Free Bond

Principal Amount                                                             Value

    $ 2,500,000  North Carolina Medical Care Commission
                 Retirement Facilities Rev., Series 2007 A,
                 (Southminster), 5.625%, 10/1/27                       $ 2,515,125
      1,000,000  North Carolina Municipal Power Agency No. 1
                 Catawba Electric Rev., 6.00%, 1/1/10 (MBIA)             1,049,120
      2,000,000  North Carolina Municipal Power Agency No. 1
                 Catawba Electric Rev., Series 2003 A, 5.50%,
                 1/1/13                                                  2,159,260
      2,500,000  North Carolina Municipal Power Agency No. 1
                 Catawba Electric Rev., Series 2008 C, 5.25%,
                 1/1/19                                                  2,672,725
      2,000,000  North Carolina Municipal Power Agency No. 1
                 Catawba Electric Rev., Series 2008 C, 5.25%,
                 1/1/20                                                  2,118,880
                                                                    --------------
                                                                        17,813,046
                                                                    --------------
NORTH DAKOTA -- 0.2%
      1,500,000  Grand Forks Health Care System Rev., (Altru
                 Health System Obligation Group), 7.125%,
                 8/15/10, Prerefunded at 101% of Par(1)                  1,661,100
                                                                    --------------
OHIO -- 2.6%
     10,000,000  Buckeye Tobacco Settlement Financing Auth. Rev.,
                 Series 2007 A-2, (Asset-Backed Senior Current
                 Interest Turbo Term), 6.50%, 6/1/47                     9,372,199
      1,150,000  Mad River Local School District GO, (Classroom
                 Facilities), 5.75%, 12/1/12, Prerefunded at 100%
                 of Par (FGIC)(1)                                        1,283,205
      1,700,000  Milford Exempt Village School District GO,
                 (School Improvement), 6.00%, 12/1/11,
                 Prerefunded at 100% of Par (FSA)(1)                     1,881,560
      1,005,000  Ohio GO, Series 2005 A, (Infrastructure
                 Improvement), 5.00%, 9/1/11                             1,075,923
      1,365,000  Ohio GO, Series 2005 A, (Infrastructure
                 Improvement), 5.00%, 9/1/12                             1,475,046
        750,000  Ohio Higher Educational Facility Commission
                 Rev., Series 1990 B, (Case Western Reserve
                 University), 6.50%, 10/1/20                               904,073
      2,000,000  Ohio Water Development Auth. Rev., (Drinking
                 Water Assistance Fund), 5.00%, 6/1/28                   2,099,560

Principal Amount                                                             Value

    $ 5,895,000  Ohio Water Development Auth. Rev., (Water
                 Pollution Control Loan Fund), 5.00%, 12/1/13(3)       $ 6,471,059
      1,505,000  Summit County GO, 5.75%, 12/1/12, Prerefunded at
                 101% of Par (FGIC)(1)                                   1,692,493
      1,550,000  Tri Valley Local School District GO, 5.75%,
                 6/1/12, Prerefunded at 100% of Par (FGIC)(1)            1,712,239
                                                                    --------------
                                                                        27,967,357
                                                                    --------------
OKLAHOMA -- 1.1%
      1,000,000  Comanche County Hospital Auth. Rev., 5.00%,
                 7/1/11 (RADIAN)                                         1,035,780
      1,525,000  Comanche County Hospital Auth. Rev., 5.00%,
                 7/1/12 (RADIAN)                                         1,583,652
      1,300,000  Oklahoma County Finance Auth. Rev., (Western
                 Heights Public Schools), 4.00%, 9/1/10 (AGC)            1,343,290
      1,610,000  Pottawatomie County Facilities Auth. Rev.,
                 (Shawnee Public Schools), 5.00%, 9/1/13                 1,686,797
      1,730,000  Pottawatomie County Facilities Auth. Rev.,
                 (Shawnee Public Schools), 5.00%, 9/1/14                 1,803,127
      1,710,000  Pottawatomie County Facilities Auth. Rev.,
                 (Shawnee Public Schools), 5.00%, 9/1/15                 1,774,125
      2,130,000  Pottawatomie County Facilities Auth. Rev.,
                 (Shawnee Public Schools), 5.00%, 9/1/16                 2,199,203
                                                                    --------------
                                                                        11,425,974
                                                                    --------------
OREGON -- 0.6%
      2,015,000  Clackamas County School District No. 62 GO,
                 5.50%, 6/15/10 (School Bond Guarantee)                  2,139,406
      4,040,000  Tri-County Metropolitan Transportation District
                 Rev., (Payroll Tax & Grant Receipt), 4.00%,
                 5/1/14 (MBIA)(3)                                        4,058,180
                                                                    --------------
                                                                         6,197,586
                                                                    --------------
PENNSYLVANIA -- 5.7%
      5,000,000  Allegheny County Hospital Development Auth.
                 Rev., Series 2008 A, (University of Pittsburgh
                 Medical Center), 5.00%, 9/1/11                          5,242,550
      6,210,000  Allegheny County Hospital Development Auth.
                 Rev., Series 2008 A, (University of Pittsburgh
                 Medical Center), 5.00%, 9/1/12                          6,527,145

------
25

Tax-Free Bond

Principal Amount                                                             Value

    $ 1,500,000  Allegheny County Hospital Development Auth.
                 Rev., Series 2008 A, (University of Pittsburgh
                 Medical Center), 5.00%, 9/1/18                        $ 1,555,965
      2,250,000  Allegheny County Industrial Development Auth.
                 Rev., (Residential Resources, Inc.), 4.75%,
                 9/1/14                                                  2,237,220
      2,500,000  Allegheny County Redevelopment Auth. Tax
                 Allocation, (Pittsburgh Mills), 5.10%, 7/1/14           2,538,950
      1,150,000  Central Dauphin School District GO, 7.00%,
                 2/1/16, Prerefunded at 100% of Par (MBIA/State
                 Aid Withholding)(1)                                     1,418,790
     15,805,000  City of Pittsburgh GO, Series 2006 B, 5.25%,
                 9/1/16 (FSA)(3)                                        17,611,194
      2,580,000  East Stroudsburg Area School District GO, 7.75%,
                 9/1/16, Prerefunded at 100% of Par (FSA/State
                 Aid Withholding)(1)                                     3,356,632
      1,155,000  Exeter Township GO, 5.25%, 7/15/15 (Ambac)              1,285,827
      1,830,000  Exeter Township GO, 5.30%, 7/15/19 (Ambac)              2,050,405
      5,000,000  Geisinger Auth. Health System Rev., VRDN, 2.70%,
                 8/1/08, resets quarterly at 67% of the 3-month
                 LIBOR plus 0.77% with no caps                           3,950,000
      1,000,000  Oxford Area School District GO, Series 2001 A,
                 5.50%, 2/15/12, Prerefunded at 100% of Par
                 (FGIC/State Aid Withholding)(1)                         1,089,460
      1,125,000  Pennsylvania GO, 5.375%, 7/1/18 (FSA)                   1,279,339
      2,975,000  Philadelphia School District GO, Series 2002 A,
                 5.25%, 2/1/11 (FSA/State Aid Withholding)               3,169,803
      2,570,000  Scranton Parking Auth. Rev., 5.00%, 6/1/22
                 (RADIAN)                                                2,579,252
      4,500,000  Westmoreland County Municipal Auth. Rev., 5.25%,
                 8/15/15, Prerefunded at 100% of Par (FSA)(1)(3)         5,053,410
                                                                    --------------
                                                                        60,945,942
                                                                    --------------
PUERTO RICO -- 3.7%
      4,000,000  Puerto Rico Aqueduct & Sewer Auth. Rev., Series
                 2008 A, 5.00%, 7/1/12(3)                                4,112,800

Principal Amount                                                             Value

    $12,550,000  Puerto Rico Aqueduct & Sewer Auth. Rev., Series
                 2008 A, 5.00%, 7/1/14(3)                             $ 12,876,927
      1,750,000  Puerto Rico Aqueduct & Sewer Auth. Rev., Series
                 2008 A, 6.00%, 7/1/44                                   1,854,493
      2,000,000  Puerto Rico GO, Series 2006 B, 5.00%, 12/1/16           2,019,860
      5,000,000  Puerto Rico GO, Series 2006 B, 5.25%, 7/1/17(3)         5,107,100
        575,000  Puerto Rico Highway & Transportation Auth. Rev.,
                 Series 2007 CC, 5.00%, 7/1/14                             604,820
      2,000,000  Puerto Rico Infrastructure Financing Auth.
                 Special Tax Rev., Series 2006 B, 5.00%, 7/1/13          2,055,000
      3,700,000  Puerto Rico Municipal Finance Agency GO, Series
                 2005 A, 5.00%, 8/1/11                                   3,804,821
      5,000,000  Puerto Rico Public Buildings Auth. Rev., Series
                 2004 I, (Government Facilities), 5.50%, 7/1/14,
                 Prerefunded at 100% of Par(1)                           5,527,850
      2,000,000  Puerto Rico Public Buildings Auth. Rev., Series
                 2007 M, (Government Facilities), 5.50%, 7/1/12          2,090,500
                                                                    --------------
                                                                        40,054,171
                                                                    --------------
RHODE ISLAND -- 0.4%
      1,000,000  Cranston GO, 6.375%, 11/15/09, Prerefunded at
                 101% of Par (FGIC)(1)                                   1,070,320
      2,000,000  Rhode Island Depositors Economic Protection
                 Corp. Special Obligation Rev., Series 1993 A,
                 6.25%, 8/1/16 (MBIA)(1)                                 2,386,180
      1,265,000  Rhode Island Health & Educational Building Corp.
                 Rev., (Landmark Medical Center), 5.00%, 10/1/17
                 (RADIAN)                                                1,295,335
                                                                    --------------
                                                                         4,751,835
                                                                    --------------
SOUTH CAROLINA -- 2.0%
      5,455,000  Charleston Educational Excellence Finance Corp.
                 Rev., (Charleston County School District),
                 5.00%, 12/1/19                                          5,701,620
      1,700,000  Florence Water & Sewer Rev., 7.50%, 3/1/18
                 (Ambac)                                                 1,837,003
      1,060,000  Kershaw County Rev., (School Improvements),
                 5.00%, 12/1/17 (CIFG)                                   1,108,845

------
26

Tax-Free Bond

Principal Amount                                                             Value

    $ 2,260,000  Kershaw County Rev., (School Improvements),
                 5.00%, 12/1/18 (CIFG)                                 $ 2,341,360
      2,000,000  Kershaw County Rev., (School Improvements),
                 5.00%, 12/1/19 (CIFG)                                   2,054,920
      3,000,000  Kershaw County Rev., (School Improvements),
                 5.00%, 12/1/20 (CIFG)                                   3,061,230
        625,000  Piedmont Municipal Power Agency Rev., 6.75%,
                 1/1/19 (FGIC)(1)                                          782,888
        875,000  Piedmont Municipal Power Agency Rev., 6.75%,
                 1/1/19 (FGIC)                                           1,040,130
        375,000  Piedmont Municipal Power Agency Rev., Series
                 1991 A, 6.50%, 1/1/16 (FGIC)                              432,360
        485,000  Piedmont Municipal Power Agency Rev., Series
                 1991 A, 6.50%, 1/1/16 (FGIC)(1)                           583,518
        140,000  Piedmont Municipal Power Agency Rev., Series
                 1991 A, 6.50%, 1/1/16 (FGIC)(1)                           168,438
      1,095,000  Spartanburg County Health Services District Inc.
                 Hospital Rev., 5.50%, 4/15/16 (FSA)                     1,160,744
      1,345,000  Sumter Waterworks and Sewer System Improvement
                 Rev., 5.00%, 12/1/22 (XLCA)                             1,382,902
                                                                    --------------
                                                                        21,655,958
                                                                    --------------
TENNESSEE -- 4.4%
      3,570,000  Blount County Public Building Auth. Rev., Series
                 2001 A1C, (Local Government Public Improvement),
                 VRDN, 3.00%, 6/2/08 (Ambac) (LOC: KBC Bank N.V.
                 and Landesbank Baden-Wuerttemberg)                      3,570,000
      9,150,000  Blount County Public Building Auth. Rev., Series
                 2005 D1B, (Local Government Public Improvement),
                 VRDN, 3.00%, 6/2/08 (Ambac/Municipal Government
                 Guaranteed) (SBBPA: Depfa Bank plc)(3)                  9,150,000
      3,730,000  Chattanooga Health Educational & Housing
                 Facility Board Rev., Series 2005 A, (Campus
                 Development Foundation, Inc. Phase I LLC),
                 5.00%, 10/1/15                                          3,737,684
      3,700,000  Sevier County Public Building Auth. Rev., Series
                 2000 IV-F3, (Local Government Public
                 Improvement), VRDN, 3.00%, 6/2/08 (Ambac)
                 (SBBPA: JPMorgan Chase Bank)                            3,700,000

Principal Amount                                                             Value

    $ 3,600,000  Sevier County Public Building Auth. Rev., Series
                 2002 IV-I3, (Local Government Public
                 Improvement), VRDN, 3.00%, 6/2/08 (Ambac)
                 (SBBPA: JPMorgan Chase Bank)                          $ 3,600,000
      7,500,000  Sevier County Public Building Auth. Rev., Series
                 2002 IV-J1, (Local Government Public
                 Improvement), VRDN, 3.00%, 6/2/08 (Ambac)
                 (SBBPA: JPMorgan Chase Bank)                            7,500,000
      7,350,000  Sevier County Public Building Auth. Rev., Series
                 2004 VI-D3, (Local Government Public
                 Improvement), VRDN, 3.00%, 6/2/08 (Ambac)
                 (SBBPA: Depfa Bank plc)                                 7,350,000
      6,400,000  Sevier County Public Building Auth. Rev., Series
                 2007 VI-I1, (Local Government Public
                 Improvement), VRDN, 3.00%, 6/2/08
                 (Ambac/Municipal Government Guaranteed) (SBBPA:
                 Depfa Bank plc)                                         6,400,000
      2,000,000  Shelby County Health Educational & Housing
                 Facilities Board Rev., Series 2008 C, 5.25%,
                 6/1/18(2) 2,093,480
                                                                    --------------
                                                                        47,101,164
                                                                    --------------
TEXAS -- 3.8%
      1,000,000  Canadian River Municipal Water Auth. Rev.,
                 (Conjunctive Use Groundwater), 5.00%, 2/15/19
                 (Ambac)                                                 1,066,260
      2,035,000  Cash Special Utility District Rev., 5.25%,
                 9/1/24 (MBIA)                                           2,131,357
        340,000  Clint Independent School District GO, (Unlimited
                 Tax School Building and Refunding Bonds), 6.00%,
                 2/15/11, Prerefunded at 100% of Par (PSF-GTD)(1)          369,842
      1,475,000  Clint Independent School District GO, (Unlimited
                 Tax School Building and Refunding Bonds), 6.00%,
                 2/15/17 (PSF-GTD)                                       1,590,168
        500,000  Corpus Christi Independent School District GO,
                 4.00%, 8/15/13 (PSF-GTD)                                  500,330
      2,000,000  Donna Independent School District GO, 5.00%,
                 2/15/15 (PSF-GTD)                                       2,188,280
      1,115,000  Edcouch-Elsa Independent School District GO,
                 5.00%, 2/15/14 (PSF-GTD)                                1,214,837
        400,000  Garza County Public Facility Corp. Rev., 4.75%,
                 10/1/08                                                   400,772

------
27

Tax-Free Bond

Principal Amount                                                             Value

      $ 420,000  Garza County Public Facility Corp. Rev., 4.75%,
                 10/1/09                                                  $422,486
        585,000  Garza County Public Facility Corp. Rev., 4.75%,
                 10/1/10                                                   588,884
        610,000  Garza County Public Facility Corp. Rev., 5.00%,
                 10/1/11                                                   614,337
      2,015,000  Garza County Public Facility Corp. Rev., 5.00%,
                 10/1/13                                                 2,003,232
      1,115,000  Garza County Public Facility Corp. Rev., 5.25%,
                 10/1/14                                                 1,125,381
      1,225,000  Garza County Public Facility Corp. Rev., 5.25%,
                 10/1/15                                                 1,229,716
      1,145,000  Garza County Public Facility Corp. Rev., 5.25%,
                 10/1/16                                                 1,140,718
      1,000,000  Garza County Public Facility Corp. Rev., 5.50%,
                 10/1/16                                                 1,012,920
      1,000,000  Gregg County Health Facilities Development Corp.
                 Rev., Series 2006 A, (Good Shepherd Medical
                 Center), 5.00%, 10/1/16                                 1,014,230
        570,000  Harris County Housing Finance Corporation Rev.,
                 (Las Americas Apartments), 4.90%, 3/1/11 (FNMA)           585,743
      2,300,000  Hays Consolidated Independent School District
                 GO, 5.20%, 8/15/11 (PSF-GTD)(4)                         2,080,557
        700,000  Hays Consolidated Independent School District
                 GO, 5.20%, 8/15/11 (PSF-GTD)(1)(4)                        636,419
      1,295,000  Hidalgo County GO, 5.50%, 8/15/12, Prerefunded
                 at 100% of Par (FGIC)(1)                                1,422,040
      1,750,000  Hidalgo County GO, 5.50%, 8/15/12, Prerefunded
                 at 100% of Par (FGIC)(1)                                1,921,675
      1,630,000  Live Oak GO, 5.25%, 8/1/22 (MBIA)                       1,736,749
      1,740,000  Montgomery County GO, 5.50%, 3/1/14, Prerefunded
                 at 100% of Par (Ambac)(1)                               1,948,469
        550,000  Pasadena Independent School District GO, Series
                 2001 A, 6.05%, 2/15/16 (PSF-GTD)                          640,893
      1,500,000  Pearland Independent School District GO, 6.00%,
                 2/15/09, Prerefunded at 100% of Par (PSF-GTD)(1)        1,543,065
      2,000,000  San Antonio Electric and Gas Rev., 7.10%, 2/1/09
                 (FGIC)(1)(3)(4)                                         1,972,880
      2,120,000  Southside Independent School District GO, Series
                 2004 A, 5.25%, 8/15/25 (PSF-GTD)                        2,234,248

Principal Amount                                                             Value

    $ 1,000,000  Tarrant County Cultural Education Facilities
                 Finance Corp. Retirement Facility Rev., (Air
                 Force Village Obligated Group), 5.00%, 5/15/16        $ 1,015,720
        650,000  Texas Public Finance Auth. Building Rev.,
                 (Technical College), 6.25%, 8/1/09 (MBIA)                 665,100
        500,000  Texas Public Finance Auth. Charter School
                 Finance Corp. Rev., Series 2006 A, (KIPP, Inc.),
                 5.25%, 2/15/14 (ACA)                                      503,510
      1,000,000  Travis County Health Facilities Development
                 Corp. Rev., Series 1999 A, (Ascension Health
                 Credit), 5.875%, 11/15/09, Prerefunded at 101%
                 of Par (Ambac)(1)                                       1,061,090
      1,265,000  West Oso Independent School District GO, 5.50%,
                 8/15/13, Prerefunded at 100% of Par (PSF-GTD)(1)        1,409,273
      1,000,000  Williamson County GO, Series 2004 A, (Unlimited
                 Tax Road & Refunding Bonds), 5.00%, 2/15/19
                 (MBIA) 1,091,640
                                                                    --------------
                                                                        41,082,821
                                                                    --------------
U.S. VIRGIN ISLANDS -- 0.3%
      2,000,000  Virgin Islands Public Finance Auth. Rev., Series
                 1998 A, (Senior Lien), 5.20%, 10/1/09                   2,030,380
      1,500,000  Virgin Islands Water & Power Auth. Electric
                 System Rev., Series 2007 A, 5.00%, 7/1/24               1,505,370
                                                                    --------------
                                                                         3,535,750
                                                                    --------------
UTAH -- 1.5%
      2,550,000  Eagle Mountain City Gas & Electric Rev., 5.00%,
                 6/1/19 (RADIAN)                                         2,598,246
      3,500,000  Intermountain Power Agency Rev., Series 2008 A,
                 5.25%, 7/1/20                                           3,646,264
        890,000  Salt Lake City Hospital Rev., Series 1988 A,
                 (Intermountain Health Corporation), 8.125%,
                 5/15/15(1)                                              1,032,676
      1,495,000  Utah County Municipal Building Auth. Lease Rev.,
                 5.00%, 11/1/09 (Ambac)(1)                               1,554,950
      1,820,000  Utah County Municipal Building Auth. Lease Rev.,
                 5.25%, 11/1/11, Prerefunded at 100% of Par
                 (Ambac)(1)                                              1,964,890

------
28

Tax-Free Bond

Principal Amount                                                             Value

    $ 1,915,000  Utah County Municipal Building Auth. Lease Rev.,
                 5.25%, 11/1/11, Prerefunded at 100% of Par
                 (Ambac)(1)                                            $ 2,067,453
      1,000,000  Utah County Municipal Building Auth. Lease Rev.,
                 5.50%, 11/1/11, Prerefunded at 100% of Par
                 (Ambac)(1)                                              1,087,710
      1,130,000  West Valley City Municipal Building Auth. Lease
                 Rev., Series 2002 A, 5.00%, 8/1/10 (Ambac)              1,183,393
      1,305,000  West Valley City Utility Sales Tax Rev., Series
                 2001 A, 5.50%, 7/15/11, Prerefunded at 100% of
                 Par (MBIA)(1)                                           1,414,007
                                                                    --------------
                                                                        16,549,589
                                                                    --------------
VERMONT -- 0.4%
      4,290,000  University of Vermont & State Agricultural
                 College GO, 5.00%, 10/1/19 (Ambac)                      4,625,778
                                                                    --------------
VIRGINIA -- 0.5%
      1,500,000  Fairfax County COP, 5.30%, 4/15/23                      1,553,430
      1,115,000  Pittsylvania County GO, Series 2001 B, 5.75%,
                 3/1/18 (MBIA/State Aid Withholding)                     1,197,287
      2,000,000  Virginia Commonwealth Transportation Board Rev.,
                 Series 2004 B, (U.S. Route 58 Corridor
                 Development Program), 5.00%, 5/15/17                    2,165,080
                                                                    --------------
                                                                         4,915,797
                                                                    --------------
WASHINGTON -- 5.3%
      1,000,000  Benton County Public Utility District No. 1
                 Rev., Series 2001 A, 5.625%, 11/1/19 (FSA)              1,072,060
      1,000,000  Cowlitz County Kelso School District No. 458 GO,
                 5.75%, 6/1/12, Prerefunded at 100% of Par (FSA)
                 (School Bond Guarantee)(1)                              1,104,670
      1,750,000  Energy Northwest Rev., 4.75%, 7/1/20 (MBIA)             1,779,050
      3,500,000  Energy Northwest Rev., Series 2002 A, (Columbia
                 Generating), 5.75%, 7/1/18 (MBIA)                       3,766,210
     10,000,000  Energy Northwest Rev., Series 2002 B, (Columbia
                 Generating), 6.00%, 7/1/18 (Ambac)(3)                  10,870,401
      2,375,000  Energy Northwest Rev., Series 2008 D, (Columbia
                 Generating), 5.00%, 7/1/12                              2,541,226

Principal Amount                                                             Value

    $ 1,555,000  King County Lake Washington School District No.
                 414 GO, 5.75%, 12/1/12, Prerefunded at 100% of
                 Par(1)                                                $ 1,735,116
      1,000,000  King County Public Hospital District No. 2 GO,
                 (Evergreen Healthcare), 5.00%, 12/1/14 (MBIA)           1,074,820
      1,000,000  Kitsap County School District No. 303 Bainbridge
                 Island GO, 5.00%, 12/1/17 (MBIA/School Bond
                 Guarantee)                                              1,088,110
      1,260,000  Mason County Shelton School District No. 309 GO,
                 5.625%, 12/1/11, Prerefunded at 100% of Par
                 (FGIC/School Bond Guarantee)(1)                         1,378,906
      1,000,000  Metropolitan Park District of Tacoma GO, 6.00%,
                 12/1/11, Prerefunded at 100% of Par (Ambac)(1)          1,106,800
      1,120,000  Metropolitan Park District of Tacoma GO, 6.00%,
                 12/1/11, Prerefunded at 100% of Par (Ambac)(1)          1,239,616
      6,715,000  Snohomish County Edmonds School District No. 15
                 GO, 5.00%, 12/1/17 (FGIC/School Bond
                 Guarantee)(3)                                           7,267,980
      1,720,000  University of Washington Rev., (Student
                 Facilities Fee), 5.875%, 6/1/10, Prerefunded at
                 101% of Par (FSA)(1)                                    1,855,691
      1,000,000  Washington GO, Series 1990 A, 6.75%, 2/1/15             1,149,170
      4,500,000  Washington Health Care Facilities Auth. Rev.,
                 Series 2006 D, (Providence Health & Services),
                 5.25%, 10/1/33 (FSA)                                    4,648,095
      1,935,000  Washington Higher Education Facilities Auth.
                 Rev., (Pacific Lutheran University), 5.00%,
                 11/1/22 (RADIAN)                                        1,917,275
      1,895,000  Washington Higher Education Facilities Auth.
                 Rev., (Pacific Lutheran University), 5.00%,
                 11/1/23 (RADIAN)                                        1,864,926
      1,290,000  Washington Higher Education Facilities Auth.
                 Rev., (Pacific Lutheran University), 5.00%,
                 11/1/24 (RADIAN)                                        1,268,676
      4,570,000  Washington Public Power Supply System Rev.,
                 Series 1998 A, (Nuclear Project No. 2), 5.00%,
                 7/1/08 (FSA)                                            4,672,825

------
29

Tax-Free Bond

Principal Amount                                                             Value

    $ 1,500,000  Whitman County Pullman School District No. 267
                 GO, 5.625%, 12/1/16 (FSA/School Bond Guarantee)       $ 1,632,585
      1,675,000  Yakima County School District No. 208 West
                 Valley GO, 5.00%, 12/1/18 (MBIA/School Bond
                 Guarantee) 1,813,925
                                                                    --------------
                                                                        56,848,133
                                                                    --------------
WISCONSIN -- 0.8%
      3,000,000  Milwaukee Redevelopment Auth. Rev., Series 2003
                 A, (Milwaukee Public Schools - Neighborhood
                 Schools Initiative), 5.125%, 8/1/13, Prerefunded
                 at 100% of Par (Ambac)(1)                               3,282,299
      1,990,000  Wisconsin Clean Water Rev., 6.875%, 6/1/11              2,156,006
      2,590,000  Wisconsin Health & Educational Facilities Auth.
                 Rev., (Aurora Medical Group), 6.00%, 11/15/10
                 (FSA)                                                   2,795,465
        750,000  Wisconsin Health & Educational Facilities Auth.
                 Rev., (Blood Center Southeastern), 5.75%, 6/1/34          756,428
                                                                    --------------
                                                                         8,990,198
                                                                    --------------
TOTAL MUNICIPAL SECURITIES
(Cost $1,063,568,317)                                                1,081,166,093
                                                                    --------------

Shares                                                                       Value

Temporary Cash Investments(5)

         42,000  Federated California Municipal Cash
                 Trust                                                     $42,000
(Cost $42,000)
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 101.0%
(Cost $1,063,610,317)                                                1,081,208,093
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- (1.0)%                                (10,664,581)
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                          $1,070,543,512
                                                                    ==============

Futures Contracts
                            Expiration       Underlying Face      Unrealized Gain
   Contracts Purchased         Date          Amount at Value           (Loss)

   630  U.S. Treasury        September
        2-Year Notes           2008            $132,693,750          $(247,511)
                                               ============          ==========

                             Expiration      Underlying Face      Unrealized Gain
     Contracts Sold             Date         Amount at Value          (Loss)

   182  U.S. Long Bond     September 2008      $20,657,000           $390,606
                                               ============          ========

------
30

Tax-Free Bond

Notes to Schedule of Investments

ABAG = Association of Bay Area Governments

ACA = American Capital Access

AGC = Assured Guaranty Corporation

Ambac = Ambac Assurance Corporation

CIFG = CDC IXIS Financial Guaranty North America

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

MBIA-IBC = MBIA Insured Bond Certificates

PSF - GTD = Permanent School Fund - Guaranteed

RADIAN = Radian Asset Assurance, Inc.

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2008.

XLCA = XL Capital Ltd.

(1) Escrowed to maturity in U.S. government securities or state and local government securities.

(2) When-issued security.

(3) Security, or a portion thereof, has been segregated for futures contracts and/or when-issued securities.

(4) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(5) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------
31

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an
American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the
$12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
32

                        Beginning                    Expenses Paid
                         Account        Ending      During Period*    Annualized
                          Value      Account Value     12/1/07 -        Expense
                         12/1/07        5/31/08         5/31/08         Ratio*
Tax-Free Money Market

ACTUAL

Investor Class            $1,000       $1,012.80         $2.57           0.51%

HYPOTHETICAL

Investor Class            $1,000       $1,022.45         $2.58           0.51%

Tax-Free Bond

ACTUAL

Investor Class            $1,000       $1,020.00         $2.47           0.49%

Institutional Class       $1,000       $1,021.00         $1.47           0.29%

HYPOTHETICAL

Investor Class            $1,000       $1,022.55         $2.48           0.49%

Institutional Class       $1,000       $1,023.55         $1.47           0.29%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
33

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2008
                                                         Tax-Free
                                                     Money Market    Tax-Free Bond
ASSETS

Investment securities, at value (cost of
$316,298,458 and $1,063,610,317, respectively)       $316,298,458   $1,081,208,093

Cash                                                      614,386        1,531,702

Receivable for investments sold                        10,000,000        8,541,368

Interest receivable                                     1,757,522       14,891,766

Prepaid portfolio insurance                                36,764               --
                                                     ------------   --------------
                                                      328,707,130    1,106,172,929
                                                     ------------   --------------

LIABILITIES

Payable for investments purchased                      15,040,000       34,787,819

Payable for variation margin on futures contracts              --           15,093

Accrued management fees                                   124,567          416,186

Dividends payable                                             440          410,319
                                                     ------------   --------------
                                                       15,165,007       35,629,417
                                                     ------------   --------------

NET ASSETS                                           $313,542,123   $1,070,543,512
                                                     ============   ==============

NET ASSETS CONSIST OF:

Capital paid in                                      $313,593,349   $1,054,589,424

Accumulated net realized loss on investment
transactions                                             (51,226)      (1,786,783)

Net unrealized appreciation on investments                     --       17,740,871
                                                     ------------   --------------
                                                     $313,542,123   $1,070,543,512
                                                     ============   ==============

INVESTOR CLASS

Net assets                                           $313,542,123   $1,002,648,441

Shares outstanding                                    313,593,350       93,374,332

Net asset value per share                                   $1.00           $10.74

INSTITUTIONAL CLASS

Net assets                                                    N/A      $67,895,071

Shares outstanding                                            N/A        6,322,929

Net asset value per share                                     N/A           $10.74

See Notes to Financial Statements.

------
34

STATEMENT OF OPERATIONS

YEAR ENDED MAY 31, 2008
                                                           Tax-Free
                                                       Money Market  Tax-Free Bond
INVESTMENT INCOME (LOSS)

INCOME:

Interest                                                 $9,627,897    $39,288,851
                                                         ----------    -----------

EXPENSES:

Management fees                                           1,375,666      4,178,887

Distribution fees -- Advisor Class                               --            174

Service fees -- Advisor Class                                    --            174

Distribution and service fees -- Advisor Class                   --            130

Trustees' fees and expenses                                  10,874         40,707

Portfolio insurance                                          48,144             --

Other expenses                                                1,922          4,447
                                                         ----------    -----------
                                                          1,436,606      4,224,519
                                                         ----------    -----------

NET INVESTMENT INCOME (LOSS)                              8,191,291     35,064,332
                                                         ----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                                          68    (6,662,632)

Futures and swaps transactions                                   --      8,311,340
                                                         ----------    -----------
                                                                 68      1,648,708
                                                         ----------    -----------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)
ON:

Investments                                                      --      4,069,510

Futures and swaps                                                --      (254,928)
                                                         ----------    -----------
                                                                 --      3,814,582
                                                         ----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)                          68      5,463,290
                                                         ----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                               $8,191,359    $40,527,622
                                                         ==========    ===========

See Notes to Financial Statements.

------
35

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED MAY 31, 2008 AND MAY 31, 2007
                             Tax-Free Money Market                   Tax-Free Bond
Increase (Decrease)
in Net Assets                  2008           2007             2008           2007

OPERATIONS

Net investment
income (loss)           $ 8,191,291    $ 8,800,655     $ 35,064,332   $ 25,677,184

Net realized gain
(loss)                           68        (4,077)        1,648,708    (2,501,830)

Change in net
unrealized
appreciation
(depreciation)                   --             --        3,814,582      1,235,138
                       ------------   ------------   --------------   ------------
Net increase
(decrease) in net
assets resulting
from operations           8,191,359      8,796,578       40,527,622     24,410,492
                       ------------   ------------   --------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income:

 Investor Class         (8,191,291)    (8,800,523)     (33,554,485)   (25,320,011)

 Institutional
 Class                           --             --      (1,529,931)      (348,260)

 Advisor Class                   --             --          (4,501)        (8,913)
                       ------------   ------------   --------------   ------------
Decrease in net
assets from
distributions           (8,191,291)    (8,800,523)     (35,088,917)   (25,677,184)
                       ------------   ------------   --------------   ------------

CAPITAL SHARE TRANSACTIONS

Net increase
(decrease) in net
assets from capital
share transactions       37,808,998      3,529,033      344,147,689     48,924,828
                       ------------   ------------   --------------   ------------

NET INCREASE
(DECREASE) IN NET
ASSETS                   37,809,066      3,525,088      349,586,394     47,658,136

NET ASSETS

Beginning of period     275,733,057    272,207,969      720,957,118    673,298,982
                       ------------   ------------   --------------   ------------
End of period          $313,542,123   $275,733,057   $1,070,543,512   $720,957,118
                       ============   ============   ==============   ============

Undistributed net
investment income                --             --               --        $24,585
                       ============   ============   ==============   ============

See Notes to Financial Statements.

------
36

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2008

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Tax-Free Money Market Fund (Tax-Free Money Market) and
Tax-Free Bond Fund (Tax-Free Bond) (collectively, the funds) are two funds in a series issued by the trust. Tax-Free Money Market is diversified under Rule 2a-7 of the 1940 Act. Tax-Free Bond is diversified under the 1940 Act. The funds'
investment objective is to seek safety of principal and high current income that is exempt from federal income tax. Tax-Free Money Market invests primarily in cash-equivalent, high-quality municipal obligations. Tax-Free Bond invests primarily in high-quality municipal obligations. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Tax-Free Money Market is authorized to issue the Investor
Class. Tax-Free Bond is authorized to issue the Investor Class and the
Institutional Class. Prior to December 3, 2007, Tax-Free Bond was authorized to issue the Advisor Class (see Note 8). The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities of Tax-Free Money Market are valued at amortized cost, which approximates current market value. Securities of Tax-Free
Bond are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and ask prices. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

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37

FUTURES CONTRACTS -- Tax-Free Bond may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, Tax-Free Bond is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by Tax-Free Bond. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. Tax-Free Bond recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain
(loss) on futures and swaps transactions and unrealized appreciation
(depreciation) on futures and swaps, respectively.

SWAP AGREEMENTS -- Tax-Free Bond may enter into swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities Tax-Free Bond anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A basic swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. Tax-Free Bond will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities.
Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on futures and swaps. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2005. At this time, management has not identified any uncertain tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. Tax-Free Money Market does not generally expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------
38

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

On July 27, 2007, the Advisor Class shareholders of Tax-Free Bond approved a change to the class's fee structure. The change was approved by the Board of
Trustees on December 8, 2006. Effective September 4, 2007, the fee structure change resulted in an increase of 0.25% in the unified management fee and a simultaneous decrease of 0.25% in the total distribution and service fee, resulting in no change to the total operating expense ratio of the class.

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment, Inc. (ACIM) (the investment advisor), under which
ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the
Investment Category Fee range from 0.1570% to 0.2700% for Tax-Free Money Market.
The rates for the Investment Category Fee range from 0.1625% to 0.2800% for
Tax-Free Bond. Rates for the Complex Fee range from 0.2500% to 0.3100% for the
Investor Class. The Institutional Class is 0.2000% less at each point within the
Complex Fee range. Prior to September 4, 2007, the Advisor Class was 0.2500%
less at each point within the Complex Fee range. The effective annual management fee for each of the Investor Classes of Tax-Free Money Market and Tax-Free Bond
for the year ended May 31, 2008 was 0.49% and 0.48%, respectively. The effective annual management fee for the Institutional Class of Tax-Free Bond for the year ended May 31, 2008 was 0.28%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Individual Shareholder Services Plan (the plan) for the Advisor
Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the
Advisor Class will pay American Century Investment Services, Inc. (ACIS) an
annual distribution and service fee of 0.25%. Prior to September 4, 2007, the
Board of Trustees had adopted a Master Distribution and Shareholder Services
Plan for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act, which provided that the Advisor Class would pay ACIS an annual distribution fee of
0.25% and annual service fee of 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the year ended May 31,
2008, are detailed in the Statement of Operations.

MONEY MARKET INSURANCE -- Tax-Free Money Market, along with other money market funds managed by ACIM, have entered into an insurance agreement with Ambac
Assurance Corporation (Ambac). Ambac provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. Tax-Free Money Market pays annual premiums to Ambac, which are amortized daily over one year. For the year ended
May 31, 2008, the annualized ratio of money market insurance expense to average net assets was 0.02%.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC.

Prior to December 12, 2007, Tax-Free Bond had a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

------
39

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities for Tax-Free Bond, excluding short-term investments, for the year ended May 31, 2008, were $767,763,396 and
$488,714,509, respectively.

All investment transactions for Tax-Free Money Market were considered short-term during the year ended May 31, 2008.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

                            Year ended May 31, 2008          Year ended May 31, 2007
                             Shares          Amount          Shares           Amount
Tax-Free Money Market

INVESTOR CLASS

Sold                    253,755,789   $ 253,755,789     219,384,454    $ 219,384,454

Issued in
reinvestment of
distributions             8,015,936       8,015,936       8,652,684        8,652,684

Redeemed              (223,962,727)   (223,962,727)   (224,508,105)    (224,508,105)
                      -------------   -------------   -------------    -------------
Net increase
(decrease)               37,808,998    $ 37,808,998       3,529,033      $ 3,529,033
                      =============   =============   =============    =============

Tax-Free Bond

                                 INVESTOR CLASS

Sold                     35,687,999   $ 382,982,672      23,605,167    $ 254,184,942

Issued in
connection with
acquisition (Note 7)      7,774,102      82,359,758              --               --

Issued in
connection with
reclassification
(Note 8)                     21,853         234,652              --               --

Issued in
reinvestment of
distributions             2,594,739      27,751,493       1,862,064       20,025,174

Redeemed               (19,213,634)   (205,984,323)    (21,328,143)    (228,429,956)
                      -------------   -------------   -------------    -------------
                         26,865,059     287,344,252       4,139,088       45,780,160
                      -------------   -------------   -------------    -------------

INSTITUTIONAL CLASS

Sold                      6,270,528      67,276,110         342,405        3,692,668

Issued in
reinvestment of
distributions               139,087       1,489,799          31,428          329,043

Redeemed                (1,076,544)    (11,561,403)       (116,479)      (1,257,827)
                      -------------   -------------   -------------    -------------
                          5,333,071      57,204,506         257,354        2,763,884
                      -------------   -------------   -------------    -------------

ADVISOR CLASS

Sold                          5,316          57,026          34,754          371,887

Issued in
reinvestment of
distributions                   344           3,658             826            8,897

Redeemed in
connection with
reclassification
(Note 8)                   (21,853)       (234,652)              --               --

Redeemed                   (21,465)       (227,101)              --               --
                      -------------   -------------   -------------    -------------
                           (37,658)       (401,069)          35,580          380,784
                      -------------   -------------   -------------    -------------
Net increase
(decrease)               32,160,472   $ 344,147,689       4,432,022     $ 48,924,828
                      =============   =============   =============    =============

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40

5. BANK LINE OF CREDIT

Effective December 12, 2007, Tax-Free Bond, along with certain other funds managed by ACIM or American Century Global Investment Management, Inc., (ACGIM)
has a $500,000,000 unsecured bank line of credit agreement with Bank of America,
N.A. Prior to December 12, 2007, Tax-Free Bond, along with certain other funds managed by ACIM or ACGIM, had a $500,000,000 unsecured bank line of credit agreement with JPMCB. Tax-Free Bond may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus
0.40%. Tax-Free Bond did not borrow from the line during the year ended May 31,
2008.

6. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended May 31, 2008 and
May 31, 2007 were as follows:

                              Tax-Free Money Market         Tax-Free Bond
                                2008         2007         2008          2007
DISTRIBUTIONS PAID FROM
Exempt income                $8,191,291   $8,800,523  $35,088,917   $25,677,184
Long-term capital gains          --           --           --            --

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2008, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

                                                   Tax-Free Money
                                                           Market    Tax-Free Bond

Federal tax cost of investments                      $316,298,458   $1,063,610,277
                                                     ============   ==============
Gross tax appreciation of investments                          --      $24,005,292

Gross tax depreciation of investments                          --      (6,407,476)
                                                     ------------   --------------
Net tax appreciation (depreciation) of
investments                                                    --     $ 17,597,816
                                                     ============   ==============
Net tax appreciation (depreciation) on
derivatives                                                    --              $68
                                                     ------------   --------------
Net tax appreciation (depreciation)                            --      $17,597,884
                                                     ============   ==============
Accumulated capital losses                              $(51,226)     $(1,643,796)

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the realization for tax purposes of unrealized gains (losses) for certain futures contracts.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

              2009       2010     2011     2012       2013    2014       2015         2016
Tax-Free
Money
Market     $(32,696)   $(8,870)    --    $(3,706)   $(1,346)   --      $(1,691)     $(2,917)
Tax-Free
Bond           --         --       --       --         --      --    $(1,643,796)      --

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41

7. REORGANIZATION PLAN

On December 8, 2006, the Board of Trustees of Arizona Municipal Bond Fund
(Arizona Municipal) and Florida Municipal Bond Fund (Florida Municipal), two
funds in a series issued by the trust, approved a plan of reorganization (the reorganization) pursuant to which Tax-Free Bond acquired all of the assets of
Arizona Municipal and Florida Municipal in exchange for shares of equal value of
Tax-Free Bond and assumption by Tax-Free Bond of certain ordinary course liabilities of Arizona Municipal and Florida Municipal. The financial statements and performance history of Tax-Free Bond were carried over in the post-reorganization. The reorganization was approved by shareholders of Arizona
Municipal and Florida Municipal on July 27, 2007. The reorganization was effective at the close of business on September 4, 2007.

The acquisition was accomplished by a tax-free exchange of shares. On September
4, 2007, Arizona Municipal and Florida Municipal exchanged its shares for shares of Tax-Free Bond as follows:

                                 Shares                                 Shares
    Original Fund/Class        Exchanged         New Fund/Class        Received
    Arizona Municipal -                         Tax-Free Bond -
      Investor Class           4,494,080         Investor Class        4,498,324
    Arizona Municipal -                         Tax-Free Bond -
          A Class               164,193          Investor Class         164,348
    Arizona Municipal -                         Tax-Free Bond -
          B Class                3,944           Investor Class          3,948
    Arizona Municipal -                         Tax-Free Bond -
          C Class                51,040          Investor Class         51,088

                                 Shares                                 Shares
    Original Fund/Class        Exchanged         New Fund/Class        Received
    Florida Municipal -                         Tax-Free Bond -
      Investor Class           2,922,084         Investor Class        2,880,695
    Florida Municipal -                         Tax-Free Bond -
          A Class                85,128          Investor Class         83,923
    Florida Municipal -                         Tax-Free Bond -
          B Class                 930            Investor Class           917
    Florida Municipal -                         Tax-Free Bond -
          C Class                92,165          Investor Class         90,859

The net assets of Arizona Municipal, Florida Municipal and Tax-Free Bond
immediately before the acquisition were $49,968,836, $32,390,922 and
$744,181,750, respectively. Arizona Municipal and Florida Municipal unrealized appreciation of $1,047,515 and $720,616 was combined with that of Tax-Free Bond.
Immediately after the acquisition, the combined net assets were $826,541,508.
Tax-Free Bond acquired capital loss carryovers of $(152,225) and $(83,627) from
Arizona Municipal and Florida Municipal, respectively.

8. CORPORATE EVENT

On July 27, 2007, the Advisor Class shareholders of Tax-Free Bond approved a reclassification of Advisor Class shares into Investor Class shares. The change was approved by the Board of Trustees on December 8, 2006. The reclassification was effective on December 3, 2007.

9. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds designate exempt interest dividends for the fiscal year ended May 31,
2008, as follows:

                               Tax-Free Money Market   Tax-Free Bond
Exempt interest dividends            $8,202,856         $35,092,965

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42

10. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has concluded that the adoption of FIN 48 will not materially impact the financial statements.

The FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 does not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 with have on the financial statement disclosures.

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43

FINANCIAL HIGHLIGHTS
Tax-Free Money Market

Investor Class
For a Share Outstanding Throughout the Years Ended May 31
                                   2008       2007      2006       2005       2004
PER-SHARE DATA

Net Asset Value, Beginning
of Period                         $1.00      $1.00     $1.00      $1.00      $1.00
                                 ------     ------    ------     ------     ------
Income From Investment
Operations

 Net Investment Income
 (Loss)                            0.03       0.03      0.02       0.01       0.01
                                 ------     ------    ------     ------     ------
Distributions

 From Net Investment
 Income                          (0.03)     (0.03)    (0.02)     (0.01)     (0.01)
                                 ------     ------    ------     ------     ------
Net Asset Value, End of
Period                            $1.00      $1.00     $1.00      $1.00      $1.00
                                 ======     ======    ======     ======     ======

TOTAL RETURN(1)                   2.97%      3.26%     2.51%      1.33%      0.64%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets             0.51%      0.52%     0.52%      0.51%      0.51%

Ratio of Net Investment
Income (Loss) to Average
Net Assets                        2.91%      3.22%     2.47%      1.31%      0.65%

Net Assets, End of Period
(in thousands)                 $313,542   $275,733  $272,208   $284,851   $276,245

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

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44

Tax-Free Bond

Investor Class
For a Share Outstanding Throughout the Years Ended May 31
                                   2008       2007      2006       2005       2004
PER-SHARE DATA

Net Asset Value,
Beginning of Period              $10.68     $10.67    $10.88     $10.71     $11.19
                                 ------     ------    ------     ------     ------
Income From Investment
Operations

 Net Investment Income
 (Loss)                            0.43       0.42      0.40       0.38       0.37

 Net Realized and
 Unrealized Gain
 (Loss)                            0.06       0.01    (0.20)       0.17     (0.45)
                                 ------     ------    ------     ------     ------
 Total From Investment
 Operations                        0.49       0.43      0.20       0.55     (0.08)
                                 ------     ------    ------     ------     ------
Distributions

 From Net Investment
 Income                          (0.43)     (0.42)    (0.40)     (0.38)     (0.37)

 From Net Realized
 Gains                               --         --    (0.01)         --     (0.03)
                                 ------     ------    ------     ------     ------
 Total Distributions             (0.43)     (0.42)    (0.41)     (0.38)     (0.40)
                                 ------     ------    ------     ------     ------
Net Asset Value, End of
Period                           $10.74     $10.68    $10.67     $10.88     $10.71
                                 ======     ======    ======     ======     ======

TOTAL RETURN(1)                   4.66%      4.08%     1.87%      5.16%    (0.79)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average Net
Assets                            0.49%      0.49%     0.49%      0.50%      0.51%

Ratio of Net Investment
Income (Loss) to Average
Net Assets                        4.00%      3.91%     3.73%      3.46%      3.34%

Portfolio Turnover Rate             62%        43%       79%        77%        60%

Net Assets, End of Period
(in thousands)               $1,002,648   $709,988  $665,458   $610,420   $583,689

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

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45

Tax-Free Bond

Institutional Class
For a Share Outstanding Throughout the Years Ended May 31
                                         2008      2007     2006    2005      2004
PER-SHARE DATA

Net Asset Value, Beginning of
Period                                 $10.68    $10.67   $10.88  $10.71    $11.19
                                       ------    ------   ------  ------    ------
Income From Investment Operations

 Net Investment Income (Loss)            0.45      0.44     0.42    0.40      0.39

 Net Realized and Unrealized
 Gain (Loss)                             0.06      0.01   (0.20)    0.17    (0.45)
                                       ------    ------   ------  ------    ------
 Total From Investment
 Operations                              0.51      0.45     0.22    0.57    (0.06)
                                       ------    ------   ------  ------    ------
Distributions

 From Net Investment Income            (0.45)    (0.44)   (0.42)  (0.40)    (0.39)

 From Net Realized Gains                   --        --   (0.01)      --    (0.03)
                                       ------    ------   ------  ------    ------
 Total Distributions                   (0.45)    (0.44)   (0.43)  (0.40)    (0.42)
                                       ------    ------   ------  ------    ------
Net Asset Value, End of Period         $10.74    $10.68   $10.67  $10.88    $10.71
                                       ======    ======   ======  ======    ======

TOTAL RETURN(1)                         4.88%     4.28%    2.07%   5.37%   (0.60)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets                      0.29%     0.29%    0.29%   0.30%     0.31%

Ratio of Net Investment Income
(Loss) to Average Net Assets            4.20%     4.11%    3.93%   3.66%     3.54%

Portfolio Turnover Rate                   62%       43%      79%     77%       60%

Net Assets, End of Period (in
thousands)                            $67,895   $10,567   $7,815  $8,796    $7,711

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

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46

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the American Century Municipal Trust and Shareholders of the
Tax-Free Money Market Fund and the Tax-Free Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Tax-Free Money Market Fund and
Tax-Free Bond Fund (two of the four funds comprising the American Century
Municipal Trust, hereafter referred to as the "Funds") at May 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of
America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management;
our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board
(United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
July 17, 2008

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47

MANAGEMENT

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Those listed as interested trustees are "interested"
primarily by virtue of their engagement as directors and/or officers of, or ownership interest in, American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services, LLC (ACS).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS. The trustees serve in this capacity for eight registered investment companies in the American Century
Investments family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies in the American Century Investments family of funds advised by ACIM or American Century Global Investment Management, Inc.
(ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INTERESTED TRUSTEE

JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUNDS: Trustee (since 2007) and President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM, ACGIM,
ACIS and other ACC subsidiaries. Managing Director, Morgan Stanley (March 2000 to November 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 111
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

INDEPENDENT TRUSTEES

JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUNDS: Trustee (since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (money management firm) (April 2004 to present); Partner and Founder, Bay Partners (venture capital firm, 1976 to 2006)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

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48

RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUNDS: Trustee (since 1995) and Chairman of the Board
(since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

FREDERICK L.A. GRAUER, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUNDS: Trustee (since 2008)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Advisor, Barclays Global
Investors (asset manager) (2003 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

PETER F. PERVERE, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUNDS: Trustee (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Vice President and Chief Financial Officer, Commerce One, Inc. (software and services provider)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Intraware, Inc.

MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUNDS: Trustee (since 1980)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Platinum Grove Asset
Management, L.P. (asset manager), and a Partner, Oak Hill Capital Management
(asset manager) (1999 to present); Frank E. Buck Professor of Finance-Emeritus,
Stanford Graduate School of Business (1996 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)

JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUNDS: Trustee (since 2002)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1973 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present)

JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Trustee (since 1984)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

------
49

OFFICERS

BARRY FINK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUNDS: Executive Vice President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and
Executive Vice President, ACC (September 2007 to present); President, ACS
(October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007);
Global General Counsel, Morgan Stanley (2000 to 2006). Also serves as: Director,
ACC, ACS, ACIS and other ACC subsidiaries

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUNDS: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000) PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief
Compliance Officer, ACIM, ACGIM and ACS (August 2006 to present); Assistant
Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial
Officer, various American Century Investments funds (July 2000 to August 2006).
Also serves as: Senior Vice President, ACS

CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUNDS: General Counsel (since 2007) and Senior Vice
President (since 2006) PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney,
ACC (February 1994 to present); Vice President, ACC (November 2005 to present);
General Counsel, ACC (March 2007 to present). Also serves as: General Counsel,
ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President,
ACIM, ACGIM and ACS

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
Officer (all since 2006) PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice
President, ACS (February 2000 to present); and Controller, various American
Century Investments funds (1997 to September 2006)

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUNDS: Tax Officer (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS

The SAI has additional information about the funds' trustees and is available without charge, upon request, by calling 1-800-345-2021.

------
50

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century Investments' website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling
1-800-345-2021.

------
51

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that are investment-grade and have maturities between two and four years.

The LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that have maturities greater than 22 years.

The LEHMAN BROTHERS MUNICIPAL 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is a market value-weighted index designed for the long-term tax-exempt bond market.

The LEHMAN BROTHERS NON-INVESTMENT-GRADE MUNICIPAL BOND INDEX is composed of non-investment grade U.S. municipal securities with a remaining maturity of one year or more.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

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52

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE. . . . . . . . . . . . . . . . .         1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE. . . . . . . . . . . . . .         1-800-345-2021
                                                                   or 816-531-5575

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS .
.. . . . . . . . . . . . . . . . . . . . . . . . . .                 1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES. . . . . . . .         1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF. . . . . . . . . . .         1-800-634-4113

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0807
CL-ANN-60829N

[front cover]

ANNUAL REPORT
MAY 31, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

LONG-TERM TAX-FREE FUND
HIGH-YIELD MUNICIPAL FUND

PRESIDENT'S LETTER

JONATHAN THOMAS

[photo of Jonathan Thomas]

Dear Investor,

At American Century Investments®, we are committed to helping you reach your financial goals. Your success is the ultimate measure of our performance. That's why we focus on achieving superior investment results and building long-term relationships with investors like you.

Part of that relationship is to clearly communicate investment results and what influenced them. To help you monitor your investment with us, we take pride in providing you with the annual report for the American Century® Long-Term
Tax-Free and High-Yield Municipal funds for the 12 months ended May 31, 2008. We also recommend americancentury.com, where we provide company news, quarterly portfolio commentaries, investment views, and other useful information.

As noted on the website, 2008 marks the 50th anniversary of American Century
Investments. Since 1958, we've worked to make wise decisions with your interests as our guide. Fifty years also means that we've met the challenges of previous economic downturns. As we've crossed those hurdles and earned your trust, our assets under management have grown to nearly $100 billion, putting us in the top
5% of our industry. This growth has given us the resources to offer a wide array of financial products and services, including a well-diversified line-up of portfolios that provide you with many choices in these uncertain times.

Though our offerings are diverse, they share several key qualities, including our disciplined investment approach and active, team-based management. Strict adherence to our processes and long-term strategies allows us to stay focused during volatile periods. Investors in our portfolios also benefit from the sum of our investment teams' expertise as they share research and information.

We'll continue to work hard to earn your trust. Thank you for your continued
support.

Sincerely,

/s/Jonathan Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

TABLE OF CONTENTS

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . .       2
      U.S. Fixed-Income Total Returns. . . . . . . . . . . . . . . . .       2

LONG-TERM TAX-FREE

HIGH-YIELD MUNICIPAL

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century
Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century
Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century Investments by third party vendors. To the best of American Century
Investments' knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By David MacEwen, Chief Investment Officer, Fixed Income

POSITIVE BOND RETURNS IN VOLATILE CLIMATE

Despite rising commodity prices and deteriorating conditions in some credit sectors, the broad investment-grade U.S. bond market enjoyed mostly positive results for the 12 months ended May 31, 2008. Credit-related risk-aversion, however, hurt high-yield sectors of the market.

Credit fallout, plus soaring oil and other commodity prices, pushed the U.S.
economy to the brink of recession. To stimulate the economy and reassure financial markets, the Federal Reserve (the Fed) took extraordinary action. In
2007 it launched an aggressive easing campaign, shaving a total of 3.25 percentage points off the federal funds target rate by the end of the reporting period. The Fed also enacted a series of emergency lending programs targeting a wider spectrum of borrowers, including major brokers.

HISTORIC MUNICIPAL UNDERPERFORMANCE IN FEBRUARY

In a 12-month period characterized by credit, liquidity, and volatility concerns, investors favored quality. Treasuries significantly outperformed non-Treasury securities, including municipals. Relative newcomers to the municipal market, including hedge funds, were forced to sell their municipal holdings due to margin calls, putting more pressure on the market.

Municipals suffered further as investors questioned the health of municipal bond insurers due to exposure to subprime losses in other areas of their business.
Margin calls and insurer woes produced the perfect selloff and illiquidity storm in February 2008, when municipals experienced historic underperformance relative to Treasuries. Investment-grade municipal yields shot well over 100% of those of comparable Treasuries. (Long-term municipal yields historically equal 80% to 85%
of Treasury yields.)

MUNICIPALS REBOUNDED AFTER FEBRUARY

A rally in riskier assets was triggered by the Fed's intervention in the meltdown of a major broker-dealer. This, in addition to increasing inflation worries, caused Treasury market prices to decline during the final two months of the reporting period. Municipal bond performance rebounded after February, but municipal yields remained well above their historic range.

U.S. Fixed-Income Total Returns For the 12 months ended May 31, 2008

LEHMAN BROTHERS MUNICIPAL MARKET INDICES Municipal Bond 3.87% 3-Year Municipal
Bond 6.36% 5-Year General Obligation (GO) Bond 6.71% Long-Term Municipal Bond
-0.45% Non-Investment-Grade Municipal Bond -6.28%

TAXABLE MARKET RETURNS
Lehman Brothers U.S. Aggregate Index        6.89%
Lehman Brothers U.S. Treasury Index         9.42%
3-Month Treasury Bill                       4.04%
10-Year Treasury Note                      10.77%

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2

PERFORMANCE
Long-Term Tax-Free

Total Returns as of May 31, 2008
                                           Average Annual Returns
                                                                      Since       Inception
                               1 year       5 years      10 years    Inception      Date

A CLASS
 No sales charge*               1.73%       2.63%(1)     4.68%(1)   5.32%(1)
 With sales charge*            -2.86%       1.69%(1)     4.20%(1)   4.88%(1)       3/31/97

LEHMAN BROTHERS MUNICIPAL
BOND INDEX(2)                   3.87%       3.67%        5.06%      5.58%           --

LIPPER GENERAL MUNICIPAL
3%      4.56%
RETURNS(2)                      1.22%       2.82%        3.93%      4.56%           --

A Class's Lipper Ranking(2)
 as of 5/31/08               119 of 234   119 of 209   17 of 152   16 of 126        --
 as of 6/30/08               120 of 235   113 of 210   20 of 153   17 of 127        --

Investor Class                  1.99%         --            --      3.34%          4/3/06

Institutional Class             2.19%         --            --      3.55%          4/3/06

B Class
 No sales charge*               0.87%       1.90%(1)     3.97%(1)   4.59%(1)
 With sales charge*            -3.13%       1.71%(1)     3.97%(1)   4.59%(1)       3/31/97

C Class                         0.98%         --            --      2.32%          4/3/06

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed-income funds and may be subject to a maximum CDSC of
1.00%. B Class shares redeemed within six years of purchase are subject to a
CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Class returns would have been lower if fees had not been waived.

(2) Data provided by Lipper Inc. -- A Reuters Company. © 2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

  Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Long-Term Tax-Free

Growth of $10,000 Over 10 Years
$10,000 investment made May 31, 1998*

One-Year Returns Over 10 Years
Periods ended May 31
               1999    2000     2001     2002    2003     2004      2005     2006    2007     2008

A Class**
(no sales
charge)       5.12%   -1.09%   12.57%   7.21%   10.64%   -0.81%     6.66%   1.18%    4.58%    1.73%

Lehman
Brothers
Municipal
Bond Index    4.67%   -0.86%   12.14%   6.50%   10.36%   -0.03%     7.96%   1.89%    4.84%    3.87%

* Long-Term Tax-Free A Class's initial investment is $9,550 to reflect the maximum 4.50% initial sales charge.

** Class returns may have been lower, along with ending value, if fees had not been waived.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

PORTFOLIO COMMENTARY
Long-Term Tax-Free

Lead Portfolio Managers: Alan Kruss and Steven Permut
Macro Strategy Team Representative: Steven Permut

PERFORMANCE SUMMARY

Long-Term Tax-Free returned 1.73%* for the 12 months ended May 31, 2008. By comparison, its broad market index--the Lehman Brothers Municipal Bond
Index--returned 3.87%, while the average return of the 234 general municipal debt funds tracked by Lipper Inc. was 1.22%.

The portfolio's absolute return reflected the difficult investment climate for long-term municipal bonds in 2008, characterized by credit and liquidity concerns (see the Market Perspective on page 2). Relative to the Lehman index, the portfolio's performance was limited by our credit allocation; however, some of our yield curve and sector trades helped relative results.

CREDIT POSITIONING HURT

The leading detractors from portfolio performance were our roughly 20%
allocations to A and BBB rated bonds on the one hand, and AAA rated insured bonds on the other. The lower-rated bonds lagged because of risk aversion that followed the global credit crisis. Over time, these higher-yielding, lower-rated bonds should outperform higher-quality securities. But for short time periods, price changes can overwhelm the income advantage enjoyed by A and BBB securities.

At the same time, insured bonds underperformed because of concern that losses on subprime loans in other parts of the bond insurers' business would affect the backing they provide for many municipal bonds. However, we should point out that municipal bonds historically have been an exceptionally safe investment with default rates much lower than those on corporate bonds. In addition, our experienced municipal credit research team performs a thorough review of all the bonds we purchase. As a result, we have faith in the underlying credit quality of the bonds in the portfolio and viewed the dip in prices as a buying opportunity.

Portfolio at a Glance
                                    As of        As of
                                   5/31/08     11/30/07
Weighted Average Maturity        13.5 years   10.3 years
Average Duration (Modified)       6.5 years    6.8 years

Yields as of May 31, 2008
30-Day SEC Yield
Investor Class                                   3.73%
Institutional Class                              3.92%
A Class                                          3.32%
B Class                                          2.73%
C Class                                          2.73%
Investor Class 30-Day Tax-Equivalent Yields(1)
25.00% Tax Bracket                               4.97%
28.00% Tax Bracket                               5.18%
33.00% Tax Bracket                               5.57%
35.00% Tax Bracket                               5.74%

(1) The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

* All fund returns referenced in this commentary are for A Class shares and are not reduced by sales charges. A Class shares are subject to a maximum sales charge of 4.50%. Had the sales charge been applied, returns would have been lower than those shown.

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5

Long-Term Tax-Free

CURVE, SECTOR TRADES CONTRIBUTED

On a positive note, we helped performance relative to the index and peer group by positioning the portfolio for a steeper yield curve. We did that by reducing our allocation to the longest-term bonds, which underperformed, and increasing our exposure to intermediate-term municipals.

In the municipal market, the difference in yield between two- and 10-year notes went from 24 to 140 basis points (a basis point equals 0.01%) during the period.
We also used Treasury futures to implement this trade, because they're a pure play on changes in the shape of the curve. For the 12 months, the difference in yield between two- and 10-year Treasury securities went from -3 basis points
(the yield curve was inverted) to +141 basis points (a more normal, upward slope).

The market climate also presented us with some attractive sector trades. For example, we were able to add some less economically sensitive education and hospital bonds at what we believe were very attractive yields relative to the credit quality of the issuers--in effect, we got income comparable to high-yield bonds but with investment-grade quality.

MANAGEMENT CHANGE

In March, Portfolio Manager Robert Miller left American Century Investments to pursue other opportunities. Two experienced members of the municipal portfolio management team--Steven Permut, a senior portfolio manager and head of the municipal bond team, and Alan Kruss, a municipal bond portfolio manager--will continue as lead managers on Long-Term Tax-Free. We believe this continuity is a key advantage of our team approach to managing portfolios.

OUTLOOK

"We're cautious because we don't see the economic and technical (supply and demand) issues in the municipal market going away anytime soon," said Permut.
"Nevertheless, municipal bonds remain very attractive compared with fully taxable investments, so we're looking for opportunities to add bonds in select sectors or states that we believe represent compelling long-term values."

Portfolio Composition By Credit Rating
             % of fund        % of fund
            investments      investments
               as of            as of
              5/31/08         11/30/07
AAA             53%              64%
AA              27%              10%
A               9%               11%
BBB             11%              15%

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

Top Five Sectors as of May 31, 2008
                              % of fund
                             investments
General Obligation (GO)          15%
Water/Sewer/Gas Revenue          14%
Hospital Revenue                 14%
Electric Revenue                  9%
Special Tax Revenue               8%

------
6

SCHEDULE OF INVESTMENTS
Long-Term Tax-Free

MAY 31, 2008

Principal Amount                                                             Value

Municipal Securities -- 100.0%

ALABAMA -- 1.6%
   $ 500,000  East Alabama Health Care Facilities Auth. Rev.,
              Series 2008 B, 5.00%, 9/1/13                               $ 498,135
                                                                       -----------
CALIFORNIA -- 10.4%
     500,000  California Department of Water Resources Power Supply
              Rev., Series 2008 H, 5.00%, 5/1/22                           525,530
     565,000  Chaffey Community College District GO, Series 2007 C,
              (Election of 2002), 5.00%, 6/1/32 (MBIA)                     582,768
     310,000  Chino Basin Regional Financing Auth. Rev., Series
              2008 A, (Inland Empire Utilities Agency), 5.00%,
              11/1/23 (Ambac)                                              326,160
     500,000  Golden State Tobacco Securitization Corp. Settlement
              Rev., Series 2007 A-1, 5.125%, 6/1/47                        391,455
     150,000  Metropolitan Water District of Southern California
              GO, Series 2002 A, 3.50%, 3/1/10(1)                          153,186
     150,000  Metropolitan Water District of Southern California
              Rev., Series 2004 B-3, 3.25%, 10/1/11 (MBIA)                 152,780
     500,000  Pasadena Electric Rev., 5.00%, 6/1/37 (AGC)(1)               516,425
     500,000  San Francisco Bay Area Toll Bridge Auth. Rev., Series
              2007 F-1, 5.00%, 4/1/31                                      515,825
                                                                       -----------
                                                                         3,164,129
                                                                       -----------
CONNECTICUT -- 4.0%
     500,000  Connecticut Health & Educational Facilities Auth.
              Rev., Series 2003 X-3, (Yale University), 4.85%,
              7/1/37                                                       511,040
     150,000  Connecticut Health & Educational Facilities Auth.
              Rev., Series 2007 C, (Hospital for Special Care
              Issue), 5.25%, 7/1/27 (RADIAN)                               153,144
     500,000  Connecticut Health & Educational Facilities Auth.
              Rev., Series 2007 I, (Quinnipiac University), 5.00%,
              7/1/17 (MBIA)                                                544,720
                                                                       -----------
                                                                         1,208,904
                                                                       -----------

Principal Amount                                                             Value

DISTRICT OF COLUMBIA -- 1.7%
   $ 500,000  District of Columbia Water & Sewer Auth. Public
              Utility Rev., Series 2008 A, 5.00%, 10/1/34 (AGC)          $ 512,550
                                                                       -----------
FLORIDA -- 9.5%
     500,000  Florida Board of Education Capital Outlay GO, Series
              2007 G, 4.75%, 6/1/37 (MBIA)                                 494,560
     500,000  Florida Rural Utility Financing Commission Rev.,
              Series 2008 A, (Public Projects Construction), 3.25%,
              2/1/11                                                       500,840
     500,000  JEA St. Johns River Power Park System Rev., Series 2,
              Issue 3, 5.00%, 10/1/37                                      509,305
     500,000  Miami-Dade County Educational Facilities Auth. Rev.,
              Series 2008 A, (University of Miami), 5.50%, 4/1/38          504,710
     350,000  Sunshine State Governmental Financing Commission
              Rev., VRDN, 4.25%, 6/2/08 (Ambac) (SBBPA: Dexia
              Credit Local)                                                350,000
     500,000  Tampa Water & Sewer Systems Rev., 5.00%, 10/1/37             511,959
                                                                       -----------
                                                                         2,871,374
                                                                       -----------
GEORGIA -- 9.1%
     500,000  Burke County Development Auth. Pollution Control
              Rev., Series 2006 C-1, (Oglethorpe Power Corp.
              Vogtle), 4.625%, 4/1/10 (Ambac)                              504,045
     500,000  Fulton County Development Auth. Rev., Series 2001 A,
              (TUFF/Atlanta Housing, LLC Project at Georgia State
              University), 5.50%, 9/1/18 (Ambac)                           537,870
      40,000  Georgia Municipal Electric Power Auth. Rev., Series
              1998 Y (Project One Special Obligation), 6.40%,
              1/1/13 (Ambac)                                                44,281
     500,000  Georgia State Road & Tollway Auth. Rev., Series 2008
              A, (Federal Highway Grant Anticipation Bonds), 5.00%,
              6/1/11                                                       532,465
     250,000  Gwinnett County School District GO, 5.00%, 2/1/24            266,770
     810,000  LaGrange Water & Sewerage Rev., 5.00%, 1/1/12
              (Ambac)(1) 862,966
                                                                       -----------
                                                                         2,748,397
                                                                       -----------

------
7

Long-Term Tax-Free

Principal Amount                                                             Value

ILLINOIS -- 6.2%
   $ 500,000  Chicago Board of Education GO, Series 2008 C, 5.25%,
              12/1/23                                                    $ 534,135
     500,000  Chicago O'Hare International Airport Rev., Series
              2008 A, 5.00%, 1/1/12 (FSA)                                  532,520
     700,000  Winnebago, Boone et al Counties Community College
              District No. 511 GO, (Rock Valley Community College),
              6.30%, 10/1/15 (FGIC)(1)                                     811,715
                                                                       -----------
                                                                         1,878,370
                                                                       -----------
INDIANA -- 1.8%
     500,000  Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/20
              (FSA)                                                        532,515
                                                                       -----------
MARYLAND -- 4.8%
     500,000  Maryland GO, First Series 2005 B, (State and Local
              Facilities Loan), 5.25%, 2/15/12                             541,520
     400,000  Maryland Health & Higher Educational Facilities Auth.
              Rev., (LifeBridge Health Issue), 4.75%, 7/1/11               415,744
     480,000  Maryland Health & Higher Educational Facilities Auth.
              Rev., (LifeBridge Health Issue), 5.00%, 7/1/34 (AGC)         494,107
                                                                       -----------
                                                                         1,451,371
                                                                       -----------
MASSACHUSETTS -- 2.5%
     250,000  Massachusetts Health & Educational Facilities Auth.
              Rev., Series 2008 E1, (CareGroup Issue), 5.125%,
              7/1/38(2)                                                    243,995
     500,000  Massachusetts Water Resources Auth. Rev., Series 2006
              B, 5.00%, 8/1/31 (Ambac)                                     514,835
                                                                       -----------
                                                                           758,830
                                                                       -----------
MINNESOTA -- 2.8%
     300,000  Minneapolis-St. Paul Metropolitan Airports Commission
              Rev., Series 2007 B, 5.00%, 1/1/25 (FGIC)                    298,314
     500,000  Minnesota GO, 5.00%, 6/1/18                                  546,590
                                                                       -----------
                                                                           844,904
                                                                       -----------

Principal Amount                                                             Value

NEW JERSEY -- 2.5%
   $ 500,000  Monmouth County GO, (County College Bonds), 4.00%,
              9/15/19                                                    $ 509,550
     250,000  Town of Kearney GO, 4.00%, 1/15/19 (FSA/State Aid
              Withholding)                                                 254,173
                                                                       -----------
                                                                           763,723
                                                                       -----------
NEW YORK -- 11.1%
     500,000  New York City Municipal Water Finance Auth. Water &
              Sewer System Rev., Series 2004 C, 5.00%, 6/15/35             509,905
     500,000  New York City Municipal Water Finance Auth. Water &
              Sewer System Rev., Series 2006 A, 5.00%, 6/15/39             510,545
     500,000  New York City Municipal Water Finance Auth. Water &
              Sewer System Rev., Series 2008 DD, 5.00%, 6/15/37(2)         515,120
     215,000  New York City Transitional Finance Auth. Rev., Series
              2004 D-2, 5.00%, 11/1/12                                     232,946
     500,000  New York State Dormitory Auth. Rev., Series 2008 A,
              (Columbia University), 4.00%, 7/1/13 (GO of
              University)                                                  522,930
     500,000  New York State Dormitory Auth. Rev., Series 2008 A1,
              (Memorial Sloan- Kettering Cancer Center), 5.00%,
              7/1/36(1)                                                    515,570
     540,000  New York Urban Development Corp. State Personal
              Income Tax Rev., Series 2008 A1, (Economic
              Development & Housing), 5.00%, 12/15/22(1)                   576,730
                                                                       -----------
                                                                         3,383,746
                                                                       -----------
NORTH CAROLINA -- 2.6%
     250,000  North Carolina Eastern Municipal Power Agency System
              Rev., Series 2008 A, 5.00%, 1/1/24                           250,178
     500,000  North Carolina Municipal Power Agency No. 1 Catawba
              Electric Rev., Series 2008 A, 5.25%, 1/1/16                  541,210
                                                                       -----------
                                                                           791,388
                                                                       -----------
OHIO -- 1.5%
     500,000  Buckeye Tobacco Settlement Financing Auth. Rev.,
              Series 2007 A2, (Asset-Backed Senior Current Interest
              Turbo Term), 6.50%, 6/1/47                                   468,610
                                                                       -----------

------
8

Long-Term Tax-Free

Principal Amount                                                             Value

PENNSYLVANIA -- 7.0%
   $ 500,000  Allegheny County Hospital Development Auth. Rev.,
              Series 2008 A, (University of Pittsburgh Medical
              Center), 5.00%, 9/1/18                                     $ 518,655
   1,000,000  Allegheny County Industrial Development Auth. Rev.,
              (Residential Resources, Inc.), 4.50%, 9/1/11(1)            1,002,790
     500,000  Central Dauphin School District GO, 7.00%, 2/1/16,
              Prerefunded at 100% of Par (MBIA/State Aid
              Withholding)(3)                                              616,865
                                                                       -----------
                                                                         2,138,310
                                                                       -----------
PUERTO RICO -- 4.3%
     500,000  Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008
              A, 5.00%, 7/1/14(1)                                          513,025
     750,000  Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008
              A, 6.00%, 7/1/44(1)                                          794,783
                                                                       -----------
                                                                         1,307,808
                                                                       -----------
TENNESSEE -- 2.9%
     425,000  Nashville and Davidson County Metropolitan Government
              Health & Educational Facilities Board Rev., Series
              2008 A, (The Vanderbilt University), 5.00%, 10/1/15
              (GO of University)                                           467,934
     400,000  Shelby County Health Educational & Housing Facilities
              Board Rev., Series 2008 C, 5.25%, 6/1/17(2)                  421,400
                                                                       -----------
                                                                           889,334
                                                                       -----------
TEXAS -- 4.3%
     250,000  Lower Colorado River Auth. Rev., 5.75%, 5/15/37(2)           261,348
     500,000  Texas Transportation Commission State Highway Fund
              First Tier Rev., Series 2006 A, 5.00%, 4/1/20                534,295
     500,000  Waco Education Finance Corp. Rev., Series 2008 C,
              (Baylor University), 5.00%, 3/1/36                           511,590
                                                                       -----------
                                                                         1,307,233
                                                                       -----------

Principal Amount                                                             Value

UTAH -- 3.6%
   $ 500,000  Utah State Board of Regents Hospital Rev., Series
              2006 A, (University of Utah), 5.25%, 8/1/21 (MBIA)         $ 537,440
     500,000  Utah Transit Auth. Sales Tax Rev., Series 2008 A,
              5.00%, 6/15/20                                               542,515
                                                                       -----------
                                                                         1,079,955
                                                                       -----------
WASHINGTON -- 4.1%
     250,000  Energy Northwest Rev., Series 2008 D, (Columbia
              Generating), 5.00%, 7/1/12                                   267,498
     440,000  Seattle Solid Waste Rev., 5.00%, 2/1/24                      457,864
     500,000  Washington Health Care Facilities Auth. Rev., Series
              2006 D, (Providence Health & Services), 5.25%,
              10/1/33 (FSA)                                                516,455
                                                                       -----------
                                                                         1,241,817
                                                                       -----------
WISCONSIN -- 1.7%
     475,000  Milwaukee Redevelopment Auth. Rev., Series 2003 A,
              (Milwaukee Public Schools - Neighborhood Schools
              Initiative), 5.125%, 8/1/13, Prerefunded at 100% of
              Par (Ambac)(3)                                               519,698
                                                                       -----------
TOTAL MUNICIPAL SECURITIES
(Cost $30,266,609)                                                      30,361,101
                                                                       -----------

Municipal Derivatives -- 1.4%

TEXAS -- 1.4%
     360,000  Texas GO, VRDN, Inverse Floater, 8.39%, 9/30/11(4)           433,832
(Cost $401,331)
                                                                       -----------

Shares

Temporary Cash Investments -- 2.2%

     664,000  Federated California Municipal Cash Trust(1)                 664,000
(Cost $664,000)
                                                                       -----------
TOTAL INVESTMENT SECURITIES -- 103.6%
(Cost $31,331,940)                                                      31,458,933
                                                                       -----------
OTHER ASSETS AND LIABILITIES -- (3.6)%                                 (1,095,975)
                                                                       -----------
TOTAL NET ASSETS -- 100.0%                                             $30,362,958
                                                                       ===========

------
9

Long-Term Tax-Free

Futures Contracts
                            Expiration       Underlying Face      Unrealized Gain
   Contracts Purchased         Date          Amount at Value          (Loss)

   19  U.S. Treasury         September
       2-Year Notes            2008            $4,001,875            $(7,465)
                                               ==========            ========

                            Expiration       Underlying Face      Unrealized Gain
     Contracts Sold            Date          Amount at Value          (Loss)

   6  U.S. Long Bond         September
                               2008             $681,000              $12,877
                                                ========              =======

Notes to Schedule of Investments

AGC = Assured Guaranty Corporation

Ambac = Ambac Assurance Corporation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Sec urity Assurance, Inc.

GO = General Obligation

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2008.

(1) Security, or a portion thereof, has been segregated for futures contracts and/or when-issued securities.

(2) When-issued security.

(3) Escrowed to maturity in U.S. government securities or state and local government securities.

(4) Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

See Notes to Financial Statements.

------
10

PERFORMANCE
High-Yield Municipal

Total Returns as of May 31, 2008
                                            Average Annual Returns
                                             5                    Since     Inception
                                1 year      years     10 years   Inception      Date

INVESTOR CLASS                  -5.01%      3.77%     4.84%(1)    4.95%(1)    3/31/98

LEHMAN BROTHERS LONG-TERM
MUNICIPAL BOND INDEX            -0.45%      4.28%     5.40%       5.45%         --

LIPPER HIGH-YIELD MUNICIPAL
DEBT FUNDS AVERAGE RETURNS(2)   -5.32%      3.66%     3.60%       3.65%         --

Investor Class's Lipper
Ranking(2)
 as of 5/31/08                56 of 104   33 of 77   2 of 48     2 of 48        --
 as of 6/30/08                56 of 104   28 of 77   2 of 48     2 of 48        --

A Class
 No sales charge*               -5.25%      3.52%      --         3.98%
 With sales charge*             -9.49%      2.57%      --         3.09%       1/31/03

B Class
 No sales charge*               -5.96%      2.74%      --         3.23%(3)
 With sales charge*             -9.96%      2.56%      --         3.06%(3)    1/31/03

C Class                         -5.96%      2.77%      --         3.41%       7/24/02

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed-income funds and may be subject to a maximum CDSC of
1.00%. B Class shares redeemed within six years of purchase are subject to a
CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Investor Class returns and rankings would have been lower if management fees had not been waived from 3/31/98 to 4/30/99. Beginning on 5/1/99, management fees were phased in at a rate of 0.10% each month until 10/31/99.

(2) Data provided by Lipper Inc. -- A Reuters Company. © 2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

  Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Class returns would have been lower if the class had not received partial reimbursements or waivers of its distribution and service fees.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
11

High-Yield Municipal

Growth of $10,000 Over 10 Years
$10,000 investment made May 31, 1998

One-Year Returns Over 10 Years
Periods ended May 31
               1999      2000     2001     2002      2003      2004      2005     2006     2007      2008

Investor
Class         6.18%*    -2.81%    9.13%    8.25%    9.40%     3.07%     9.84%     4.91%    6.70%    -5.01%

Lehman
Brothers
Long-Term
Municipal
Bond Index     4.35%    -4.45%   15.38%    6.64%    11.84%    -0.26%    13.25%    3.20%    6.28%    -0.45%

* Investor Class returns and ending value would have been lower if management fees had not been waived from 3/31/98 to 4/30/99. Beginning on 5/1/99, management fees were phased in at a rate of 0.10% each month until 10/31/99.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
12

PORTFOLIO COMMENTARY
High-Yield Municipal

Lead Portfolio Manager and Macro Strategy Team Representative: Steven Permut

PERFORMANCE SUMMARY

High-Yield Municipal returned -5.01* for the 12 months ended May 31, 2008. By comparison, its broad market index--the investment-grade Lehman Brothers
Long-Term Municipal Bond Index--returned -0.45%, while the average return of the
104 high-yield municipal debt funds tracked by Lipper Inc. was -5.32%.
Longer-term, the portfolio's average annual returns also exceeded those of its
Lipper group average for the five- and 10-year periods ended May 31, 2008 (see page 11).

The portfolio's absolute return and performance relative to the Lehman index reflected the difficult investment climate for lower-rated and non-rated municipal bonds, which lagged investment-grade securities by a wide margin (see the Market Perspective on page 2). For the year, the key positive contributions to performance came from our yield curve, sector, and state allocations, as well as individual security selection decisions.

CREDIT SELECTION KEY

The fiscal year covered a remarkable period for municipals that included some of the worst months in market history amid big changes in the participation of insurers, investment banks, and hedge funds, among others. Aversion to risk in the wake of the credit crisis hit hard the lower-rated and non-rated bonds in which High-Yield Municipal typically invests, explaining the fund's negative absolute return.

But in terms of relative returns, our emphasis on individual security selection and credit research helped the portfolio hold up better than the Lipper group average. In particular, we avoided a number of poor-performing land-based and health care deals. These are two sectors to which we have significant exposure, but our credit selection pointed us away from the most troubled issuers. In addition, because of dislocations in the market, we were able to add select investment-grade bonds rated A and BBB at levels typically reserved for high-yield securities. We think these bonds have very attractive risk/reward profiles, with the secondary benefit of improving the fund's credit quality with little give-up in yield.

Portfolio at a Glance
                                    As of        As of
                                   5/31/08     11/30/07
Weighted Average Maturity        17.4 years   16.2 years
Average Duration (Modified)       8.3 years    8.2 years

Yields as of May 31, 2008
30-Day SEC Yield
Investor Class                                  5.09%
A Class                                         4.63%
B Class                                         4.08%
C Class                                         4.08%
Investor Class 30-Day Tax Equivalent Yields(1)
25.00% Tax Bracket                              6.79%
28.00% Tax Bracket                              7.07%
33.00% Tax Bracket                              7.60%
35.00% Tax Bracket                              7.83%

(1) The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

* All fund returns referenced in this commentary are for Investor Class shares.

------
13

High-Yield Municipal

STATE, SECTOR ALLOCATIONS HELPED

We believe the fund benefited from a number of trades we made in 2006-07 in anticipation of an economic slowdown. We diversified the portfolio more broadly by sector and state, and made some changes to the portfolio's coupon structure, trading up in coupon where possible into bonds we think have greater total return potential.

In terms of our sector allocations, we held an underweight position in tobacco bonds and had no exposure to airline securities, two of the more volatile and poorly performing segments of the market. Our state allocation also contributed, as we were underweight in Florida, which performed poorly because of a number of large, troubled land deals to which we had no exposure. We should probably also mention that we believe the land-based deals we continued to hold are relatively healthy, mature credits in well-structured deals. We believe the sector has been oversold in part for technical (supply and demand) reasons, and that these securities can do very well when the economy and housing market begin to recover.

YIELD-CURVE TRADES CONTRIBUTED

In addition, we maintained a yield-curve steepening bias using two- and 10-year
Treasury futures. We preferred to use Treasury futures because they're a pure play on changes in the shape of the curve. For the fiscal year, the Treasury yield curve steepened sharply--the difference in yield between two- and 10-year
Treasury securities went from -3 basis points (the yield curve was inverted) to
+141 basis points (a more normal, upward slope). However, the fund's contribution from its yield-curve positioning would have been even greater but for some long-term municipal bonds we held--long bonds underperformed as the municipal yield curve experienced a similar, if less pronounced, steepening.

OUTLOOK

"We're cautious because we don't see the economic and technical issues in the municipal market going away anytime soon," says Lead Portfolio Manager Steven
Permut. "Nevertheless, municipal bonds remain very attractive compared with fully taxable investments. High-yield municipals in particular look like a beaten-up asset class that we believe represents compelling long-term value."

Portfolio Composition By Credit Rating
                          % of fund       % of fund
                         investments     investments
                            as of           as of
                          5/31/08         11/30/07
AAA                          11%             14%
AA                           11%             2%
A                             7%             --
BBB                           7%             18%
BB                            4%             4%
Unrated                      60%             62%

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

Top Five Sectors as of May 31, 2008
                                          % of fund
                                         investments
Land Secured                                 33%
Hospital Revenue                             12%
Continuing Care Retirement Facility          10%
Electric Revenue                              7%
Project Finance Revenue                       7%

------
14

SCHEDULE OF INVESTMENTS
High-Yield Municipal

MAY 31, 2008

Principal Amount                                                             Value

Municipal Securities -- 103.6%

ARIZONA -- 6.1%
   $2,500,000  Arizona Health Facilities Auth. Rev., Series 2007
               B, (Banner Health), VRDN, 2.68%, 7/1/08                 $ 1,975,000
    4,050,000  Phoenix Civic Improvement Corp. Airport Rev.,
               Series 2008 D, 5.25%, 7/1/17(1)                           4,229,779
    1,000,000  Phoenix Civic Improvement Corp. Airport Rev.,
               Series 2008 D, 5.25%, 7/1/18(1)                           1,038,440
    3,015,000  Pronghorn Ranch Community Facilities District GO,
               6.40%, 7/15/29                                            3,021,512
    1,120,000  Quailwood Meadows Community Facilities District GO,
               6.00%, 7/15/22                                            1,098,507
    2,000,000  Quailwood Meadows Community Facilities District GO,
               6.125%, 7/15/29                                           1,893,480
      750,000  Scottsdale Industrial Development Auth. Hospital
               Rev., Series 2008 A, (Scottsdale Healthcare),
               5.25%, 9/1/30(1)                                            734,513
      897,000  Sundance Community Facilities Assessment District
               No. 2 Rev., 7.125%, 7/1/27                                  933,329
      748,000  Sundance Community Facilities Assessment District
               No. 3 Rev., 6.50%, 7/1/29                                   752,226
      395,000  Sundance Community Facilities District GO, 6.25%,
               7/15/29                                                     393,361
                                                                      ------------
                                                                        16,070,147
                                                                      ------------
ARKANSAS -- 0.4%
    1,000,000  Pulaski County Public Facilities Board Rev., Series
               2006 A, (Philander Smith College), 5.60%, 6/1/36            991,200
                                                                      ------------
CALIFORNIA -- 7.8%
    2,000,000  California Economic Recovery GO, Series 2004 A,
               5.25%, 7/1/14 (FGIC)                                      2,209,911
    2,000,000  California Health Facilities Financing Auth. Rev.,
               Series 2008 G, (Catholic Healthcare West), 5.50%,
               7/1/25                                                    2,073,560
    2,000,000  California Mobilehome Park Financing Auth. Rev.,
               Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36      2,045,700

Principal Amount                                                             Value

    $ 715,000  California Statewide Communities Development Auth.
               Rev., (Thomas Jefferson School of Law), 7.75%,
               10/1/11, Prerefunded at 101% of Par(2)                    $ 821,020
      855,000  Hawaiian Gardens COP, Series 2000 A, 8.00%, 6/1/10,
               Prerefunded at 102% of Par(2)                               951,384
    2,235,000  Independent Cities Lease Finance Auth. Rev., Series
               2004 A, (Morgan Hill - Hacienda Valley Mobile
               Estates), 5.90%, 11/15/34                                 2,209,856
    1,000,000  Morongo Band of Mission Indians Rev., Series 2008
               B, (Enterprise Casino), 6.50%, 3/1/28                     1,008,700
      250,000  Palm Springs Airport Passenger Facility Charge
               Rev., (Palm Springs International Airport), 6.40%,
               7/1/23                                                      249,480
      275,000  Palm Springs Airport Passenger Facility Charge
               Rev., (Palm Springs International Airport), 6.50%,
               7/1/27                                                      273,672
    3,000,000  Perris Public Financing Auth. Special Tax Rev.,
               Series 2003 A, 6.25%, 9/1/33                              3,052,920
    3,000,000  Rancho Cordova Community Facilities District No.
               2004-1 Special Tax Rev., (Sunridge Park Area),
               6.125%, 9/1/37                                            2,914,290
    1,000,000  Soledad Improvement Bond Act of 1915 Special
               Assessment, (Diamond Ridge Assessment District No.
               2002-01), 6.75%, 9/2/33                                   1,041,930
    1,570,000  Vallejo Multifamily Housing Rev., Series 1998 B,
               (Solano Affordable Housing), 8.25%, 4/1/39
               (Acquired 12/12/02, Cost $1,699,352)(3)                   1,719,166
                                                                      ------------
                                                                        20,571,589
                                                                      ------------
COLORADO -- 7.6%
   10,000,000  Denver Health & Hospital Auth. Healthcare Rev.,
               Series 2007 B, VRDN, 3.16%, 6/1/08, resets
               quarterly at 67% of the 3-month LIBOR plus 1.10%
               with no caps(4)                                           7,000,000
    5,725,000  Granby Ranch Metropolitan District GO, 6.75%,
               12/1/36                                                   5,200,991

------
15

High-Yield Municipal

Principal Amount                                                             Value

   $3,000,000  One Horse Business Improvement District Rev.,
               6.00%, 6/1/24                                           $ 2,969,310
    1,500,000  Plaza Metropolitan District No. 1 Rev., 8.00%,
               12/1/25                                                   1,586,340
    2,000,000  Todd Creek Farms Metropolitan District No. 1 Rev.,
               5.60%, 12/1/14                                            1,939,160
    1,500,000  Todd Creek Farms Metropolitan District No. 1 Rev.,
               6.125%, 12/1/19                                           1,461,420
                                                                      ------------
                                                                        20,157,221
                                                                      ------------
CONNECTICUT -- 0.4%
    1,000,000  Connecticut Development Auth. Industrial Rev.,
               (Afco Cargo BDL - LLC), 8.00%, 4/1/30                     1,035,270
                                                                      ------------
DISTRICT OF COLUMBIA -- 0.7%
    1,000,000  District of Columbia COP, (Public Safety &
               Emergency), 5.50%, 1/1/19 (Ambac)                         1,057,970
      750,000  Metropolitan Washington D.C. Airports Auth. General
               Rev., Series 2001 A, 5.50%, 10/1/18 (MBIA)                  776,003
                                                                      ------------
                                                                         1,833,973
                                                                      ------------
FLORIDA -- 10.3%
    4,680,000  Arborwood Community Development District Special
               Assessment Rev., Series 2006 B, (Centex Homes),
               5.25%, 5/1/16                                             4,152,938
    2,190,000  Concorde Estates Community Development District
               Rev., Series 2004 B, 5.00%, 5/1/11                        2,099,027
      140,000  Covington Park Community Development District Rev.,
               Series 2004 B, (Capital Improvement), 5.30%, 11/1/09        138,018
      960,000  Double Branch Community Development District
               Special Assessment, Series 2002 A, 6.70%, 5/1/34            997,603
    2,040,000  Dupree Lakes Community Development District Rev.,
               5.00%, 11/1/10                                            1,970,844
      520,000  Fleming Island Plantation Community Development
               District Special Assessment, Series 2000 B, 7.375%,
               5/1/10, Prerefunded at 101% of Par(2)                       574,361
    5,000,000  JEA St. Johns River Power Park System Rev., Series
               2, Issue 3, 5.00%, 10/1/37(4)                             5,093,050

Principal Amount                                                             Value

   $2,000,000  Miami-Dade County Health Facilities Auth. Hospital
               Rev., Series 2006 A, (Miami Children's Hospital),
               4.55%, 8/1/13 (MBIA)                                    $ 1,993,960
      170,000  Middle Village Community Development District
               Special Assessment, Series 2004 B, 5.00%, 5/1/09            167,965
    2,500,000  Midtown Miami Community Development District
               Special Assessment, Series 2004 A, 6.25%, 5/1/37          2,328,350
    1,500,000  Putnam County Development Auth. Pollution Control
               Rev., Series 2007 B, (Seminole Electric
               Cooperative, Inc.), 5.35%, 5/1/18 (Ambac)                 1,511,415
    1,245,000  South-Dade Venture Community Development District
               Rev., 6.125%, 5/1/34                                      1,253,279
      530,000  Sterling Hill Community Development District
               Special Assessment, Series 2003 B, 5.50%, 11/1/10           525,315
      360,000  Stoneybrook West Community Development District
               Special Assessment, Series 2000 A, 7.00%, 5/1/32            371,639
    3,150,000  Sunshine State Governmental Financing Commission
               Rev., VRDN, 4.25%, 6/2/08 (Ambac) (SBBPA: Dexia
               Credit Local)                                             3,150,000
      920,000  Waterchase Community Development District Rev.,
               Series 2001 A, 6.70%, 5/1/11, Prerefunded at 101%
               of Par(2)                                                 1,013,601
                                                                      ------------
                                                                        27,341,365
                                                                      ------------
GEORGIA -- 0.4%
    1,235,000  City of Atlanta Tax Allocation Rev., (Princeton
               Lakes), 5.50%, 1/1/31                                     1,118,799
                                                                      ------------
GUAM -- 0.6%
    1,500,000  Guam Government Waterworks Auth. Rev., 6.00%, 7/1/25      1,521,390
                                                                      ------------
ILLINOIS -- 18.8%
    1,325,000  Bedford Park Tax Allocation Rev., 5.125%, 12/30/18        1,247,435
    3,000,000  Chicago Park District GO, Series 2006 C, 5.00%,
               1/1/12 (FGIC)(4)                                          3,200,370
    3,000,000  Chicago Tax Increment Allocation Rev., Series 2004
               B, (Pilsen Redevelopment), (Junior Lien), 6.75%,
               6/1/22(4)                                                 3,159,810

------
16

High-Yield Municipal

Principal Amount                                                             Value

   $5,995,000  City of Yorkville Special Service Area No. 2005-109
               Special Tax Rev., (Bristol Bay I), 5.875%, 3/1/36       $ 5,309,651
   13,000,000  Illinois Finance Auth. Rev., Series 2007 A,
               (Monarch Landing, Inc. Facility), 7.00%, 12/1/37         12,959,699
    5,000,000  Illinois Finance Auth. Rev., Series 2007 A,
               (Sedgebrook, Inc. Facility), 6.00%, 11/15/37(4)           4,603,300
    5,000,000  Illinois Finance Auth. Rev., Series 2007 A,
               (Sedgebrook, Inc. Facility), 6.00%, 11/15/42(4)           4,571,750
    3,345,000  Pingree Grove Special Service Area No. 7 Special
               Tax Rev., Series 2006-1, (Cambridge Lakes), 6.00%,
               3/1/36                                                    3,014,481
    1,000,000  Village of Bolingbrook Sales Tax Rev., 6.25%, 1/1/24        988,370
    5,000,000  Village of Hampshire Special Service Area No. 13
               Special Tax Rev., (Tuscany Woods), 5.75%, 3/1/37(4)       4,126,750
    4,230,000  Village of Hampshire Special Service Area No. 16
               Special Tax Rev., Series 2007 A, (Crown Development
               - Prairie Ridge West), 6.00%, 3/1/46                      3,575,619
    3,500,000  Volo Village Special Service Area No. 3 Special Tax
               Rev., Series 2006-1, (Symphony Meadows), 6.00%,
               3/1/36                                                    3,154,165
                                                                      ------------
                                                                        49,911,400
                                                                      ------------
LOUISIANA -- 0.7%
    2,000,000  Colonial Pinnacle Community Development District
               Rev., 7.00%, 5/1/37                                       1,981,240
                                                                      ------------
MARYLAND -- 3.7%
    1,240,000  Anne Arundel County Special Obligation Rev.,
               (Arundel Mills), 7.10%, 7/1/09, Prerefunded at 102%
               of Par(2)                                                 1,329,726
    1,000,000  Anne Arundel County Special Obligation Rev.,
               (National Business Park), 7.375%, 7/1/10,
               Prerefunded at 102% of Par(2)                             1,115,440
    5,000,000  Baltimore Special Obligation Rev., Series 2008 A,
               (East Baltimore Research Park), 7.00%, 9/1/38             5,030,100

Principal Amount                                                             Value

   $1,000,000  Maryland Industrial Development Financing Auth.
               Rev., Series 2005 A, (Our Lady of Good Counsel High
               School), 6.00%, 5/1/35                                  $ 1,003,020
    1,195,000  Prince Georges County Rev., (Woodview Village Phase
               II - Subdistrict), 7.00%, 7/1/12, Prerefunded at
               102% of Par(2)                                            1,393,860
                                                                      ------------
                                                                         9,872,146
                                                                      ------------
MASSACHUSETTS -- 0.4%
    1,000,000  Massachusetts Health & Educational Facilities Auth.
               Rev., Series 2008 E1, (CareGroup Issue), 5.125%,
               7/1/33(1)                                                   981,950
                                                                      ------------
MINNESOTA -- 2.1%
      840,000  Meeker County Hospital Facilities Rev., (Memorial
               Hospital), 5.75%, 11/1/27                                   828,845
    1,720,000  Meeker County Hospital Facilities Rev., (Memorial
               Hospital), 5.75%, 11/1/37                                 1,638,059
    3,000,000  North Oaks Senior Housing Rev., (Presbyterian
               Homes), 6.50%, 10/1/47                                    3,038,370
                                                                      ------------
                                                                         5,505,274
                                                                      ------------
MISSOURI -- 0.4%
      860,000  Missouri Bottom Transportation Development District
               Hazelwood Rev., 7.20%, 5/1/33                               893,600
      225,000  Missouri Housing Development Commission Mortgage
               Rev., Series 1998 B2, (Single Family), 6.40%, 9/1/29        231,233
                                                                      ------------
                                                                         1,124,833
                                                                      ------------
NEVADA -- 5.6%
      660,000  Clark County Improvement Districts No. 108 & 124
               Special Assessment, Series 2003 B, 5.25%, 2/1/12            665,313
      695,000  Clark County Improvement Districts No. 108 & 124
               Special Assessment, Series 2003 B, 5.375%, 2/1/13           702,944
      670,000  Clark County Improvement Districts No. 108 & 124
               Special Assessment, Series 2003 B, 5.40%, 2/1/14            674,985
    1,085,000  Clark County Improvement District No. 121 Special
               Assessment, (Southern Highlands Area), 7.50%,
               12/1/09, Prerefunded at 102% of Par(2)                    1,186,534

------
17

High-Yield Municipal

Principal Amount                                                             Value

   $2,955,000  Clark County Improvement District No. 142 Special
               Assessment, 5.50%, 8/1/12                               $ 2,943,357
    1,375,000  Henderson Local Improvement District No. T-15
               Special Assessment, 6.10%, 3/1/24                         1,322,681
    1,105,000  Henderson Redevelopment Agency Tax Allocation Rev.,
               Series 2002 B, 7.10%, 10/1/22                             1,157,255
      350,000  Henderson Redevelopment Agency Tax Allocation Rev.,
               Series 2002 B, 7.20%, 10/1/25                               362,621
    1,240,000  Las Vegas Improvement District No. 607 Special
               Assessment, (Providence), 5.50%, 6/1/13                   1,180,902
    3,500,000  Las Vegas Improvement Districts No. 808 & 810
               Special Assessment, (Summerlin Village 23B),
               6.125%, 6/1/31                                            3,168,971
      700,000  Reno Special Assessment District No. 4 Rev.,
               (Somersett Parkway), 5.20%, 12/1/10                         707,567
      735,000  Reno Special Assessment District No. 4 Rev.,
               (Somersett Parkway), 5.45%, 12/1/11                         743,511
                                                                      ------------
                                                                        14,816,641
                                                                      ------------
NEW JERSEY -- 6.2%
    2,150,000  New Jersey COP, Series 2008 A, (Equipment Lease
               Purchase), 5.00%, 6/15/21                                 2,217,790
    5,000,000  New Jersey Economic Development Auth. Rev., Series
               2006 A, (Gloucester Marine Terminal), 6.625%, 1/1/37      4,979,250
    5,000,000  New Jersey Economic Development Auth. Rev., Series
               2006 B, (Gloucester Marine Terminal), 6.875%, 1/1/37      5,025,349
    2,000,000  New Jersey Economic Development Auth. Rev., Series
               2006 C, (Gloucester Marine Terminal), 6.50%, 1/1/15       1,977,980
    2,175,000  New Jersey Educational Facilities Auth. Rev.,
               Series 2008 D, (The College of New Jersey), 5.00%,
               7/1/35 (FSA)                                              2,251,604
                                                                      ------------
                                                                        16,451,973
                                                                      ------------
NEW MEXICO -- 1.7%
    1,490,000  Cabezon Public Improvement District Special Tax
               Rev., 6.30%, 9/1/34                                       1,451,603
    1,000,000  Mariposa East Public Improvement District GO,
               6.00%, 9/1/32                                               886,590

Principal Amount                                                             Value

   $1,190,000  Montecito Estates Public Improvement District
               Special Levy Rev., (City of Albuquerque), 7.00%,
               10/1/37                                                 $ 1,115,649
    1,000,000  Ventana West Public Improvement District Special
               Levy Rev., 6.875%, 8/1/33                                 1,007,850
                                                                      ------------
                                                                         4,461,692
                                                                      ------------
NEW YORK -- 6.8%
    2,500,000  Nassau County Industrial Development Agency
               Continuing Care Retirement Community Rev., Series
               2007 A, (Amsterdam at Harborside), 6.50%, 1/1/27          2,466,675
    4,250,000  New York State Dormitory Auth. Rev., (Orange
               Regional Medical Center), 6.25%, 12/1/37(4)               4,287,443
    1,000,000  New York State Dormitory Auth. Rev., Series 2008 A,
               (Columbia University), 5.00%, 7/1/13 (GO of
               University)                                               1,092,680
    6,250,000  New York State Dormitory Auth. Rev., Series 2008
               A2, (Memorial Sloan-Kettering Cancer Center),
               5.00%, 7/1/26(4)                                          6,526,687
    1,000,000  Onondaga County Industrial Development Auth. Rev.,
               (Air Cargo), 7.25%, 1/1/32                                1,019,360
    2,500,000  Triborough Bridge & Tunnel Auth. Rev., Series 2008
               B3, 5.00%, 11/15/15 (GO of Authority)                     2,659,475
                                                                      ------------
                                                                        18,052,320
                                                                      ------------
NORTH CAROLINA -- 3.5%
    4,645,000  North Carolina Municipal Power Agency No. 1 Catawba
               Electric Rev., Series 2008 A, 5.25%, 1/1/16(4)            5,027,841
    4,000,000  North Carolina Municipal Power Agency No. 1 Catawba
               Electric Rev., Series 2008 A, 5.25%, 1/1/17(4)            4,314,960
                                                                      ------------
                                                                         9,342,801
                                                                      ------------
NORTHERN MARIANA ISLANDS(5)
      100,000  Northern Mariana Islands GO, Series 2003 A, 6.75%,
               10/1/33                                                     102,615
                                                                      ------------
OHIO -- 3.4%
    4,255,000  Buckeye Tobacco Settlement Financing Auth. Rev.,
               Series 2007 A-2, 5.875%, 6/1/30                           3,863,029
    1,080,000  Hebron Waterworks Rev., 5.875%, 12/1/25                   1,123,384

------
18

High-Yield Municipal

Principal Amount                                                             Value

    $ 745,000  Hebron Waterworks Rev., 6.125%, 12/1/29                   $ 782,488
      285,000  New Albany Plain Local School District GO, 5.50%,
               12/1/19 (FGIC)                                              304,198
    1,800,000  Pinnacle Community Infrastructure Financing
               Facilities Auth. Rev., Series 2004 A, 6.25%, 12/1/36      1,707,408
    1,100,000  Port of Greater Cincinnati Development Auth.
               Special Assessment, (Cooperative Public Parking
               Infrastructure), 6.40%, 2/15/34                           1,108,833
                                                                      ------------
                                                                         8,889,340
                                                                      ------------
OKLAHOMA -- 0.3%
      750,000  Oklahoma City Industrial & Cultural Facilities
               Trust Rev., 6.75%, 1/1/23                                   751,320
                                                                      ------------
OREGON -- 1.0%
    2,830,000  Forest Grove Student Housing Rev., (Oak Tree
               Foundation), 5.50%, 3/1/37 (Acquired 6/28/07, Cost
               $2,830,000)(3)                                            2,539,331
                                                                      ------------
PENNSYLVANIA -- 3.7%
    4,375,000  Allegheny County Redevelopment Auth. Tax
               Allocation, (Pittsburgh Mills), 5.10%, 7/1/14             4,443,162
    1,500,000  Allegheny County Redevelopment Auth. Tax
               Allocation, (Pittsburgh Mills), 5.60%, 7/1/23             1,478,160
    1,000,000  Langhorne Manor Boro Higher Education Auth. Rev.,
               (Philadelphia Biblical University), 5.50%, 4/1/25           974,750
      185,000  New Morgan Municipal Auth. Office Rev., Series 1999
               A, (Commonwealth Office), 5.375%, 6/1/08                    184,993
    3,000,000  Peninsula Town Center Community Development Auth.
               Special Obligation Rev., 6.45%, 9/1/37                    2,783,130
                                                                      ------------
                                                                         9,864,195
                                                                      ------------
RHODE ISLAND -- 0.2%
      500,000  Cranston GO, 6.375%, 11/15/09, Prerefunded at 101%
               of Par (FGIC)(2)(4)                                         535,160
                                                                      ------------

Principal Amount                                                             Value

TENNESSEE -- 5.2%
     $ 80,000  Blount County Public Building Auth. Rev., Series
               2001 A1-C, (Local Government Public Improvement),
               VRDN, 3.00%, 6/2/08 (Ambac) (LOC: KBC Bank N.V. and
               Landesbank Baden-Wuerttemberg)                              $80,000
    2,450,000  Blount County Public Building Auth. Rev., Series
               2005 D1-B, (Local Government Public Improvement),
               VRDN, 3.00%, 6/2/08 (Ambac/Municipal Government
               Guaranteed) (SBBPA: Depfa Bank plc)                       2,450,000
    1,340,000  Chattanooga Health Educational & Housing Facility
               Board Rev., Series 2005 B, (Campus Development
               Foundation, Inc. Phase I LLC), 5.50%, 10/1/20             1,272,544
    3,565,000  Chattanooga Health Educational & Housing Facility
               Board Rev., Series 2005 B, (Campus Development
               Foundation, Inc. Phase I LLC), 6.00%, 10/1/35             3,268,178
    1,250,000  Sevier County Public Building Auth. Rev., Series
               2002 IV-J1, (Local Government Public Improvement),
               VRDN, 3.00%, 6/2/08 (Ambac) (SBBPA: JPMorgan Chase
               Bank)                                                     1,250,000
    1,700,000  Sevier County Public Building Auth. Rev., Series
               VI-E4, (Local Government Public Improvement Bonds),
               VRDN, 3.00%, 6/2/08 (Ambac/Municipal Government
               Guaranteed) (SBBPA: Depfa Bank plc)                       1,700,000
    3,695,000  Shelby County Health Educational & Housing
               Facilities Board Rev., Series 2008 C, 5.25%,
               6/1/17(1) 3,892,683
                                                                      ------------
                                                                        13,913,405
                                                                      ------------
TEXAS -- 2.8%
      390,000  Abia Development Corp. Airport Facilities Rev.,
               (Aero Austin L.P.), 6.75%, 1/1/11                           391,065
    2,250,000  Lower Colorado River Auth. Rev., 5.75%, 5/15/37(1)        2,352,128
    5,000,000  Lufkin Health Facilities Development Corp. Rev.,
               (Memorial Health System of East Texas), 5.50%,
               2/15/37(4)                                                4,665,649
                                                                      ------------
                                                                         7,408,842
                                                                      ------------

------
19

High-Yield Municipal

Principal Amount                                                             Value

WASHINGTON -- 1.4%
    $ 860,000  Cowlitz County Kelso School District No. 458 GO,
               5.75%, 6/1/12, Prerefunded at 100% of Par (FSA)
               (School Bond Guarantee)(2)                                $ 950,016
    2,375,000  Energy Northwest Rev., Series 2008 D, (Columbia
               Generating), 5.00%, 7/1/12                                2,541,226
      250,000  Port of Seattle Rev., Series 2000 B, 6.00%, 2/1/15
               (MBIA)                                                      270,723
                                                                      ------------
                                                                         3,761,965
                                                                      ------------

Principal Amount                                                             Value

WISCONSIN -- 1.4%
   $2,000,000  Wisconsin Health & Educational Facilities Auth.
               Rev., Series 2004 A, (Southwest Health Center),
               6.25%, 4/1/34                                           $ 1,905,220
    1,750,000  Wisconsin Health & Educational Facilities Auth.
               Rev., Series 2006 A, (Marshfield Clinic), 5.375%,
               2/15/34                                                   1,689,590
                                                                      ------------
                                                                         3,594,810
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 103.6%
(Cost $284,400,006)                                                    274,504,207
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- (3.6)%                                 (9,462,598)
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $265,041,609
                                                                      ============

Futures Contracts
                             Expiration       Underlying Face     Unrealized Gain
   Contracts Purchased          Date          Amount at Value          (Loss)

   176  U.S. Treasury
        2-Year Notes       September 2008       $37,070,000          $(69,146)
                                                ===========          =========

                             Expiration      Underlying Face      Unrealized Gain
     Contracts Sold             Date         Amount at Value          (Loss)

   48  U.S. Long Bond      September 2008       $5,448,000           $103,017
                                                ==========           ========

Notes to Schedule of Investments

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2008.

(1) When-issued security.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2008 was $4,258,497, which represented 1.6% of total net assets.

(4) Security, or a portion thereof, has been segregated for futures contracts and/or when issued securities.

(5) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------
20

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an
American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the
$12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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21

                        Beginning                    Expenses Paid
                         Account        Ending      During Period*    Annualized
                          Value      Account Value     12/1/07 -        Expense
                         12/1/07        5/31/08         5/31/08         Ratio*
Long-Term Tax-Free Bond

ACTUAL

Investor Class            $1,000       $1,015.90         $2.47           0.49%

Institutional Class       $1,000       $1,016.90         $1.46           0.29%

A Class                   $1,000       $1,014.60         $3.73           0.74%

B Class                   $1,000       $1,009.80         $7.49           1.49%

C Class                   $1,000       $1,010.90         $7.49           1.49%

HYPOTHETICAL

Investor Class            $1,000       $1,022.55         $2.48           0.49%

Institutional Class       $1,000       $1,023.55         $1.47           0.29%

A Class                   $1,000       $1,021.30         $3.74           0.74%

B Class                   $1,000       $1,017.55         $7.52           1.49%

C Class                   $1,000       $1,017.55         $7.52           1.49%

High-Yield Municipal

ACTUAL

Investor Class            $1,000        $982.50          $3.07           0.62%

A Class                   $1,000        $981.20          $4.31           0.87%

B Class                   $1,000        $977.60          $8.01           1.62%

C Class                   $1,000        $977.60          $8.01           1.62%

HYPOTHETICAL

Investor Class            $1,000       $1,021.90         $3.13           0.62%

A Class                   $1,000       $1,020.65         $4.39           0.87%

B Class                   $1,000       $1,016.90         $8.17           1.62%

C Class                   $1,000       $1,016.90         $8.17           1.62%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

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22

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2008
                                                       Long-Term        High-Yield
                                                        Tax-Free         Municipal
ASSETS

Investment securities, at value (cost of
$31,331,940 and $284,400,006, respectively)          $31,458,933      $274,504,207

Cash                                                         527                --

Receivable for capital shares sold                            --           217,791

Interest receivable                                      360,754         4,187,222
                                                     -----------      ------------
                                                      31,820,214       278,909,220
                                                     -----------      ------------

LIABILITIES

Disbursements in excess of demand deposit cash                --           182,911

Payable for investments purchased                      1,441,047        13,225,929

Payable for capital shares redeemed                           --             2,232

Payable for variation margin on futures
contracts                                                    720             2,751

Accrued management fees                                    9,343           134,330

Distribution fees payable                                  1,442            23,586

Service fees (and distribution fees -- A
Class) payable                                             2,437            37,145

Dividends payable                                          2,267           258,727
                                                     -----------      ------------
                                                       1,457,256        13,867,611
                                                     -----------      ------------

NET ASSETS                                           $30,362,958      $265,041,609
                                                     ===========      ============

See Notes to Financial Statements.

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23

MAY 31, 2008
                                                     Long-Term          High-Yield
                                                      Tax-Free           Municipal
NET ASSETS CONSIST OF:

Capital paid in                                    $31,164,558        $284,524,143

Undistributed net investment income                     27,191                  --

Accumulated net realized loss on investment
transactions                                         (961,196)         (9,620,606)

Net unrealized appreciation (depreciation)
on investments                                         132,405         (9,861,928)
                                                   -----------        ------------
                                                   $30,362,958        $265,041,609
                                                   ===========        ============

INVESTOR CLASS

Net assets                                          $1,070,821         $87,127,129

Shares outstanding                                     101,439           9,046,689

Net asset value per share                               $10.56               $9.63

INSTITUTIONAL CLASS

Net assets                                         $17,661,261                 N/A

Shares outstanding                                   1,673,078                 N/A

Net asset value per share                               $10.56                 N/A

A CLASS

Net assets                                          $9,320,125        $140,037,288

Shares outstanding                                     882,896          14,539,673

Net asset value per share                               $10.56               $9.63

Maximum offering price (net asset value
divided by 0.955)                                       $11.06              $10.08

B CLASS

Net assets                                          $1,158,370          $3,804,954

Shares outstanding                                     109,746             395,032

Net asset value per share                               $10.56               $9.63

C CLASS

Net assets                                          $1,152,381         $34,072,238

Shares outstanding                                     109,167           3,539,433

Net asset value per share                               $10.56               $9.63

See Notes to Financial Statements.

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24

STATEMENT OF OPERATIONS

YEAR ENDED MAY 31, 2008
                                                     Long-Term          High-Yield
                                                      Tax-Free           Municipal
INVESTMENT INCOME (LOSS)

INCOME:

Interest                                            $1,280,240        $ 15,894,801
                                                    ----------       -------------

EXPENSES:

Management fees                                        102,990           1,689,315

Distribution fees:

 B Class                                                 9,301              31,662

 C Class                                                 2,679             265,662

Service fees:

 B Class                                                 3,100              10,554

 C Class                                                   893              88,554

Distribution and service fees -- A Class                22,550             366,567

Trustees' fees and expenses                              1,405              13,697

Other expenses                                             164               7,888
                                                    ----------       -------------
                                                       143,082           2,473,899
                                                    ----------       -------------

NET INVESTMENT INCOME (LOSS)                         1,137,158          13,420,902
                                                    ----------       -------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                              (622,566)          (9,876,271)

Futures and swaps transactions                         217,048             533,378
                                                    ----------       -------------
                                                     (405,518)          (9,342,893)
                                                    ----------       -------------

CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON:

Investments                                          (184,491)         (19,757,700)

Futures and swaps                                     (20,145)              52,633
                                                    ----------       -------------
                                                     (204,636)         (19,705,067)
                                                    ----------       -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)              (610,154)         (29,047,960)
                                                    ----------       -------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                            $ 527,004        $(15,627,058)
                                                    ==========       =============

See Notes to Financial Statements.

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25

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED MAY 31, 2008 AND MAY 31, 2007
                                  Long-Term Tax-Free          High-Yield Municipal
Increase (Decrease) in
Net Assets                        2008          2007           2008           2007

OPERATIONS

Net investment income
(loss)                     $ 1,137,158   $ 1,359,480   $ 13,420,902   $ 12,750,107

Net realized gain (loss)     (405,518)       350,007    (9,342,893)      1,657,489

Change in net
unrealized appreciation
(depreciation)               (204,636)      (41,606)   (19,705,067)      3,122,438
                           -----------   -----------   ------------   ------------
Net increase (decrease)
in net assets resulting
from operations                527,004     1,667,881   (15,627,058)     17,530,034
                           -----------   -----------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income:

 Investor Class               (17,308)       (5,831)    (4,566,108)     (4,616,008)

 Institutional Class         (730,716)     (712,795)             --             --

 A Class                     (341,166)     (588,921)    (7,203,404)     (6,636,230)

 B Class                      (37,439)      (50,819)      (175,879)       (172,636)

 C Class                      (10,529)       (1,115)    (1,475,511)     (1,325,233)
                           -----------   -----------   ------------   ------------
Decrease in net assets
from distributions         (1,137,158)   (1,359,481)   (13,420,902)    (12,750,107)
                           -----------   -----------   ------------   ------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease)
in net assets from
capital share
transactions                 (223,047)   (6,952,148)    (4,863,723)     45,266,593
                           -----------   -----------   ------------   ------------

NET INCREASE (DECREASE)
IN NET ASSETS                (833,201)   (6,643,748)   (33,911,683)     50,046,520

NET ASSETS

Beginning of period         31,196,159    37,839,907    298,953,292    248,906,772
                           -----------   -----------   ------------   ------------
End of period              $30,362,958   $31,196,159   $265,041,609   $298,953,292
                           ===========   ===========   ============   ============

Undistributed net
investment income              $27,191       $27,577             --             --
                          ===========   ===========   ============   ============

See Notes to Financial Statements.

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26

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2008

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Long-Term Tax-Free Fund (Long-Term Tax-Free) and High-Yield
Municipal Fund (High-Yield Municipal) (collectively, the funds) are two funds in a series issued by the trust. Long-Term Tax-Free is diversified under the 1940
Act. High-Yield Municipal is nondiversified under the 1940 Act. Long-Term
Tax-Free's investment objective is to seek high current income that is exempt from federal income taxes consistent with preservation of capital. Long-Term
Tax-Free invests primarily in long-term investment-grade municipal obligations.
High-Yield Municipal's investment objective is to seek high current income that is exempt from federal income taxes. Capital appreciation is a secondary objective. High-Yield Municipal invests primarily in long-term and intermediate-term municipal obligations. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Long-Term Tax-Free is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class and the C Class. High-Yield
Municipal is authorized to issue the Investor Class, the A Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B
Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the funds represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of
Trustees or its designee, in accordance with procedures adopted by the Board of
Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default;
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

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27

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures and swaps transactions and unrealized appreciation (depreciation) on futures and swaps, respectively.

SWAP AGREEMENTS -- The funds may enter into swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the funds anticipate purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A basic swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities.
Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on futures and swaps. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2005. At this time, management has not identified any uncertain tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------
28

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the
Investment Category Fee range from 0.1625% to 0.2800% for Long-Term Tax-Free and from 0.2925% to 0.4100% for High-Yield Municipal. The rates for the Complex Fee
(Investor Class, A Class, B Class and C Class) range from 0.2500% to 0.3100%.
The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each of the Investor Class, A
Class, B Class and C Class of Long-Term Tax-Free and High-Yield Municipal for
the year ended May 31, 2008, was 0.48% and 0.61%, respectively. The effective annual management fee for the Institutional Class of Long-Term Tax-Free for the
year ended May 31, 2008, was 0.28%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class and C Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century
Investment Services, Inc. (ACIS) an annual distribution and service fee of
0.25%. The plans provide that the B Class and the C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the year ended May 31, 2008, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC.

Prior to December 12, 2007, the funds had a bank line of credit agreement with
JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
May 31, 2008, were as follows:

                         Long-Term Tax-Free   High-Yield Municipal
Purchases                    $68,385,632          $181,084,618
Proceeds from sales          $64,427,176          $177,757,056

------
29

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

                                Year ended May 31, 2008    Year ended May 31, 2007
                                   Shares        Amount      Shares         Amount
Long-Term Tax-Free

INVESTOR CLASS

Sold                              123,013   $ 1,289,179      20,901      $ 226,301

Issued in reinvestment of
distributions                       1,412        14,875         526          5,718

Redeemed                         (43,591)     (458,140)     (3,168)       (34,547)
                                ---------   -----------   ---------   ------------
                                   80,834       845,914      18,259        197,472
                                ---------   -----------   ---------   ------------

INSTITUTIONAL CLASS
                                ---------   -----------   ---------   ------------
Issued in reinvestment of
distributions                      69,445       730,716      65,697        712,471
                                ---------   -----------   ---------   ------------

A CLASS

Sold                              308,625     3,260,281      96,442      1,049,120

Issued in reinvestment of
distributions                      25,681       273,082      40,105        434,715

Redeemed                        (586,314)   (6,216,798)   (804,205)     (8,715,672)
                                ---------   -----------   ---------   ------------
                                (252,008)   (2,683,435)   (667,658)     (7,231,837)
                                ---------   -----------   ---------   ------------

B CLASS

Sold                                2,970        31,287       3,841         41,044

Issued in reinvestment of
distributions                       2,868        30,258       3,656         39,610

Redeemed                         (27,452)     (290,176)    (67,333)       (727,027)
                                ---------   -----------   ---------   ------------
                                 (21,614)     (228,631)    (59,836)       (646,373)
                                ---------   -----------   ---------   ------------

C CLASS

Sold                              114,908     1,214,251       1,388         15,004

Issued in reinvestment of
distributions                         935         9,837         103          1,115

Redeemed                         (10,509)     (111,699)          --             --
                                ---------   -----------   ---------   ------------
                                  105,334     1,112,389       1,491         16,119
                                ---------   -----------   ---------   ------------
Net increase (decrease)          (18,009)   $ (223,047)   (642,047)    $(6,952,148)
                                =========   ===========   =========   ============

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30

                              Year ended May 31, 2008      Year ended May 31, 2007
                                Shares         Amount        Shares         Amount
High-Yield Municipal

INVESTOR CLASS

Sold                         3,460,250   $ 34,684,853     3,551,483   $ 37,619,683

Issued in reinvestment
of distributions               283,425      2,832,724       273,658      2,917,123

Redeemed                   (3,801,236)   (38,290,517)   (2,805,384)    (29,932,323)
                           -----------   ------------   -----------   ------------
                              (57,561)      (772,940)     1,019,757     10,604,483
                           -----------   ------------   -----------   ------------

A CLASS

Sold                         6,642,501     66,611,899     6,497,555     69,268,767

Issued in reinvestment
of distributions               606,875      6,057,678       530,236      5,653,892

Redeemed                   (7,558,740)   (75,730,114)   (4,528,018)    (48,368,107)
                           -----------   ------------   -----------   ------------
                             (309,364)    (3,060,537)     2,499,773     26,554,552
                           -----------   ------------   -----------   ------------

B CLASS

Sold                            24,142        247,623        66,699        710,714

Issued in reinvestment
of distributions                 7,404         73,859         6,014         64,138

Redeemed                      (84,927)      (860,513)      (49,747)       (528,051)
                           -----------   ------------   -----------   ------------
                              (53,381)      (539,031)        22,966        246,801
                           -----------   ------------   -----------   ------------

C CLASS

Sold                         1,164,913     11,675,088     1,203,132     12,795,715

Issued in reinvestment
of distributions                60,290        600,802        43,904        468,377

Redeemed                   (1,269,899)   (12,767,105)     (506,615)     (5,403,335)
                           -----------   ------------   -----------   ------------
                              (44,696)      (491,215)       740,421      7,860,757
                           -----------   ------------   -----------   ------------
Net increase (decrease)      (465,002)   $(4,863,723)     4,282,917   $ 45,266,593
                           ===========   ============   ===========   ============

5. BANK LINE OF CREDIT

Effective December 12, 2007, the funds, along with certain other funds managed by ACIM or American Century Global Investment Management, Inc. (ACGIM), have a
$500,000,000 unsecured bank line of credit agreement with Bank of America, N.A.
Prior to December 12, 2007, the funds, along with certain other funds managed by
ACIM or ACGIM, had a $500,000,000 unsecured bank line of credit agreement with
JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the year ended May 31, 2008.

6. RISK FACTORS

Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

Long-Term Tax-Free may invest primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk and default risk.

High-Yield Municipal invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity and default risk.

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31

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years May 31, 2008 and May
31, 2007 were as follows:

                                Long-Term Tax-Free        High-Yield Municipal
                                2008         2007          2008          2007
DISTRIBUTIONS PAID FROM
Exempt income                $1,137,158   $1,359,481   $13,420,902   $12,750,107
Long-term capital gains          --           --            --            --

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2008, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

                                                     Long-Term          High-Yield
                                                      Tax-Free           Municipal

Federal tax cost of investments                    $31,331,940        $283,845,370
                                                   ===========        ============
Gross tax appreciation of investments                 $343,136         $ 2,955,525

Gross tax depreciation of investments                (216,143)         (12,296,688)
                                                   -----------        ------------
Net tax appreciation (depreciation) of
investments                                           $126,993        $ (9,341,163)
                                                   ===========        ============
Net tax appreciation (depreciation) on
derivatives                                                 --                  --
                                                   -----------        ------------
Net tax appreciation (depreciation)                   $126,993        $(9,341,163)
                                                   ===========        ============
Undistributed exempt income                            $27,191                  --

Accumulated capital losses                          $(955,784)        $(5,078,339)

Capital loss deferrals                                      --        $(5,063,032)

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the treatment of non-shareholder capital contributions and the realization for tax purposes of unrealized gains
(losses) on certain futures contracts.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be limited due to large shareholder redemptions. The capital loss carryovers expire as follows:

                2010     2011      2012         2013         2014      2015       2016
Long-Term
Tax-Free         --       --     $(8,266)    $(142,310)   $(389,668)    --     $(415,540)
High-Yield
Municipal     $(4,876)    --    $(145,918)   $(700,317)       --        --    $(4,227,228)

The capital loss deferral listed above for High-Yield Municipal represents net capital losses incurred in the seven-month period ended May 31, 2008. High-Yield
Municipal has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

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32

8. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has concluded that the adoption of FIN 48 will not materially impact the financial statements.

The FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 does not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

9. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds designate exempt interest dividends for the fiscal year ended May 31,
2008, as follows:

                               Long-Term Tax-Free   High-Yield Municipal
Exempt interest dividends          $1,144,890            $13,494,885

------
33

FINANCIAL HIGHLIGHTS
Long-Term Tax-Free

Investor Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
                                                          2008     2007    2006(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                    $10.78   $10.70     $10.72
                                                        ------   ------     ------
Income From Investment Operations

 Net Investment Income (Loss)                             0.43     0.43       0.06

 Net Realized and Unrealized Gain (Loss)                (0.22)     0.08     (0.02)
                                                        ------   ------     ------
 Total From Investment Operations                         0.21     0.51       0.04
                                                        ------   ------     ------
Distributions

 From Net Investment Income                             (0.43)   (0.43)     (0.06)
                                                        ------   ------     ------
Net Asset Value, End of Period                          $10.56   $10.78     $10.70
                                                        ======   ======     ======

TOTAL RETURN(2)                                          1.99%    4.84%      0.42%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets        0.49%    0.49%   0.49%(3)

Ratio of Net Investment Income (Loss) to Average Net
Assets                                                   4.02%    4.00%   3.85%(3)

Portfolio Turnover Rate                                   257%     101%        62%

Net Assets, End of Period (in thousands)                $1,071     $222        $25

(1) April 3, 2006 (commencement of sale) through May 31, 2006.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

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34

Long-Term Tax-Free

Institutional Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
                                                         2008      2007    2006(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                   $10.78    $10.70     $10.72
                                                       ------    ------     ------
Income From Investment Operations

 Net Investment Income (Loss)                            0.45      0.45       0.07

 Net Realized and Unrealized Gain (Loss)               (0.22)      0.08     (0.02)
                                                       ------    ------     ------
 Total From Investment Operations                        0.23      0.53       0.05
                                                       ------    ------     ------
Distributions

 From Net Investment Income                            (0.45)    (0.45)     (0.07)
                                                       ------    ------     ------
Net Asset Value, End of Period                         $10.56    $10.78     $10.70
                                                       ======    ======     ======

TOTAL RETURN(2)                                         2.19%     5.05%      0.45%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets       0.29%     0.29%   0.29%(3)

Ratio of Net Investment Income (Loss) to Average
Net Assets                                              4.22%     4.20%   4.05%(3)

Portfolio Turnover Rate                                  257%      101%        62%

Net Assets, End of Period (in thousands)              $17,661   $17,285    $16,456

(1) April 3, 2006 (commencement of sale) through May 31, 2006.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------
35

Long-Term Tax-Free

A Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
                          2008      2007    2006(1)     2006       2005       2004
PER-SHARE DATA

Net Asset Value,
Beginning of Period     $10.78    $10.70     $10.72   $10.74     $11.06     $10.98
                        ------    ------     ------   ------     ------     ------
Income From
Investment Operations

 Net Investment
 Income (Loss)            0.40      0.41       0.06  0.35(2)    0.33(2)       0.33(2)

 Net Realized and
 Unrealized Gain
 (Loss)                 (0.22)      0.08     (0.02)   (0.03)     (0.15)       0.24
                        ------    ------     ------   ------     ------     ------
 Total From
 Investment
 Operations               0.18      0.49       0.04     0.32       0.18       0.57
                        ------    ------     ------   ------     ------     ------
Distributions

 From Net
 Investment
 Income                 (0.40)    (0.41)     (0.06)   (0.34)     (0.33)      (0.33)

 From Net
 Realized Gains             --        --         --       --     (0.17)      (0.16)
                        ------    ------     ------   ------     ------     ------
 Total
 Distributions          (0.40)    (0.41)     (0.06)   (0.34)     (0.50)      (0.49)
                        ------    ------     ------   ------     ------     ------
Net Asset Value, End
of Period               $10.56    $10.78     $10.70   $10.72     $10.74     $11.06
                        ======    ======     ======   ======     ======     ======

TOTAL RETURN(3)          1.73%     4.58%      0.40%    3.01%      1.63%       5.31%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets               0.74%     0.74%   0.74%(4)    0.82%      0.84%       0.85%

Ratio of Operating
Expenses to Average
Net Assets (Before
Expense Waiver)          0.74%     0.74%   0.74%(4)    0.82%      0.84%       0.89%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets               3.77%     3.75%   3.60%(4)    3.21%      3.01%       3.01%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets (Before
Expense Waiver)          3.77%     3.75%   3.60%(4)    3.21%      3.01%       2.97%

Portfolio Turnover
Rate                      257%      101%        62%      27%        43%        815%(5)

Net Assets, End of
Period (in thousands)   $9,320   $12,233    $19,288  $36,834   $123,399    $120,606

(1) April 1, 2006 through May 31, 2006. Long-Term Tax-Free's fiscal year end was changed from March 31 to May 31, resulting in a two-month annual reporting period. For the years before May 31, 2006, Long-Term Tax-Free's fiscal year end was March 31.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with
SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover rate includes the effect of using U.S. Treasuries in same day trades to manage interest rate risk. The rate would be 238% if this trading activity was excluded from the calculation.

See Notes to Financial Statements.

------
36

Long-Term Tax-Free

B Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
                             2008     2007    2006(1)     2006      2005      2004
PER-SHARE DATA

Net Asset Value,
Beginning of Period        $10.78   $10.70     $10.72   $10.73    $11.06    $10.98
                           ------   ------     ------   ------    ------    ------
Income From Investment
Operations

 Net Investment
 Income (Loss)               0.32     0.32       0.05  0.27(2)   0.26(2)   0.26(2)

 Net Realized and
 Unrealized Gain
 (Loss)                    (0.22)     0.08     (0.02)   (0.01)    (0.16)      0.24
                           ------   ------     ------   ------    ------    ------
 Total From
 Investment
 Operations                  0.10     0.40       0.03     0.26      0.10      0.50
                           ------   ------     ------   ------    ------    ------
Distributions

 From Net Investment
 Income                    (0.32)   (0.32)     (0.05)   (0.27)    (0.26)    (0.26)

 From Net Realized
 Gains                         --       --         --       --    (0.17)    (0.16)
                           ------   ------     ------   ------    ------    ------
 Total Distributions       (0.32)   (0.32)     (0.05)   (0.27)    (0.43)    (0.42)
                           ------   ------     ------   ------    ------    ------
Net Asset Value, End of
Period                     $10.56   $10.78     $10.70   $10.72    $10.73    $11.06
                           ======   ======     ======   ======    ======    ======

TOTAL RETURN(3)             0.87%    3.80%      0.28%    2.42%     0.89%     4.62%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average Net
Assets                      1.49%    1.49%   1.49%(4)    1.50%     1.50%     1.50%

Ratio of Operating
Expenses to Average Net
Assets (Before Expense
Waiver)                     1.49%    1.49%   1.49%(4)    1.54%     1.52%     1.54%

Ratio of Net Investment
Income (Loss) to
Average Net Assets          3.02%    3.00%   2.85%(4)    2.49%     2.36%     2.39%

Ratio of Net Investment
Income (Loss) to
Average Net Assets
(Before Expense Waiver)     3.02%    3.00%   2.85%(4)    2.45%     2.34%     2.35%

Portfolio Turnover Rate      257%     101%        62%      27%       43%   815%(5)

Net Assets, End of
Period (in thousands)      $1,158   $1,416     $2,046   $2,081    $2,483    $2,674

(1) April 1, 2006 through May 31, 2006. Long-Term Tax-Free's fiscal year end was changed from March 31 to May 31, resulting in a two-month annual reporting period. For the years before May 31, 2006, Long-Term Tax-Free's fiscal year was
March 31.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with
SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover rate includes the effect of using U.S. Treasuries in same day trades to manage interest rate risk. The rate would be 238% if this trading activity was excluded from the calculation.

See Notes to Financial Statements.

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37

Long-Term Tax-Free

C Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
                                                          2008     2007    2006(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                    $10.78   $10.70     $10.72
                                                        ------   ------     ------
Income From Investment Operations

 Net Investment Income (Loss)                             0.32     0.32       0.05

 Net Realized and Unrealized Gain (Loss)                (0.22)     0.08     (0.02)
                                                        ------   ------     ------
 Total From Investment Operations                         0.10     0.40       0.03
                                                        ------   ------     ------
Distributions

 From Net Investment Income                             (0.32)   (0.32)     (0.05)
                                                        ------   ------     ------
Net Asset Value, End of Period                          $10.56   $10.78     $10.70
                                                        ======   ======     ======

TOTAL RETURN(2)                                          0.98%    3.80%      0.26%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets        1.49%    1.49%   1.49%(3)

Ratio of Net Investment Income (Loss) to Average Net
Assets                                                   3.02%    3.00%   2.85%(3)

Portfolio Turnover Rate                                   257%     101%        62%

Net Assets, End of Period (in thousands)                $1,152      $41        $25

(1) April 3, 2006 (commencement of sale) through May 31, 2006.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with
SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------
38

High-Yield Municipal

Investor Class
For a Share Outstanding Throughout the Years Ended May 31
                                       2008      2007     2006      2005      2004
PER-SHARE DATA

Net Asset Value, Beginning of
Period                               $10.68    $10.50   $10.50    $10.04    $10.25
                                     ------    ------   ------    ------    ------
Income From Investment Operations

 Net Investment Income (Loss)          0.52      0.51     0.50      0.51      0.52

 Net Realized and Unrealized
 Gain (Loss)                         (1.05)      0.18    --(1)      0.46    (0.21)
                                     ------    ------   ------    ------    ------
 Total From Investment
 Operations                          (0.53)      0.69     0.50      0.97      0.31
                                     ------    ------   ------    ------    ------
Distributions

 From Net Investment Income          (0.52)    (0.51)   (0.50)    (0.51)    (0.52)
                                     ------    ------   ------    ------    ------
Net Asset Value, End of Period        $9.63    $10.68   $10.50    $10.50    $10.04
                                     ======    ======   ======    ======    ======

TOTAL RETURN(2)                     (5.01)%     6.70%    4.91%     9.84%     3.07%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets                    0.62%     0.62%    0.62%     0.63%     0.64%

Ratio of Net Investment Income
(Loss) to Average Net Assets          5.16%     4.80%    4.80%     4.92%     5.06%

Portfolio Turnover Rate                 69%       36%      16%       30%       27%

Net Assets, End of Period (in
thousands)                          $87,127   $97,254  $84,896   $62,945   $54,340

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
39

High-Yield Municipal

A Class
For a Share Outstanding Throughout the Years Ended May 31
                                     2008       2007      2006      2005      2004
PER-SHARE DATA

Net Asset Value, Beginning of
Period                             $10.68     $10.50    $10.50    $10.04    $10.25
                                   ------     ------    ------    ------    ------
Income From Investment
Operations

 Net Investment Income
 (Loss)                              0.50       0.48      0.48      0.48      0.49

 Net Realized and
 Unrealized Gain (Loss)            (1.05)       0.18     --(1)      0.46    (0.21)
                                   ------     ------    ------    ------    ------
 Total From Investment
 Operations                        (0.55)       0.66      0.48      0.94      0.28
                                   ------     ------    ------    ------    ------
Distributions

 From Net Investment
 Income                            (0.50)     (0.48)    (0.48)    (0.48)    (0.49)
                                   ------     ------    ------    ------    ------
Net Asset Value, End of Period      $9.63     $10.68    $10.50    $10.50    $10.04
                                   ======     ======    ======    ======    ======

TOTAL RETURN(2)                   (5.25)%      6.43%     4.65%     9.56%     2.81%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets               0.87%      0.87%     0.87%     0.88%     0.89%

Ratio of Net Investment
Income (Loss) to Average Net
Assets                              4.91%      4.55%     4.55%     4.67%     4.81%

Portfolio Turnover Rate               69%        36%       16%       30%       27%

Net Assets, End of Period (in
thousands)                       $140,037   $158,622  $129,681   $79,154   $33,335

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

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40

High-Yield Municipal

B Class
For a Share Outstanding Throughout the Years Ended May 31
                                           2008     2007     2006    2005     2004
PER-SHARE DATA

Net Asset Value, Beginning of Period     $10.68   $10.50   $10.50  $10.04   $10.25
                                         ------   ------   ------  ------   ------
Income From Investment Operations

 Net Investment Income (Loss)              0.42     0.40     0.40    0.40     0.42

 Net Realized and Unrealized Gain
 (Loss)                                  (1.05)     0.18    --(1)    0.46   (0.21)
                                         ------   ------   ------  ------   ------
 Total From Investment Operations        (0.63)     0.58     0.40    0.86     0.21
                                         ------   ------   ------  ------   ------
Distributions

 From Net Investment Income              (0.42)   (0.40)   (0.40)  (0.40)   (0.42)
                                         ------   ------   ------  ------   ------
Net Asset Value, End of Period            $9.63   $10.68   $10.50  $10.50   $10.04
                                         ======   ======   ======  ======   ======

TOTAL RETURN(2)                         (5.96)%    5.64%    3.87%   8.75%    2.05%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets                        1.62%    1.62%    1.62%   1.63%    1.64%

Ratio of Net Investment Income
(Loss) to Average Net Assets              4.16%    3.80%    3.80%   3.92%    4.06%

Portfolio Turnover Rate                     69%      36%      16%     30%      27%

Net Assets, End of Period (in
thousands)                               $3,805   $4,790   $4,468  $3,573   $2,541

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
41

High-Yield Municipal

C Class
For a Share Outstanding Throughout the Years Ended May 31
                                        2008      2007     2006      2005     2004
PER-SHARE DATA

Net Asset Value, Beginning of
Period                                $10.68    $10.50   $10.50    $10.04   $10.25
                                      ------    ------   ------    ------   ------
Income From Investment Operations

 Net Investment Income (Loss)           0.42      0.40     0.40      0.40     0.43

 Net Realized and Unrealized
 Gain (Loss)                          (1.05)      0.18    --(1)      0.46   (0.21)
                                      ------    ------   ------    ------   ------
 Total From Investment
 Operations                           (0.63)      0.58     0.40      0.86     0.22
                                      ------    ------   ------    ------   ------
Distributions

 From Net Investment Income           (0.42)    (0.40)   (0.40)    (0.40)   (0.43)
                                      ------    ------   ------    ------   ------
Net Asset Value, End of Period         $9.63    $10.68   $10.50    $10.50   $10.04
                                      ======    ======   ======    ======   ======

TOTAL RETURN(2)                      (5.96)%     5.64%    3.86%     8.74%    2.20%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets                     1.62%     1.62%    1.62%     1.63%    1.54%

Ratio of Net Investment Income
(Loss) to Average Net Assets           4.16%     3.80%    3.80%     3.92%    4.16%

Portfolio Turnover Rate                  69%       36%      16%       30%      27%

Net Assets, End of Period (in
thousands)                           $34,072   $38,287  $29,862   $16,967   $8,457

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

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42

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the American Century Municipal Trust and Shareholders of the
Long-Term Tax-Free Fund and High-Yield Municipal Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Long-Term Tax-Free Fund and
High-Yield Municipal Fund (two of the four funds comprising the American Century
Municipal Trust, hereafter referred to as the "Funds") at May 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United
States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
July 17, 2008

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43

MANAGEMENT

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Those listed as interested trustees are "interested"
primarily by virtue of their engagement as directors and/or officers of, or ownership interest in, American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services, LLC (ACS).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS. The trustees serve in this capacity for eight registered investment companies in the American Century
Investments family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies in the American Century Investments family of funds advised by ACIM or American Century Global Investment Management, Inc.
(ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INTERESTED TRUSTEE

JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUNDS: Trustee (since 2007) and President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM,
ACGIM, ACIS and other ACC subsidiaries. Managing Director, Morgan Stanley
(March 2000 to November 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 111
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

INDEPENDENT TRUSTEES

JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUNDS: Trustee (since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (money management firm) (April 2004 to present);
Partner and Founder, Bay Partners (venture capital firm, 1976 to 2006)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

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44

RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUNDS: Trustee (since 1995) and Chairman of the Board
(since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of
Law and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

FREDERICK L.A. GRAUER, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUNDS: Trustee (since 2008)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Advisor, Barclays Global
Investors (asset manager) (2003 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

PETER F. PERVERE, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUNDS: Trustee (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Vice President and Chief Financial Officer, Commerce One, Inc. (software and services provider)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Intraware, Inc.

MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUNDS: Trustee (since 1980)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Platinum Grove Asset
Management, L.P. (asset manager), and a Partner, Oak Hill Capital Management
(asset manager) (1999 to present); Frank E. Buck Professor of
Finance-Emeritus, Stanford Graduate School of Business (1996 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)

JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUNDS: Trustee (since 2002)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1973 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present)

JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Trustee (since 1984)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

------
45

OFFICERS

BARRY FINK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUNDS: Executive Vice President (since 2007) PRINCIPAL
OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and Executive Vice
President, ACC (September 2007 to present); President, ACS (October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007); Global General
Counsel, Morgan Stanley (2000 to 2006). Also serves as: Director, ACC, ACS, ACIS and other ACC subsidiaries

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUNDS: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000) PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief
Compliance Officer, ACIM, ACGIM and ACS (August 2006 to present); Assistant
Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial
Officer, various American Century Investments funds (July 2000 to August 2006).
Also serves as: Senior Vice President, ACS

CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUNDS: General Counsel (since 2007) and Senior Vice
President (since 2006) PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney,
ACC (February 1994 to present); Vice President, ACC (November 2005 to present);
General Counsel, ACC (March 2007 to present). Also serves as: General Counsel,
ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President,
ACIM, ACGIM and ACS

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
Officer (all since 2006) PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice
President, ACS (February 2000 to present); and Controller, various American
Century Investments funds (1997 to September 2006)

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUNDS: Tax Officer (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS

The SAI has additional information about the funds' trustees and is available without charge, upon request, by calling 1-800-345-2021.

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46

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century Investments' website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling
1-800-345-2021.

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47

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is a market value-weighted index designed for the long-term tax-exempt bond market.

The LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that are investment-grade and have maturities between two and four years.

The LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that have maturities greater than 22 years.

The LEHMAN BROTHERS NON-INVESTMENT-GRADE MUNICIPAL BOND INDEX is composed of non-investment grade U.S. municipal securities with a remaining maturity of one year or more.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

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48

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE. . . . . . . . . . . . . . . . .         1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE. . . . . . . . . . . . . .         1-800-345-2021
                                                                   or 816-531-5575

INVESTORS USING ADVISORS. . . . . . . . . . . . . . . . . .         1-800-378-9878

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS .
.. . . . . . . . . . . . . . . . . . . . . . . . . .                 1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES. . . . . . . .         1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF. . . . . . . . . . .         1-800-634-4113

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0807
CL-ANN-60828N

ITEM 2.  CODE OF ETHICS.

a.   The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.   No response required.

c.   None.

d.   None.

e.   Not applicable.

f.   The registrant's Code of Ethics for Senior Financial Officers was filed as
     Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.'s
     Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on
     September 29, 2005, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    Peter F. Pervere, Jeanne D. Wohlers and Ronald J. Gilson are the
          registrant's designated audit committee financial experts. They are
          "independent" as defined in Item 3 of Form N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

          FY 2007:  $119,367
          FY 2008:  $ 84,891

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were as follows:

          For services rendered to the registrant:

          FY 2007:  $0
          FY 2008:  $0

          Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2007:  $0
          FY 2008:  $0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

          For services rendered to the registrant:

          FY 2007:  $2,250*
          FY 2008:  $0

          * This amount has been restated as certain prior year services related to review of federal and state income tax forms and federal excise tax forms that were paid in advance were refunded as management changed service providers.

          Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2007:  $0
          FY 2008:  $0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:

          FY 2007:  $0
          FY 2008:  $0

          Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2007:  $0
          FY 2008:  $0

(e)(1)    In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
          2-01 of Regulation S-X, the registrant's audit committee also pre-approves its accountant's engagements for non-audit services with the registrant's investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)    All services described in each of paragraphs (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of
          Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)       The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

          FY 2007:  $140,897*
          FY 2008:  $ 90,000

          * This amount has been restated as certain prior year services related to review of federal and state income tax forms and federal excise tax forms that were paid in advance were refunded as management changed service providers.

(h)       The registrant's investment adviser and accountant have notified the registrant's audit committee of all non-audit services that were rendered by the registrant's accountant to the registrant's investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant's audit committee included sufficient details regarding such services to allow the registrant's audit committee to consider the continuing independence of its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)  The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)      Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
         Act of 1940) as of June 16, 2008, the registrant's principal executive officer and principal financial officer concluded that such disclosure controls and procedures were effective.

(b)      As previously disclosed in the registrant's amended Form N-CSR filing for the six-month period ended November 30, 2007, and Form N-Q filing for the quarter ended February 29, 2008, in April 2008 management discovered a material weakness in internal controls relating to the pricing of a specific type of investment grade municipal security held by the High-Yield Municipal Fund and the Tax-Free Bond Fund. This
         weakness resulted in an overstatement of the funds' net asset values per share.

         Upon discovery of this issue, the registrant's principal executive officer and principal financial officer re-evaluated the existing disclosure controls and procedures and concluded that they were not fully effective. Accordingly, in April 2008, management made changes that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940).
         Specifically, management enhanced the effectiveness of its controls and procedures relating to pricing to address the issue discussed above.

ITEM 12.  EXHIBITS.

(a)(1)   Registrant's Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios,
         Inc.'s Certified Shareholder Report on Form N-CSR, File No. 811-21591,
         on September 29, 2005.

(a)(2)   Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the
         Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
         Company Act of 1940, are filed and attached hereto as Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY MUNICIPAL TRUST

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    July 30, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    July 30, 2008

By:      /s/ Robert J. Leach
         ----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    July 30, 2008